UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07883
ICON Funds
(Exact name of registrant as specified in charter)
5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices)            (Zip code)
Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2009
Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders.

2009 Semiannual Report
ICON U.S. Diversified Funds
Investment Update
March 31, 2009
(Unaudited)

ICON Bond Fund
ICON Core Equity Fund
ICON Equity Income Fund
ICON Income Opportunity Fund
ICON Long/Short Fund

1-800-764-0442 ï www.iconfunds.com

SAR-DIV-09, M29754

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

About This Report (Unaudited)	2

Message from ICON Funds (Unaudited)	5

Schedules of Investments (Unaudited)
ICON Bond Fund	7
ICON Core Equity Fund	13
ICON Equity Income Fund	16
ICON Income Opportunity Fund	20
ICON Long/Short Fund	25

Financial Statements (Unaudited)	30

Financial Highlights (Unaudited)	40

Notes to Financial Statements (Unaudited)	50

Six-Month Hypothetical Expense Example (Unaudited)	66

Other Information (Unaudited)	70

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s views, opinions and portfolio holdings as of March 31, 2009, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security, industry or sector. Each Fund’s holdings as of March 31, 2009 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and

2 About This Report

securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and investment team expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “intrinsic value,” “indicates,” “believes,” “considers,” “estimates,” variations of such words and similar expressions are intended to identify forward looking statements, which are not statements of historical fact. Forward looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates; the risks noted in this Report and other factors beyond the control of our investment team. Therefore, actual outcome may differ materially from what is expressed in such forward looking statements.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors. An investment concentrated in sectors and industries may involve greater risk and

About This Report 3

volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund may invest up to 25% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

4 About This Report

Message From ICON Funds (unaudited)

Dear Shareholder,

It may surprise you to learn that we at ICON hope to look back on the last six months as the final stage of an unusual, unforeseeable and unfortunate financial and economic setting. I would like to offer you ICON’s opinion relative to the underlying causes of the recent financial crisis, in addition to providing our outlook for what we anticipate will be a brighter future.

Back in 2005, the Federal Reserve (the “FED”) began tightening monetary policy in response to a strong economy and some upward pressure on commodity prices. The FED’s objective was to slow the economy and decrease inflationary elements. Consequently, the money supply, as measured by M1, was flat through 2005, 2006 and the first half of 2007. The initial impact of this constraint was felt, as usual, at the margins and would have jeopardized only the riskiest home or land acquisitions. Problems in the sub-prime mortgage market would not surface until mid-2007.

In response to the mortgage crisis, the Federal Reserve reversed monetary policy and began a series of dramatic easing in August 2007. Ordinarily, we believe this should have stimulated growth in the money supply and helped avert a recession. By early 2008, however, it was clear to the FED that the banking system was frozen, banks were not making loans and the money supply was not growing. The Federal Reserve and the Department of the Treasury made every effort and used a variety of strategies to clear a log-jammed financial system, but the damage was arguably done. In early 2008 the money supply had already been flat for over three years. We believe this stagnant M1 supply was choking the economy. Housing, mortgages and financial institutions were especially hard hit. In a somewhat ironic twist, the economy was rapidly deteriorating and directly impacting the very financial institutions the FED was trying to unlock in order to stabilize the economy. By the summer of 2008, one year after the FED’s initial monetary easing, M1 had started to grow again. If anybody was curious about what happens if you hold M1 flat for over three and a half years, we now have an answer: you will have a deep recession.

The collapse of various financial institutions, in our opinion, did not cause the recession. Rather, we think M1 being flat for three and a half years caused the recession. The financial system’s failures simply contributed to the inefficacies of the FED’s policies and were symptomatic of a larger problem. Federal Reserve Chairman Ben Bernanke stated the FED was surprised the system remained frozen and that standard easing did not work. We at ICON, along with countless other advisers, money managers,

Message From ICON Funds 5

investment professionals and investors were likewise surprised when the FED’s easing failed to break the logjam.

When analyzing the investing environment, I think it is important to sort out the political and philosophical debates from the economic and financial basics. The money supply has grown in the last nine months a fact which suggests banks may be lending again. And, if banks are lending again, this in turn suggests to us that the FED’s continued efforts have paid off, that the FED has successfully broken the logjam that froze our financial system. Money growth is also a powerful stimulus to the economy, especially when combined with a fiscal stimulus package. Stock prices seem to be reacting and anticipating a recovery, as most indexes are beginning to rebound following their lows in early March.

We are not out of the woods yet. GDP is not growing and businesses and investors continue to struggle across the globe. Now that the FED’s policies have broken the financial system’s logjam, however, we believe the right monetary and fiscal conditions are in place to promote a long-awaited recovery.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

6 Message From ICON Funds

ICON Bond Fund
Schedule of Investments
March 31, 2009 (unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (83.1)%
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$200,359
500,000	Aetna, Inc.	5.75%	06/15/11	494,420
500,000	AK Steel Corp.	7.75%	06/15/12	392,500
2,000,000	Alabama Power Co.(a)	1.44%	08/25/09	1,973,622
1,000,000	Allied Waste North America	6.50%	11/15/10	995,000
275,000	Allied Waste North America	5.75%	02/15/11	268,469
1,000,000	Altria Group, Inc.	7.75%	02/06/14	1,051,930
2,150,000	American Express Centurion Bank(a)	0.72%	12/17/09	2,053,035
1,800,000	American Express Credit Co.(a)	0.64%	02/24/12	1,471,018
750,000	American General Finance Corp.	5.38%	10/01/12	301,396
650,000	Arizona Pub Service Co.	6.38%	10/15/11	641,313
950,000	AT&T, Inc.	4.13%	09/15/09	958,737
500,000	AT&T, Inc.	5.80%	02/15/19	489,466
500,000	AutoZone, Inc.(b)	4.38%	06/01/13	467,290
500,000	AutoZone, Inc.	5.50%	11/15/15	456,656
1,500,000	Bank of America Corp.	6.25%	04/15/12	1,412,157
1,000,000	Bank of America Corp.	4.88%	09/15/12	902,530
950,000	Bank of America Corp.(a)	1.62%	06/15/17	569,646
1,000,000	BB&T Corp.	6.50%	08/01/11	1,009,371
1,500,000	Boeing Co.	5.00%	03/15/14	1,537,587
750,000	Boston Scientific Corp.	6.00%	06/15/11	727,500
500,000	British Telecom PLC - YD(a)	8.63%	12/15/10	520,364
1,000,000	Case New Holland, Inc.	6.00%	06/01/09	992,500
1,500,000	Caterpillar Financial SE	6.13%	02/17/14	1,456,683
1,000,000	Caterpillar Financial Services Corp.(a)	1.45%	10/09/09	985,534
150,000	Centex Corp.	4.55%	11/01/10	136,500
1,127,000	Chartered Semiconductor - YD	5.75%	08/03/10	1,002,435
450,000	Cincinnati Financial Corp.	6.90%	05/15/28	228,765
500,000	CIT Group, Inc.(a)	1.39%	06/08/09	483,756
750,000	CIT Group, Inc.	4.75%	12/15/10	604,823
355,000	CIT Group, Inc.	7.75%	04/02/12	252,355
1,000,000	Citigroup, Inc.(a)	1.40%	05/18/10	898,439
1,000,000	Citigroup, Inc.	6.00%	02/21/12	912,722
1,750,000	Comcast Cable Communications Holdings	8.38%	03/15/13	1,871,501
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	433,688

Schedule of Investments 7

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	$536,295
550,000	Comerica Bank	7.13%	12/01/13	486,982
500,000	ConocoPhillips	4.75%	02/01/14	520,077
500,000	Consolidated Edison Co. of New York	5.55%	04/01/14	504,810
500,000	Countrywide Home Loan	6.25%	04/15/09	500,292
114,000	Cox Communications, Inc.	7.63%	06/15/25	97,562
1,000,000	Credit Suisse USA, Inc.(a)	0.61%	06/05/09	996,963
1,000,000	Credit Suisse USA, Inc.(a)	1.45%	03/02/11	931,110
1,000,000	Credit Suisse USA, Inc.	6.13%	11/15/11	1,018,490
500,000	CSX Corp.	5.75%	03/15/13	482,992
750,000	Daimler Finance NA	8.00%	06/15/10	746,374
1,000,000	Daimler Finance NA	7.75%	01/18/11	986,147
2,500,000	Daimler Finance NA	6.50%	11/15/13	2,265,132
500,000	Denbury Resources, Inc.	9.75%	03/01/16	482,500
500,000	Deutsche Telekom International Finance - YD	8.50%	06/15/10	522,292
260,000	Dillard’s, Inc.	9.50%	09/01/09	254,150
232,000	Dillard’s, Inc.	9.13%	08/01/11	162,400
1,000,000	DIRECTV Holdings LLC	8.38%	03/15/13	1,011,250
850,000	DPL, Inc.	6.88%	09/01/11	870,074
450,000	E.I. Du Pont de Nemours	5.00%	07/15/13	466,092
1,000,000	E.I. Du Pont de Nemours	4.75%	03/15/15	985,561
950,000	El Paso Corp.	6.75%	05/15/09	946,865
750,000	Exelon Generation Co., LLC	6.20%	10/01/17	670,636
500,000	Farmers Insurance Capital Notes(c)	7.20%	07/15/48	250,222
6,000	First American Financial Corp.	7.55%	04/01/28	4,477
500,000	FirstEnergy Corp.	6.45%	11/15/11	500,453
750,000	Fortune Brands, Inc.	4.88%	12/01/13	679,700
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.25%	04/01/15	478,750
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	467,500
1,000,000	General Electric Capital Corp.(a)	1.36%	03/12/10	958,190
1,950,000	General Electric Capital Corp.(a)	1.62%	02/01/11	1,766,158
250,000	General Electric Capital Corp.	5.88%	02/15/12	248,169
1,000,000	General Electric Capital Corp.	5.25%	10/19/12	962,717
500,000	General Electric Capital Corp.	5.45%	01/15/13	481,505
1,000,000	General Electric Capital Corp.(a)	1.39%	05/08/13	777,218
250,000	Goldman Sachs Group, Inc.	7.35%	10/01/09	253,110
1,500,000	Goldman Sachs Group, Inc.	4.50%	06/15/10	1,496,785
1,000,000	Goldman Sachs Group, Inc.	5.00%	01/15/11	992,649
1,250,000	Goldman Sachs Group, Inc.	6.88%	01/15/11	1,263,184
1,000,000	Goldman Sachs Group, Inc.	6.60%	01/15/12	998,660
1,000,000	Goldman Sachs Group, Inc.	5.70%	09/01/12	970,236

8 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$2,000,000	Honeywell International, Inc.(a)	1.22%	07/27/09	$2,000,976
500,000	Household Finance Corp.	7.00%	05/15/12	401,351
1,900,000	Household Finance Corp.(a)	2.23%	11/10/13	1,064,000
2,000,000	HSBC Finance Corp.	5.00%	06/30/15	1,481,988
950,000	IBM Corp.	8.38%	11/01/19	1,135,489
1,000,000	IBM International Group Capital(a)	1.52%	07/29/09	1,001,678
294,000	International Lease Finance Corp.	4.88%	09/01/10	214,769
450,000	John Hancock(c)	7.38%	02/15/24	442,189
2,000,000	JPMorgan Chase & Co.(a)	0.58%	05/07/10	1,958,070
2,000,000	JPMorgan Chase & Co.	6.75%	02/01/11	2,038,784
1,350,000	JPMorgan Chase & Co.	6.63%	03/15/12	1,318,598
1,000,000	Kansas City Southern	7.50%	06/15/09	1,000,000
500,000	Kraft Foods, Inc.	6.25%	06/01/12	527,568
750,000	Land O’Lakes, Inc.	9.00%	12/15/10	752,812
1,500,000	Marathon Oil Corp.	6.50%	02/15/14	1,522,920
1,000,000	Massey Energy Co.(b)	6.63%	11/15/10	993,520
1,100,000	Merrill Lynch & Co.(a)	2.14%	05/05/14	851,411
750,000	MGM MIRAGE, Inc.	6.00%	10/01/09	405,000
2,400,000	Morgan Stanley(a)	1.37%	01/15/10	2,295,547
250,000	Morgan Stanley	4.25%	05/15/10	243,067
1,000,000	Morgan Stanley	4.75%	04/01/14	817,577
1,000,000	Motorola, Inc.	7.63%	11/15/10	950,234
400,000	New Jersey Bell Telephone	7.85%	11/15/29	372,293
500,000	Newfield Exploration Co.	7.13%	05/15/18	442,500
122,000	NLV Financial Corp.(c)	6.50%	03/15/35	78,339
2,000,000	Oracle Corp.(a)	1.30%	05/14/10	1,985,556
1,000,000	Peabody Energy Corp.	6.88%	03/15/13	975,000
500,000	Pfizer, Inc.	4.45%	03/15/12	513,576
1,000,000	Pfizer, Inc.	5.35%	03/15/15	1,055,046
600,000	PPG Industries, Inc.	5.75%	03/15/13	610,984
1,750,000	PPL Energy Supply LLC	6.50%	05/01/18	1,537,924
1,000,000	Procter & Gamble Co.	6.88%	09/15/09	1,027,026
500,000	Prudential Financial, Inc.	4.75%	06/13/15	363,620
225,000	PSEG Energy Holdings LLC	8.50%	06/15/11	221,405
500,000	R.R. Donnelley & Sons Co.	4.95%	04/01/14	375,161
750,000	RadioShack Corp.	7.38%	05/15/11	714,375
750,000	Rent-A-Center, Inc.(b)	7.50%	05/01/10	733,125
1,000,000	Reynolds American, Inc.	6.50%	07/15/10	1,002,256
250,000	Rio Tinto Finance USA, Ltd. - YD	5.88%	07/15/13	224,179
250,000	Rogers Communications, Inc. - YD	8.00%	12/15/12	252,188
500,000	Ryder System, Inc.	5.85%	03/01/14	455,486

Schedule of Investments 9

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$382,000	Sears Roebuck Acceptance Corp.	6.25%	05/01/09	$378,965
500,000	Sempra Energy	6.00%	02/01/13	507,996
500,000	Simon Property Group LP	4.88%	03/18/10	478,818
500,000	Simon Property Group LP	5.00%	03/01/12	425,613
500,000	Simon Property Group LP	5.75%	05/01/12	432,494
1,000,000	SLM Corp.	4.20%	09/15/09	933,755
1,000,000	Smithfield Foods, Inc.(b)	8.00%	10/15/09	995,000
450,000	SUPERVALU, Inc.	7.88%	08/01/09	450,563
1,000,000	Telecom Italia Capital - YD	4.00%	01/15/10	984,783
350,000	Telefonica de Argentina - YD	9.13%	11/07/10	336,000
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	425,329
500,000	Tesoro Corp.	6.63%	11/01/15	395,000
2,000,000	The Home Depot, Inc.	5.20%	03/01/11	2,011,456
2,000,000	The Home Depot, Inc.	5.25%	12/16/13	1,948,698
400,000	The Western Union Co.	5.40%	11/17/11	407,868
750,000	The Western Union Co.	5.93%	10/01/16	695,290
250,000	The Williams Cos., Inc.	7.13%	09/01/11	248,750
750,000	Transocean, Ltd. - YD	5.25%	03/15/13	751,884
155,000	Union Carbide Corp.	6.70%	04/01/09	155,001
1,000,000	UnitedHealth Group, Inc.	5.50%	11/15/12	998,487
500,000	UnitedHealth Group, Inc.	4.88%	02/15/13	486,992
1,000,000	Verizon Communications, Inc.	6.88%	06/15/12	1,061,451
410,000	Verizon Communications, Inc.	8.30%	08/01/31	398,986
500,000	Verizon Pennsylvania	5.65%	11/15/11	513,297
2,000,000	Wachovia Corp.(a)	1.36%	08/01/13	1,472,010
1,000,000	Walt Disney Co.(a)	1.15%	07/16/10	987,566
500,000	Xerox Corp.	7.13%	06/15/10	510,314
500,000	Xerox Corp.	7.63%	06/15/13	446,185

Total Corporate Bonds (Cost $123,194,943)				115,344,934
U.S. Government And U.S. Government Agency Bonds (1.9)%
1,000,000	Fannie Mae	5.25%	08/01/12	1,046,990
825,000	Fannie Mae	5.13%	01/02/14	852,646
750,000	Fannie Mae	5.00%	07/09/18	750,694

Total U.S. Government And U.S. Government Agency Bonds (Cost $2,536,435)				2,650,330
Foreign Government Bond (0.4)%
500,000	Republic of South Africa - YD	6.50%	06/02/14	500,000

Total Foreign Government Bonds (Cost $515,487)				500,000

10 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

U.S. Treasury Inflation Protected Bonds (7.8)%
$2,000,000	Treasury Inflation Protected Security	0.63%	04/15/13	$1,974,427
4,000,000	Treasury Inflation Protected Security	1.63%	01/15/15	4,467,351
4,000,000	Treasury Inflation Protected Security	2.00%	01/15/16	4,389,544

Total U.S. Treasury Inflation Protected Bonds (Cost $10,419,330)				10,831,322
Closed-End Investment Company (0.2)%
30,000	Blackrock Income Trust			179,700

Total Closed-End Investment Company (Cost $183,665)				179,700
Exchange Traded Funds (1.0)%
15,000	iShares iBoxx $ Investment Grade Corporate Bond Fund			1,411,800

Total Exchange Traded Funds (Cost $1,395,762)				1,411,800
Short-Term Investment (3.3)%
$4,603,987	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#			4,603,987

Total Short-Term Investments (Cost $4,603,987)				4,603,987
Other Securities (1.6)%
2,230,599	Invesco Aim Liquid Assets Portfolio, 0.81%∧			2,230,599

Total Other Securities (Cost $2,230,599)				2,230,599
Total Investments 99.3% (Cost $145,080,208)				137,752,672
Other Assets Less Liabilities 0.7%				990,235

Net Assets 100.0%				$138,742,907

The accompanying notes are an integral part of the financial statements.

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.

(b)	All or a portion of the security was on loan as of March 31, 2009.

(c)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2009 was $770,750, which represented 0.56% of the Fund’s net assets.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

YD	Yankee Dollar Bond

Schedule of Investments 11

ICON Bond Fund
Credit Quality Composition
March 31, 2009
(Unaudited)

Aa1	2.1%
Aa2	4.8%
Aa3	2.2%
A1	13.7%
A2	15.3%
A3	11.0%
Baa1	7.9%
Baa2	10.9%
Baa3	4.1%
Ba1	2.2%
Ba2	1.5%
Ba3	3.6%
B1	0.3%
B2	2.2%
B3	1.0%
Caa2	0.3%

83.1%

Percentages are based upon corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

12 Schedule of Investments

ICON Core Equity Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (96.6)%
36,800	Accenture, Ltd. - Class A	$1,011,632
50,000	Annaly Capital Management, Inc. - REIT(b)	693,500
48,800	Apogee Enterprises, Inc.(b)	535,824
108,700	Arch Coal, Inc.	1,453,319
48,100	Arrow Electronics, Inc.(a)	916,786
74,500	AT&T, Inc.	1,877,400
34,500	Automatic Data Processing, Inc.(b)	1,213,020
52,300	Avnet, Inc.(a)	915,773
27,000	Bank of New York Mellon Corp.	762,750
41,000	Bristol-Myers Squibb Co.(b)	898,720
35,500	Carpenter Technology Corp.	501,260
48,300	CEC Entertainment, Inc.(a)	1,250,004
30,600	Chevron Corp.	2,057,544
8,400	China Mobile, Ltd. - ADR	365,568
55,400	CIGNA Corp.	974,486
104,100	Cisco Systems, Inc.(a)	1,745,757
86,600	Comcast Corp. - Class A	1,181,224
30,000	Comerica, Inc.	549,300
76,000	Commercial Metals Co.	877,800
25,000	Companhia Vale do Rio Doce - ADR	332,500
30,400	Computer Sciences Corp.(a)	1,119,936
61,700	CONSOL Energy, Inc.	1,557,308
19,900	Deckers Outdoor Corp.(a)	1,055,496
17,200	Diamond Offshore Drilling, Inc.	1,081,192
22,600	Eli Lilly and Co.	755,066
30,000	Exxon Mobil Corp.	2,043,000
23,800	Federated Investors, Inc.	529,788
53,800	Foster Wheeler AG(a)	939,886
77,200	Genco Shipping & Trading, Ltd.(b)	952,648
4,300	Google, Inc. - Class A(a)	1,496,658
39,200	Guess?, Inc.	826,336
44,800	Health Net, Inc.(a)	648,704
29,300	Helen of Troy, Ltd.(a)	402,875
26,900	Henry Schein, Inc.(a)(b)	1,076,269
32,200	Hewlett-Packard Co.(b)	1,032,332
51,700	Honeywell International, Inc.(b)	1,440,362
21,900	International Business Machines Corp.(b)	2,121,891
41,200	Jacobs Engineering Group, Inc.(a)	1,592,792
35,800	JPMorgan Chase & Co.	951,564
32,800	Merck & Co., Inc.	877,400

Schedule of Investments 13

Shares or Principal Amount		Value

129,700	MFA Financial, Inc.	$762,636
19,400	MICROS Systems, Inc.(a)(b)	363,750
65,500	Microsoft Corp.(b)	1,203,235
22,300	Middleby Corp.(a)	723,189
12,000	Monsanto Co.	997,200
85,400	Morgan Stanley	1,944,558
16,200	Murphy Oil Corp.	725,274
345,400	Navios Maritime Holdings, Inc.(b)	794,420
42,900	Noble Corp.	1,033,461
33,600	Northrop Grumman Corp.(b)	1,466,304
40,900	Oracle Corp.(a)	739,063
16,400	Parker Hannifin Corp.	557,272
23,700	Peabody Energy Corp.	593,448
49,800	Pfizer, Inc.	678,276
18,700	Potash Corp. of Saskatchewan, Inc.	1,511,147
24,700	Research In Motion, Ltd.(a)	1,063,829
4,900	Rio Tinto PLC - ADR	656,894
11,700	Snap-on, Inc.	293,670
30,500	StatoilHydro ASA - ADR	531,920
27,900	Syngenta AG - ADR	1,119,069
33,100	Tech Data Corp.(a)	720,918
17,300	The DIRECTV Group, Inc.(a)(b)	394,267
21,700	The Goldman Sachs Group, Inc.	2,300,634
35,700	The Ryland Group, Inc.(b)	594,762
23,800	The Stanley Works(b)	693,056
43,000	TJX Cos., Inc.	1,102,520
25,700	UnitedHealth Group, Inc.	537,901
40,900	Urban Outfitters, Inc.(a)	669,533
20,200	V.F. Corp.	1,153,622
70,100	Wolverine World Wide, Inc.	1,092,158

Total Common Stocks (Cost $76,130,751)		69,633,656

Short-Term Investments (5.9)%
$4,241,460	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	4,241,460

Total Short-Term Investments (Cost $4,241,460)		4,241,460

Other Securities (16.2)%
11,715,974	Invesco Aim Liquid Assets Portfolio, 0.81%∧	11,715,974

Total Other Securities (Cost $11,715,974)		11,715,974
Total Investments 118.7% (Cost $92,088,185)		85,591,090
Liabilities Less Other Assets (18.7)%		(13,477,756)

Net Assets 100.0%		$72,113,334

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

14 Schedule of Investments

ICON Core Equity Fund
Industry Composition
March 31, 2009
(Unaudited)

Integrated Oil & Gas	7.4%
Investment Banking & Brokerage	5.9%
Fertilizers & Agricultural Chemicals	5.1%
Coal & Consumable Fuels	5.0%
Pharmaceuticals	4.4%
Computer Hardware	4.3%
Aerospace & Defense	4.0%
Communications Equipment	3.9%
Technology Distributors	3.6%
Apparel Retail	3.5%
Construction & Engineering	3.5%
Data Processing & Outsourced Services	3.3%
Systems Software	3.2%
Managed Health Care	3.0%
Footwear	3.0%
Oil & Gas Drilling	2.9%
Integrated Telecommunication Services	2.6%
Marine	2.4%
Cable & Satellite	2.2%
Internet Software & Services	2.1%
Mortgage REITs	2.1%
Household Appliances	2.0%
Steel	1.9%
Asset Management & Custody Banks	1.8%
Industrial Machinery	1.8%
Restaurants	1.7%
Apparel Accessories & Luxury Goods	1.6%
Health Care Distributors	1.5%
IT Consulting & Other Services	1.4%
Diversified Metals & Mining	1.4%
Other Diversified Financial Services	1.3%
Other Industries (each less than 1%)	2.8%

96.6%

Percentages are based upon net assets.

ICON Core Equity Fund
Sector Composition
March 31, 2009
(Unaudited)

Information Technology	21.8%
Energy	15.3%
Industrial	12.4%
Financial	11.9%
Consumer Discretionary	10.9%
Health Care	8.9%
Materials	8.4%
Leisure & Consumer Staples	3.9%
Telecommunications & Utilities	3.1%

96.6%

Percentages are based upon net assets.

Schedule of Investments 15

ICON Equity Income Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (73.6)%
20,600	Abercrombie & Fitch Co. - Class A	$490,280
10,600	ACE, Ltd.	428,240
16,600	Alliance Resource Partners LP	483,060
38,700	Altria Group, Inc.	619,974
56,000	American Eagle Outfitters, Inc.	685,440
18,700	Analog Devices, Inc.	360,349
43,500	Annaly Capital Management, Inc. - REIT	603,345
62,500	Anworth Mortgage Asset Corp. - REIT	383,125
24,000	Arch Coal, Inc.	320,880
20,400	AT&T, Inc.	514,080
24,500	Automatic Data Processing, Inc.	861,420
10,600	Banco de Chile - ADR	377,678
18,900	Bank of New York Mellon Corp.	533,925
30,200	Bristol-Myers Squibb Co.	661,984
12,800	Chevron Corp.	860,672
12,700	Cooper Industries, Ltd. - Class A	328,422
28,200	Crane Co.	476,016
9,100	Deutsche Bank AG - ADR	369,915
4,800	Diamond Offshore Drilling, Inc.	301,728
11,400	DTE Energy Co.	315,780
8,900	Eaton Corp.	328,054
20,100	Federated Investors, Inc.	447,426
18,400	Garmin, Ltd.	390,264
13,400	Genuine Parts Co.	400,124
1,200	Google, Inc. - Class A(a)	417,672
14,600	Harsco Corp.	323,682
19,400	Hospitality Properties Trust	232,800
60,700	Intel Corp.	913,535
14,400	International Business Machines Corp.	1,395,216
28,900	Intersil Corp.	332,350
63,600	Jabil Circuit, Inc.	353,616
41,200	Lan Airlines S.A. - ADR	344,432
34,300	Leggett & Platt, Inc.	445,557
36,900	Mattel, Inc.	425,457
21,700	Maxim Integrated Products, Inc.	286,657
27,900	MeadWestvaco Corp.	334,521
37,000	Merck & Co., Inc.	989,750
79,700	MFA Financial, Inc.	468,636
44,300	Morgan Stanley	1,008,711
160,900	Navios Maritime Holdings, Inc.	370,070
10,600	Noble Corp.	255,354
33,300	Nordstrom, Inc.	557,775
13,100	Northrop Grumman Corp.	571,684
8,100	Nucor Corp.	309,177
7,600	Occidental Petroleum Corp.	422,940
49,400	Oshkosh Truck Corp.	332,956
38,500	Partner Communications Co., Ltd. - ADR	582,120
38,500	PepsiAmericas, Inc.	664,125
16,500	Pitney Bowes, Inc.	385,275
12,000	Progress Energy, Inc.	435,120
11,200	Questar Corp.	329,616
15,500	Reynolds American, Inc.	555,520
13,600	Sasol - ADR	393,720
48,000	Seaspan Corp.	394,560
47,000	Steel Dynamics, Inc.	414,070
20,500	Sun Life Financial, Inc.	366,130
28,500	Sysco Corp.	649,800

16 Schedule of Investments

Shares or Principal Amount		Value

29,444	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$263,524
25,400	Teekay Shipping Corp.	361,442
8,800	The Home Depot, Inc.	207,328
15,400	The Stanley Works	448,448
13,200	The Thomson Corp.	335,016
9,400	United Parcel Service, Inc. - Class B	462,668
11,200	V.F. Corp.	639,632
17,000	Verizon Communications, Inc.	513,400
16,100	Watsco, Inc.	547,883
22,600	Williams-Sonoma, Inc.	227,808
38,300	Worthington Industries, Inc.	333,593
34,100	Xcel Energy, Inc.	635,283

Total Common Stocks (Cost $35,961,559)		32,780,810

Preferred Stocks (0.9)%
14,900	Bank of America Corp., 8.63%	155,705
13,200	Wells Fargo Capital XII, 7.88%	247,500

Total Preferred Stocks (Cost $632,453)		403,205

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (6.9)%
$250,000	Bank of America Corp.	5.38%	9/11/12	$230,888
250,000	Boston Scientific Corp.	6.00%	6/15/11	242,500
500,000	Comcast Cable Communications Holdings	8.38%	3/15/13	534,715
600,000	Daimler Finance NA	6.50%	11/15/13	543,632
750,000	General Electric Capital Corp. - Series A	6.00%	6/15/12	739,444
1,038,000	Household Finance Corp.	4.75%	7/15/13	765,142

Total Corporate Bonds (Cost $3,463,537)				3,056,321

Convertible Corporate Bonds (2.8)%
500,000	LSI Corp.	4.00%	5/15/10	475,625
600,000	Molina Healthcare, Inc. - Series H	3.75%	10/1/14	408,000
500,000	Xilinx, Inc.	3.13%	3/15/37	369,375

Total Convertible Corporate Bonds (Cost $1,559,570)				1,253,000
Sovereign Agency (1.6)%
500,000	Financing Corp.	9.40%	2/8/18	733,272

Total Sovereign Agency (Cost $662,281)				733,272

U.S. Government And U.S. Government Agency Bonds (2.6)%
1,000,000	Freddie Mac	5.50%	7/18/16	1,135,495

Total U.S. Government And U.S. Government Agency Bonds (Cost $1,075,499)				1,135,495

Schedule of Investments 17

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Call Options Purchased (0.5)%
Arrow Electronics, Inc., Expiration June 2009, Exercise price $17.50	294	$88,935
Health Net, Inc., Expiration January 2010, Exercise price $20.00	227	42,563
Potash Corp. of Saskatchewan, Inc. Expiration January 2010, Exercise price $90.00	56	88,480

Total Call Options Purchased (Cost $212,306)		219,978
Put Options Purchased (0.0%)
Financial Select Sector SPDR, Expiration April 2009, Exercise price $6.00	740	5,180

Total Put Options Purchased (Cost $64,151)		5,180

Shares or Principal Amount		Value

Exchange Traded Funds (9.4)%
13,100	iShares iBoxx $ High Yield Corporate Bond Fund	$888,180
31,600	iShares S&P U.S. Preferred Stock Index Fund	720,164
99,300	PowerShares Financial Preferred Portfolio	934,413
57,500	PowerShares High Yield Corporate Bond Portfolio	836,625
27,700	SPDR Barclays Capital High Yield Bond ETF	815,488

Total Exchange Traded Funds (Cost $4,288,494)		4,194,870

Short-Term Investments (0.2)%
$101,912	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	101,912

Total Short-Term Investments (Cost $101,912)		101,912
Total Investments 98.5% (Cost $48,021,762)		43,884,043
Other Assets Less Liabilities 1.5%		648,660

Net Assets 100.0%		$44,532,703

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

*	All options have 100 shares per contract.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

18 Schedule of Investments

ICON Equity Income Fund
Industry Composition
March 31, 2008
(Unaudited)

Semiconductors	6.7%
Other Diversified Financial Services	4.2%
Integrated Oil & Gas	3.8%
Pharmaceuticals	3.7%
Mortgage REITs	3.4%
Computer Hardware	3.1%
Apparel Retail	2.6%
Tobacco	2.6%
Industrial Machinery	2.5%
Integrated Telecommunication Services	2.4%
Steel	2.3%
Investment Banking & Brokerage	2.3%
Asset Management & Custody Banks	2.2%
Multi-Utilities	2.1%
Data Processing & Outsourced Services	1.9%
Coal & Consumable Fuels	1.8%
Marine	1.7%
Soft Drinks	1.5%
Food Distributors	1.5%
Apparel Accessories & Luxury Goods	1.4%
Diversified Banks	1.4%
Wireless Telecommunication Services	1.3%
Aerospace & Defense	1.3%
Department Stores	1.3%
Oil & Gas Drilling	1.3%
Trading Companies & Distributors	1.2%
Automobile Manufacturers	1.2%
Cable & Satellite	1.2%
Air Freight & Logistics	1.0%
Household Appliances	1.0%
Home Furnishings	1.0%
Electric Utilities	1.0%
Property & Casualty Insurance	1.0%
Leisure Products	1.0%
Other Industries (each less than 1)%	14.8%

84.7%

Percentages are based upon all investments excluding Sovereign Agency, U.S. Government Bonds, U.S. Government Agency Bonds and Exchange Traded Funds as a percentage of net assets.

ICON Equity Income Fund
Sector Composition
March 31, 2009
(Unaudited)

Financial	16.6%
Information Technology	13.6%
Consumer Discretionary	11.3%
Industrial	10.8%
Leisure & Consumer Staples	8.6%
Energy	7.7%
Telecommunications & Utilities	7.5%
Health Care	5.3%
Materials	3.3%

84.7%

Percentages are based upon all investments excluding Sovereign Agency, U.S. Government Bonds, U.S. Government Agency Bonds and Exchange Traded Funds as a percentage of net assets.

Schedule of Investments 19

ICON Income Opportunity Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.3)%
20,300	Abercrombie & Fitch Co. - Class A(b)x	$483,140
21,800	Accenture, Ltd. - Class Ax	599,282
10,800	Aetna, Inc.[x]	262,764
22,300	AGL Resources, Inc.	591,619
18,300	Albemarle Corp.(b)	398,391
9,000	Allergan, Inc.[x]	429,840
7,800	Alliance Resource Partners LPx	226,980
15,700	Altria Group, Inc.	251,514
18,800	Annaly Capital Management, Inc. - REIT(b)	260,756
31,900	Anworth Mortgage Asset Corp. - REIT	195,547
18,900	Archer Daniels Midland Co.(b)	525,042
25,200	Arrow Electronics, Inc.(a)	480,312
23,600	AT&T, Inc.[x]	594,720
7,000	Baxter International, Inc.[x]	358,540
11,800	Bemis Co., Inc.	247,446
61,600	Bristol-Myers Squibb Co.[x]	1,350,272
4,700	Bunge, Ltd.(b)	266,255
11,800	Cardinal Health, Inc.[x]	371,464
13,200	CEC Entertainment, Inc.(a)(b)	341,616
12,700	Chevron Corp.[x]	853,948
11,700	Cintas Corp.	289,224
27,900	Cognizant Technology Solutions Corp.(a)x	580,041
21,200	Comcast Corp. - Class A	289,168
12,300	Computer Sciences Corp.(a)x	453,132
12,300	CONSOL Energy, Inc.[x]	310,452
22,700	Consolidated Graphics, Inc.(a)(b)	288,744
19,600	Cooper Industries, Ltd. - Class A(b)	506,856
3,800	Deutsche Bank AG - ADR	154,470
4,300	Diamond Offshore Drilling, Inc.	270,298
9,100	Diana Shipping, Inc.	107,289
41,300	DPL, Inc.	930,902
18,076	Eli Lilly and Co.[x]	603,919
11,700	EMCOR Group, Inc.(a)	200,889
3,200	Everest Re Group, Ltd.(b)	226,560
6,500	Express Scripts, Inc.(a)	300,105
17,900	Exxon Mobil Corp.[x]	1,218,990
3,300	First Solar, Inc.(a)(b)	437,910
14,000	Fiserv, Inc.(a)	510,440
9,900	Garmin, Ltd.	209,979
16,200	Genco Shipping & Trading, Ltd.(b)	199,908
3,100	Google, Inc. - Class A(a)x	1,078,986
12,200	Guess?, Inc.	257,176
15,900	Harris Corp.[x]	460,146
7,400	Hess Corp.	401,080
10,700	Hubbell, Inc. - Class Bx	288,472
3,000	Huron Consulting Group, Inc.(a)(b)	127,290
86,600	Intel Corp.(b)	1,303,330
14,100	International Business Machines Corp.(b)x	1,366,149
14,300	Jacobs Engineering Group, Inc.(a)x	552,838
6,500	Jos. A. Bank Clothiers, Inc.(a)	180,765
26,500	JPMorgan Chase & Co.[x]	704,370
12,600	KB Home(b)	166,068
15,200	Lennox International, Inc.[x]	402,192

20 Schedule of Investments

Shares or Principal Amount		Value

5,200	Lockheed Martin Corp.[x]	$358,956
3,400	Mastercard, Inc. - Class Ax	569,432
7,800	Medco Health Solutions, Inc.(a)	322,452
23,342	Merck & Co., Inc.[x]	624,399
26,800	Microsoft Corp.(b)	492,316
17,000	Morgan Stanley[x]	387,090
5,700	MSC Industrial Direct Co., Inc. - Class A	177,099
6,100	Murphy Oil Corp.[x]	273,097
10,900	Nordstrom, Inc.(b)	182,575
3,300	Northern Trust Corp.[x]	197,406
3,500	O’Reilly Automotive, Inc.(a)(b)	122,535
12,800	Occidental Petroleum Corp.[x]	712,320
5,200	PartnerRe, Ltd.	322,764
14,400	PepsiAmericas, Inc.	248,400
4,600	PepsiCo, Inc.	236,808
41,200	Pfizer, Inc.	561,144
22,400	Pinnacle West Capital Corp.(b)	594,944
2,900	Potash Corp. of Saskatchewan, Inc.	234,349
9,600	Quest Diagnostics, Inc.(b)	455,808
7,200	Sasol - ADR	208,440
11,400	Schnitzer Steel Industries, Inc.	357,846
10,200	Sonoco Products Co.	213,996
4,400	Southwestern Energy Co.(a)	130,636
11,800	Sunoco, Inc.(b)x	312,464
15,800	Sysco Corp.[x]	360,240
16,100	Teekay LNG Partners LP	270,319
11,500	The Coca-Cola Co.	505,425
9,800	The Goldman Sachs Group, Inc.[x]	1,038,996
12,900	The Home Depot, Inc.(b)	303,924
13,900	The Mosaic Co.	583,522
14,800	The Ryland Group, Inc.	246,568
18,500	The Valspar Corp.[x]	369,445
11,300	TJX Cos., Inc.	289,732
19,200	Tower Group, Inc.	472,896
4,700	Transocean, Ltd.(a)	276,548
11,300	United Technologies Corp.[x]	485,674
12,200	UnitedHealth Group, Inc.[x]	255,346
6,100	URS Corp.(a)	246,501
10,900	V.F. Corp.[x]	622,499
20,300	Verizon Communications, Inc.	613,060
12,000	Visa, Inc. - Class A(b)x	667,200
13,700	Wal-Mart Stores, Inc.	713,770
9,100	Willis Group Holdings, Ltd.	200,200

Total Common Stocks (Cost $46,458,033)		41,286,727

Exchange Traded Funds (1.7)%
19,600	iShares S&P U.S. Preferred Stock Index Fund(b)	446,684
25,700	PowerShares Financial Preferred Portfolio	241,837

Total Exchange Traded Funds (Cost $687,784)		688,521

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Put Options Purchased (0.6)%
S&P 500 Index, Expiration May 2009, Exercise price $680.00	185	239,575

Total Put Options Purchased (Cost $302,170)		239,575

Shares or Principal Amount		Value

Short-Term Investments (7.5)%
$3,114,384	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	3,114,384

Total Short-Term Investments (Cost $3,114,384)		3,114,384

Schedule of Investments 21

Shares or Principal Amount		Value

Other Securities (16.0%)
6,658,842	Invesco Aim Liquid Assets Portfolio, 0.81%∧	$6,658,842

Total Other Securities (Cost $6,658,842)		6,658,842
Total Investments 125.1% (Cost $57,221,213)		51,988,049
Liabilities Less Other Assets (25.1)%		(10,430,534)

Net Assets 100.0%		$41,557,515

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

x	Portion of security is pledged as collateral for call options written.

*	All options have 100 shares per contract.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

22 Schedule of Investments

Schedule of Written Call Options
March 31, 2009 (unaudited)

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

S&P 500 Index,
Expiration May 2009, Exercise price $835.00	525	$1,338,750

Total Options Written (Premiums received $1,300,241)		$1,338,750

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

Schedule of Investments 23

ICON Income Opportunity Fund
Industry Composition
March 31, 2009
(Unaudited)

Integrated Oil & Gas	8.9%
Pharmaceuticals	8.5%
Data Processing & Outsourced Services	5.3%
Electric Utilities	3.6%
Investment Banking & Brokerage	3.4%
Computer Hardware	3.3%
Semiconductors	3.1%
Electrical Components & Equipment	3.0%
Apparel Retail	2.9%
Integrated Telecommunication Services	2.9%
IT Consulting & Other Services	2.8%
Internet Software & Services	2.6%
Health Care Services	2.6%
Construction & Engineering	2.4%
Soft Drinks	2.4%
Aerospace & Defense	2.1%
Fertilizers & Agricultural Chemicals	2.0%
Agricultural Products	1.9%
Specialty Chemicals	1.9%
Hypermarkets & Super Centers	1.7%
Other Diversified Financial Services	1.7%
Apparel Accessories & Luxury Goods	1.5%
Gas Utilities	1.4%
Reinsurance	1.3%
Oil & Gas Drilling	1.3%
Coal & Consumable Fuels	1.2%
Managed Health Care	1.2%
Systems Software	1.2%
Technology Distributors	1.2%
Property & Casualty Insurance	1.1%
Paper Packaging	1.1%
Communications Equipment	1.1%
Mortgage REITs	1.1%
Homebuilding	1.0%
Building Products	1.0%
Other Industries (each less than 1%)	13.6%

99.3%

Percentages are based upon net assets.

ICON Income Opportunity Fund
Sector Composition
March 31, 2009
(Unaudited)

Information Technology	20.6%
Health Care	14.1%
Energy	13.1%
Industrial	11.4%
Financial	10.0%
Leisure & Consumer Staples	9.0%
Telecommunications & Utilities	7.9%
Consumer Discretionary	7.3%
Materials	5.9%

99.3%

Percentages are based upon net assets.

24 Schedule of Investments

ICON Long/Short Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (90.8)%
22,500	Abbott Laboratories[x]	$1,073,250
9,900	Aetna, Inc.	240,867
15,000	Amedisys, Inc.(a)(b)	412,350
50,000	Annaly Capital Management, Inc. - REIT(b)	693,500
30,000	Archer Daniels Midland Co.[x]	833,400
50,000	Ashland, Inc.[x]	516,500
9,400	Bristol-Myers Squibb Co.	206,048
12,000	Burlington Northern Santa Fe Corp.[x]	721,800
30,000	Carpenter Technology Corp.	423,600
32,100	Cash America International, Inc.[x]	502,686
10,000	Chevron Corp.[x]	672,400
25,000	China Mobile, Ltd. - ADR[x]	1,088,000
15,000	Computer Sciences Corp.(a)	552,600
30,000	CVS Caremark Corp.[x]	824,700
25,000	Diamond Offshore Drilling, Inc.(b)	1,571,500
20,000	Eli Lilly and Co.	668,200
20,000	Exxon Mobil Corp.[x]	1,362,000
34,000	Fiserv, Inc.(a)x	1,239,640
25,000	Foster Wheeler AG(a)x	436,750
2,500	Google, Inc. - Class A(a)x	870,150
18,000	Harris Corp.	520,920
12,000	Henry Schein, Inc.(a)(b)	480,120
28,500	Hewlett-Packard Co.(b)	913,710
30,000	Hubbell, Inc. - Class B	808,800
10,000	Humana, Inc.(a)	260,800
15,500	International Business Machines Corp.(b)x	1,501,795
10,000	Jos. A. Bank Clothiers, Inc.(a)	278,100
16,000	JPMorgan Chase & Co.[x]	425,280
25,000	Kirby Corp.(a)	666,000
22,500	Lender Processing Services, Inc.[x]	688,725
25,000	Loews Corp.	552,500
15,000	McKesson Corp.	525,600
32,700	Merck & Co., Inc.	874,725
50,000	Microsoft Corp.(b)x	918,500
20,000	Morgan Stanley	455,400
25,000	National Oilwell Varco, Inc.(a)x	717,750
10,000	Nike, Inc. - Class B(b)	468,900
25,000	Parker Hannifin Corp.[x]	849,500
37,900	PepsiAmericas, Inc.(b)	653,775
25,000	Pitney Bowes, Inc.(b)	583,750
15,000	Potash Corp. of Saskatchewan, Inc.[x]	1,212,150
8,500	Public Service Enterprise Group, Inc.	250,495
10,000	Reliance Steel & Aluminum Co.(b)	263,300
9,500	Reynolds American, Inc.	340,480
22,800	SkyWest, Inc.	283,632
35,000	Sysco Corp.[x]	798,000
16,000	Target Corp.	550,240
15,000	The Stanley Works	436,800
17,500	Tidewater, Inc.(b)x	649,775
45,000	TJX Cos., Inc.[x]	1,153,800
20,000	Transocean, Ltd.(a)x	1,176,800
21,900	U.S. Bancorp(b)	319,959
25,000	Union Pacific Corp.[x]	1,027,750
12,500	V.F. Corp.[x]	713,875
25,000	Walter Industries, Inc.(b)	571,750
15,000	Willis Group Holdings, Ltd.	330,000
30,000	Wolverine World Wide, Inc.	467,400

Schedule of Investments 25

Shares or Principal Amount		Value

30,000	World Acceptance Corp.(a)x	$513,000

Total Common Stocks (Cost $48,312,702)		39,113,797

Preferred Stocks (0.9)%
25,000	Morgan Stanley Capital Trust VI, 6.60%	387,250

Total Preferred Stocks (Cost $364,357)		387,250

		Interest		Maturity
Shares or Principal Amount		Rate		Date	Value

Corporate Bonds (5.5)%
$500,000	American Express Credit Co.	5.00%		12/02/10	$477,627
500,000	General Electric Capital Corp.	1.42	%(c)	06/15/09	499,170
500,000	Goldman Sachs Group, Inc.	7.35%		10/01/09	506,220
500,000	Morgan Stanley	1.37	%(c)	01/15/10	478,239
500,000	Morgan Stanley	4.75%		04/01/14	408,788

Total Corporate Bonds (Cost $2,321,473)					2,370,044

Short-Term Investments (4.3)%
1,834,522	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#				1,834,522

Total Short-Term Investments (Cost $1,834,522)					1,834,522

Other Securities (13.3)%
5,745,792	Invesco Aim Liquid Assets Portfolio, 0.81%∧				5,745,792

Total Other Securities (Cost $5,745,792)					5,745,792
Total Investments 114.8% (Cost $58,578,846)					49,451,405
Liabilities Less Other Assets (14.8)%					(6,379,144)

Net Assets 100.0%					$43,072,261

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.

x	Portion of security is pledged as collateral for securities sold short.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

26 Schedule of Investments

ICON Long/Short Fund
Schedule of Securities Sold Short
March 31, 2009 (unaudited)

Shares	Short Security	Value

5,000	Anadarko Petroleum Corp.	$194,450
7,500	Delek US Holdings, Inc.	77,700
27,500	iShares Russell 3000 Index Fund	1,264,450
17,500	iShares S&P Midcap 400	851,375
18,000	iShares S&P Smallcap 600 Index Fund	656,820
7,500	Range Resources Corp.	308,700
5,000	Sears Holdings Corp.(a)	228,550
28,000	SPDR Trust - Series 1	2,224,320
10,000	St. Joe Corp.(a)	167,400
7,500	Weyerhaeuser Co.	206,775
8,000	Whiting Petroleum Corp.(a)	206,800

Total Securities Sold Short (Proceeds $7,975,702)		$6,387,340

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

Schedule of Investments 27

ICON Long/Short Fund
Industry Composition
March 31, 2009
(Unaudited)

Pharmaceuticals	6.5%
Oil & Gas Drilling	6.3%
Data Processing & Outsourced Services	5.8%
Computer Hardware	5.6%
Investment Banking & Brokerage	5.2%
Integrated Oil & Gas	4.8%
Railroads	4.1%
Apparel Retail	3.3%
Other Diversified Financial Services	3.3%
Oil & Gas Equipment & Services	3.2%
Fertilizers & Agricultural Chemicals	2.8%
Wireless Telecommunication Services	2.5%
Consumer Finance	2.4%
Health Care Distributors	2.3%
Footwear	2.2%
Systems Software	2.1%
Internet Software & Services	2.0%
Industrial Machinery	2.0%
Agricultural Products	1.9%
Drug Retail	1.9%
Electrical Components & Equipment	1.9%
Food Distributors	1.8%
Apparel Accessories & Luxury Goods	1.7%
Mortgage REITs	1.6%
Steel	1.6%
Marine	1.5%
Soft Drinks	1.5%
Office Services & Supplies	1.3%
Coal & Consumable Fuels	1.3%
Multi-Line Insurance	1.3%
General Merchandise Stores	1.3%
Communications Equipment	1.2%
Diversified Chemicals	1.2%
Managed Health Care	1.2%
Household Appliances	1.0%
Construction & Engineering	1.0%
Health Care Services	1.0%
Other Industries (each less than 1%)	3.6%

97.2%

Percentages are based upon long positions excluding short-term investments and other securities as a percentage of net assets.

ICON Long/Short Fund
Sector Composition
March 31, 2009
(Unaudited)

Information Technology	16.7%
Energy	15.6%
Financial	15.3%
Industrial	12.5%
Health Care	11.0%
Consumer Discretionary	9.5%
Leisure & Consumer Staples	7.9%
Materials	5.6%
Telecommunications & Utilities	3.1%

97.2%

Percentages are based upon long positions excluding short-term investments and other securities as a percentage of net assets.

28 Schedule of Investments

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Statements of Assets and Liabilities
March 31, 2009 (unaudited)

	ICON	ICON Core
	Bond Fund	Equity Fund
Assets
Investments, at cost	$145,080,208	$92,088,185

Investments, at value†	137,752,672	85,591,090
Deposits for short sales	-	-
Receivables:
Fund shares sold	679,877	149,574
Investments sold	1,872,924	411,514
Interest	1,601,624	7,781
Dividends	-	91,455
Expense reimbursements by Adviser	28,242	-
Other assets	36,479	42,651

Total Assets	141,971,818	86,294,065

Liabilities
Options written, at value (premiums received of $1,300,241)	-	-
Securities sold short, at value (proceeds of $7,975,702)	-	-
Payable for income on short positions	-	-
Payables:
Due to custodian bank	-	1,146,162
Interest	-	-
Investments bought	552,919	1,036,784
Payable for collateral received on securities loaned	2,230,599	11,715,974
Fund shares redeemed	309,160	163,546
Distributions due to shareholders	3,340	-
Advisory fees	67,068	44,938
Accrued distribution fees	30,140	30,953
Fund accounting fees	5,782	3,708
Transfer agent fees	11,988	26,335
Administration fees	5,326	2,820
Trustee fees	6,127	8,664
Accrued expenses	6,462	847

Total Liabilities	3,228,911	14,180,731

Net Assets - all share classes	$138,742,907	$72,113,334

Net Assets - Class I	$134,578,854	$44,101,008

Net Assets - Class C	$4,151,626	$26,000,718

Net Assets - Class Z	$12,427	$755,042

Net Assets - Class A	$-	$1,256,566

Net Assets Consist of
Paid-in capital	$147,292,644	$149,003,381
Accumulated undistributed net investment income/(loss)	(297,284)	1,404,845
Accumulated undistributed net realized gain/(loss) from investments, written options and securities sold short transactions	(924,917)	(71,797,797)
Unrealized appreciation/(depreciation) on investments, written options and securities sold short	(7,327,536)	(6,497,095)

Net Assets	$138,742,907	$72,113,334

The accompanying notes are an integral part of the financial statements.

30 Financial Statements

ICON Equity	ICON Income	ICON Long/
Income Fund	Opportunity Fund	Short Fund

$48,021,762	$57,221,213	$58,578,846

43,884,043	51,988,049	49,451,405
-	-	6,840,820

106,134	147,319	12,903
1,740,194	-	-
82,765	4,512	43,678
223,971	61,114	88,644
6,498	6,684	11,517
41,870	43,666	53,697

46,085,475	52,251,344	56,502,664

-	1,338,750	-
-	-	6,387,340
-	-	10,779

-	2,060,593	379,859
1,849	179	127
1,387,701	517,607	-
-	6,658,842	5,745,792
87,339	40,400	809,922
5,438	12,190	-
28,999	26,420	31,483
11,345	10,570	18,476
3,636	3,602	2,816
11,053	8,080	18,876
1,728	1,565	1,444
5,413	5,086	5,346
8,271	9,945	18,143

1,552,772	10,693,829	13,430,403

$44,532,703	$41,557,515	$43,072,261

$40,884,478	$37,780,387	$25,624,046

$3,136,803	$2,902,424	$14,935,953

$53,774	$69,482	$132,581

$457,648	$805,222	$2,379,681

$93,330,397	$71,281,619	$115,050,665
(76,856)	(28,384)	34,221

(44,583,119)	(24,424,047)	(64,473,546)

(4,137,719)	(5,271,673)	(7,539,079)

$44,532,703	$41,557,515	$43,072,261

Financial Statements 31

	ICON	ICON Core
	Bond Fund	Equity Fund
Shares outstanding (unlimited shares authorized, no par value)
Class I	14,321,411	6,822,596
Class C	440,994	4,341,931
Class Z	1,325	116,768
Class A	-	201,036
Net asset value (offering and redemption price per share)
Class I	$9.40	$6.46
Class C	$9.41	$5.99
Class Z	$9.38	$6.47
Class A	$-	$6.25
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$-	$6.63

† Includes securities on loan of	$2,129,889	$11,552,556

The accompanying notes are an integral part of the financial statements.

32 Financial Statements

ICON Equity	ICON Income	ICON Long/
Income Fund	Opportunity Fund	Short Fund

5,546,043	4,469,511	2,719,057
430,780	361,773	1,654,000
7,313	8,080	14,007
62,527	95,535	253,797

$7.37	$8.45	$9.42
$7.28	$8.02	$9.03
$7.35	$8.60	$9.47
$7.32	$8.43	$9.38

$7.77	$8.94	$9.95

$-	$6,594,161	$5,643,517

Financial Statements 33

Statements of Operations
For the period ended March 31, 2009 (unaudited)

		ICON
	ICON	Core
	Bond Fund	Equity Fund
Investment Income
Interest	$2,533,415	$6,543
Dividends	-	1,320,523
Income from securities lending, net	5,596	147,586
Foreign taxes withheld	-	(591)

Total Investment Income	2,539,011	1,474,061

Expenses
Advisory fees	303,074	331,746
Distribution fees:
Class I	121,326	65,623
Class C	16,799	167,877
Class A	-	1,691
Fund accounting fees	18,732	14,451
Transfer agent fees	46,363	90,827
Administration fees	24,984	21,831
Registration fees	19,032	20,128
Insurance expense	5,101	5,984
Trustee fees and expenses	7,979	5,972
Interest expense	4,334	154
Other expenses	30,487	45,096
Dividends on short positions	-	-

Total expenses before expense reimbursement and transfer agent earnings credit	598,211	771,380
Transfer agent earnings credit	(149)	(154)
Expense reimbursement by Adviser due to expense limitation agreement	(76,145)	-

Net Expenses	521,917	771,226

Net Investment Income/(Loss)	2,017,094	702,835

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options and Securities Sold Short
Net realized gain/(loss) from investment transactions	18,462	(57,049,358)
Net realized gain from written option transactions	-	-
Net realized gain/(loss) from securities sold short	-	-
Change in unrealized net appreciation/(depreciation) on investments	(974,175)	(1,621,734)
Change in unrealized net appreciation/(depreciation) on written options and securities sold short	-	-

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options and Securities Sold Short	(955,713)	(58,671,092)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,061,381	$(57,968,257)

The accompanying notes are an integral part of the financial statements.

34 Financial Statements

ICON Equity	ICON Income	ICON Long/
Income Fund	Opportunity Fund	Short Fund

$235,293	$3,846	$97,574
1,886,546	1,069,566	1,057,644
-	114,242	84,628
-	-	-

2,121,839	1,187,654	1,239,846

255,771	239,968	297,933

80,411	74,452	60,622
16,567	16,969	91,850
411	922	3,785
11,950	11,765	12,129
47,742	37,402	56,776
16,780	15,786	17,264
20,478	22,215	26,628
5,190	4,359	8,410
4,567	5,066	4,975
4,053	5,123	11,936
35,795	42,031	51,777
-	-	97,274

499,715	476,058	741,359
(124)	(117)	(136)

(18,312)	(17,631)	(20,751)

481,279	458,310	720,472

1,640,560	729,344	519,374

(34,564,940)	(24,719,120)	(38,694,146)
-	8,372,406	-
-	-	5,874,664

(4,146,076)	(2,945,117)	(1,241,302)

-	5,837	530,148

(38,711,016)	(19,285,994)	(33,530,636)

$(37,070,456)	$(18,556,650)	$(33,011,262)

Financial Statements 35

Statements of Changes in Net Assets

	ICON Bond Fund		ICON Core Equity Fund
	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2009 (unaudited)	2008	2009 (unaudited)	2008

Operations
Net investment income/(loss)	$2,017,094	$4,922,615	$702,835	$452,648
Net realized gain/(loss) from investment transactions written options and securities sold short	18,462	669,257	(57,049,358)	(14,748,439)
Change in net unrealized appreciation/(depreciation) on investments	(974,175)	(6,778,176)	(1,621,734)	(31,524,489)

Net increase/(decrease) in net assets resulting from operations	1,061,381	(1,186,304)	(57,968,257)	(45,820,280)

Dividends and Distributions to Shareholders
Net investment income
Class I	(1,948,712)	(5,247,750)	-	-
Class C	(67,518)	(88,949)	-	-
Class Z	(240)	(142)	-	-
Class A	-	-	-	-
Net realized gains
Class I	-	-	-	(7,187,602)
Class C	-	-	-	(7,656,597)
Class Z	-	-	-	(109,019)
Class A	-	-	-	(124,615)

Net decrease from dividends and distributions	(2,016,470)	(5,336,841)	-	(15,077,833)

Fund Share Transactions
Shares sold
Class I	67,016,427	52,872,632	24,938,685	40,848,727
Class C	2,978,746	2,345,458	1,814,063	5,417,694
Class Z	13,665	10,634	509,380	375,126
Class A	-	-	667,689	1,883,178
Reinvested dividends and distributions
Class I	1,926,327	5,171,793	-	6,810,276
Class C	64,820	86,070	-	7,380,164
Class Z	240	142	-	107,124
Class A	-	-	-	112,656
Shares repurchased
Class I	(34,380,521)	(73,834,034)	(23,649,430)	(28,889,006)
Class C	(1,630,492)	(1,002,203)	(8,526,240)	(20,488,331)
Class Z	(9,224)	(13,684)	(310,967)	(68,187)
Class A	-	-	(431,180)	(827,329)

Net increase/(decrease) from fund share transactions	35,979,988	(14,363,192)	(4,988,000)	12,662,092

Total net increase/(decrease) in net assets	35,024,899	(20,886,337)	(62,956,257)	(48,236,021)
Net Assets
Beginning of period	103,718,008	124,604,345	135,069,591	183,305,612

End of period	$138,742,907	$103,718,008	$72,113,334	$135,069,591

The accompanying notes are an integral part of the financial statements.

36 Financial Statements

ICON Equity Income Fund		ICON Income Opportunity Fund		ICON Long/Short Fund
Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2009 (unaudited)	2008	2009 (unaudited)	2008	2009 (unaudited)	2008

$1,640,560	$2,873,541	$729,344	$758,092	$519,374	$1,479,998

(34,564,940)	(9,999,212)	(16,346,714)	1,899,110	(32,819,482)	(26,496,920)

(4,146,076)	(15,900,667)	(2,939,280)	(12,308,836)	(711,154)	(37,411,114)

(37,070,456)	(23,026,338)	(18,556,650)	(9,651,634)	(33,011,262)	(62,428,036)

(1,637,569)	(2,634,085)	(695,941)	(730,001)	(1,205,084)	(399,948)
(76,522)	(74,308)	(37,849)	(17,592)	(359,390)	-
(1,706)	(1,668)	(2,186)	(1,990)	(4,344)	-
(12,027)	(6,596)	(12,045)	(4,914)	(80,999)	(7,652)

-	(12,299,870)	-	(3,156,831)	-	(9,426,798)
-	(509,032)	-	(103,778)	-	(1,802,594)
-	(4,033)	-	(2,015)	-	(8,704)
-	(33,610)	-	(13,118)	-	(264,846)

(1,727,824)	(15,563,202)	(748,021)	(4,030,239)	(1,649,817)	(11,910,542)

12,836,079	32,408,389	9,459,073	44,002,873	2,794,992	71,979,977
892,894	1,321,434	879,505	2,960,233	523,211	7,910,378
4,055	55,480	51,455	446,647	20,442	504,312
456,522	186,596	612,856	687,944	77,781	3,456,617

1,597,973	14,280,781	685,384	3,844,378	1,110,666	9,338,356
70,370	550,445	33,619	119,074	331,308	1,686,440
1,706	5,700	2,186	4,005	4,257	8,484
11,681	40,115	9,814	17,075	69,277	218,920

(35,132,964)	(35,964,387)	(36,999,294)	(29,452,929)	(46,551,197)	(167,590,194)
(589,919)	(1,164,749)	(1,203,537)	(604,737)	(4,915,035)	(13,749,105)
(1,068)	(1,352)	(306,159)	(26,662)	(311,703)	(271,710)
(139,928)	(166,362)	(453,495)	(42,105)	(1,210,770)	(3,220,063)

(19,992,599)	11,552,090	(27,228,593)	21,955,796	(48,056,771)	(89,727,588)

(58,790,879)	(27,037,450)	(46,533,264)	8,273,923	(82,717,850)	(164,066,166)

103,323,582	130,361,032	88,090,779	79,816,856	125,790,111	289,856,277

$44,532,703	$103,323,582	$41,557,515	$88,090,779	$43,072,261	$125,790,111

Financial Statements 37

Statements of Changes in Net Assets (continued)

	ICON Bond Fund		ICON Core Equity Fund
	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2009 (unaudited)	2008	2009 (unaudited)	2008

Transactions in Fund Shares
Shares sold
Class I	7,102,466	5,266,742	3,290,085	3,159,841
Class C	320,067	230,968	260,103	415,353
Class Z	1,456	1,071	61,594	26,683
Class A	-	-	88,784	141,172
Reinvested dividends and distributions
Class I	206,175	514,757	-	459,223
Class C	6,925	8,598	-	531,329
Class Z	26	14	-	7,238
Class A	-	-	-	7,775
Shares repurchased
Class I	(3,686,069)	(7,363,485)	(3,285,603)	(2,118,855)
Class C	(174,105)	(99,871)	(1,211,584)	(1,552,228)
Class Z	(990)	(1,359)	(53,484)	(4,689)
Class A	-	-	(59,675)	(62,207)

Net increase/(decrease)	3,775,951	(1,442,565)	(909,780)	1,010,635
Shares outstanding, beginning of period	10,987,779	12,430,344	12,392,111	11,381,476

Shares outstanding, end of period	14,763,730	10,987,779	11,482,331	12,392,111

Accumulated undistributed net investment income/(loss)	$(297,284)	$(297,908)	$1,404,845	$702,010

The accompanying notes are an integral part of the financial statements.

38 Financial Statements

ICON Equity Income Fund		ICON Income Opportunity Fund		ICON Long/Short Fund
Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2009 (unaudited)	2008	2009 (unaudited)	2008	2009 (unaudited)	2008

1,522,747	2,409,932	1,000,863	3,538,611	261,357	4,122,378
116,765	99,285	98,780	251,905	53,078	476,043
435	4,082	5,059	35,779	1,977	30,543
52,101	13,938	65,008	56,323	7,734	205,076

181,840	1,018,360	75,634	306,393	109,323	528,188
8,116	39,498	4,017	9,910	33,955	99,261
197	416	227	325	418	478
1,356	2,873	1,119	1,372	6,852	12,424

(4,460,244)	(2,691,935)	(3,931,130)	(2,379,180)	(4,430,478)	(10,278,275)
(74,364)	(84,944)	(133,523)	(50,918)	(499,956)	(880,400)
(136)	(101)	(34,062)	(1,992)	(27,473)	(15,100)
(14,725)	(12,649)	(47,266)	(3,410)	(115,874)	(199,994)

(2,665,912)	798,755	(2,895,274)	1,765,118	(4,599,087)	(5,899,378)
8,712,575	7,913,820	7,830,173	6,065,055	9,239,948	15,139,326

6,046,663	8,712,575	4,934,899	7,830,173	4,640,861	9,239,948

$(76,856)	$10,408	$(28,384)	$(9,707)	$34,221	$1,164,664

Financial Statements 39

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Bond Fund
Class I
Period Ended March 31, 2009 (unaudited)	$9.44	$0.19	$(0.04)	$0.15	$(0.19)	$-
Year Ended September 30, 2008	10.02	0.42	(0.55)	(0.13)	(0.45)	-
Year Ended September 30, 2007	10.00	0.44	0.03	0.47	(0.45)	-
Year Ended September 30, 2006	10.16	0.42	(0.15)	0.27	(0.42)	(0.01)
Year Ended September 30, 2005	10.52	0.40	(0.29)	0.11	(0.41)	(0.06)
Year Ended September 30, 2004	10.41	0.45	0.10	0.55	(0.44)	-
Class C
Period Ended March 31, 2009 (unaudited)	9.46	0.16	(0.05)	0.11	(0.16)	-
Year Ended September 30, 2008	10.05	0.35	(0.55)	(0.20)	(0.39)	-
Year Ended September 30, 2007	10.02	0.38	0.04	0.42	(0.39)	-
Year Ended September 30, 2006	10.18	0.36	(0.15)	0.21	(0.36)	(0.01)
Year Ended September 30, 2005	10.54	0.33	(0.28)	0.05	(0.35)	(0.06)
Year Ended September 30, 2004	10.42	0.38	0.12	0.50	(0.38)	-
Class Z
Period Ended March 31, 2009 (unaudited)	9.42	0.20	(0.04)	0.16	(0.20)	-
Year Ended September 30, 2008	10.02	0.44	(0.57)	(0.13)	(0.47)	-
Year Ended September 30, 2007	10.00	0.46	0.03	0.49	(0.47)	-
Year Ended September 30, 2006	10.15	0.45	(0.15)	0.30	(0.44)	(0.01)
Year Ended September 30, 2005	10.51	0.42	(0.28)	0.14	(0.44)	(0.06)
May 6, 2004 (inception) to September 30, 2004	10.26	0.46	(0.02)	0.44	(0.19)	-

The accompanying notes are an integral part of the financial statements.

40 Financial Highlights

							Ratio of net investment
				Ratio of expenses to			income/(loss) to average
				average net assets(b)			net assets(b)
					After		Before	After
				Before	expense		Expense	expense
				expense	limitation/		limitation/	limitation/
			Net	limitation/	recoupment		recoupment	recoupment
	Net		assets,	recoupment	and		and	and
distributions	asset		end of	and transfer	transfer		transfer	transfer
Total	value,		period	agent	agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings		earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit	credit		credit	credit	rate(c)

$(0.19)	$9.40	1.60%	$134,579	1.12%	1.01	%(e)	3.89%	4.00%	22.54%
(0.45)	9.44	(1.48)%	100,985	1.08%	1.00	%(e)	4.06%	4.14%	73.47%
(0.45)	10.02	4.80%	123,102	1.09%	1.00	%(e)	4.34%	4.42%	34.40%
(0.43)	10.00	2.72%	90,324	1.11%	1.01	%(e)	4.14%	4.24%	66.82%
(0.47)	10.16	1.05%	82,415	1.18%	1.10%		3.72%	3.80%	76.28%
(0.44)	10.52	5.41%	61,502	1.29%	1.30%		4.28%	4.27%	37.98%

(0.16)	9.41	1.19%	4,152	2.56%	1.60	%(e)	2.45%	3.41%	22.54%
(0.39)	9.46	(2.16)%	2,725	2.42%	1.60	%(e)	2.71%	3.53%	73.47%
(0.39)	10.05	4.27%	1,491	3.15%	1.60	%(e)	2.28%	3.82%	34.40%
(0.37)	10.02	2.09%	968	3.08%	1.61	%(e)	2.17%	3.64%	66.82%
(0.41)	10.18	0.47%	988	3.42%	1.69%		1.46%	3.19%	76.28%
(0.38)	10.54	4.83%	371	6.84%	1.90%		3.63%	8.57%	37.98%

(0.20)	9.38	1.72%	12	43.27%	0.75	%(e)	(38.29)%	4.23%	22.54%
(0.47)	9.42	(1.43)%	8	186.00%	0.75	%(e)	(180.79)%	4.46%	73.47%
(0.47)	10.02	5.02%	11	31.60%	0.75	%(e)	(26.18)%	4.67%	34.40%
(0.45)	10.00	3.06%	4	25.40%	0.76	%(e)	(20.18)%	4.47%	66.82%
(0.50)	10.15	1.30%	5	74.28%	0.84%		(69.41)%	4.03%	76.28%

(0.19)	10.51	4.33%	1	0.86%	0.86%		4.60%	4.60%	37.98%

Financial Highlights 41

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Core Equity Fund
Class I
Period Ended March 31, 2009 (unaudited)	$11.24	$0.07	$(4.85)	$(4.78)	$-	$-
Year Ended September 30, 2008	16.59	0.09	(4.07)	(3.98)	-	(1.37)
Year Ended September 30, 2007	15.22	0.02	2.46	2.48	-	(1.11)
Year Ended September 30, 2006	15.14	(0.02)	0.67	0.65	-	(0.57)
Year Ended September 30, 2005	12.78	(0.05)	2.41	2.36	-	-
Year Ended September 30, 2004	11.12	(0.07)	1.73	1.66	-	-
Class C
Period Ended March 31, 2009 (unaudited)	10.46	0.04	(4.51)	(4.47)	-	-
Year Ended September 30, 2008	15.66	(0.01)	(3.82)	(3.83)	-	(1.37)
Year Ended September 30, 2007	14.52	(0.10)	2.35	2.25	-	(1.11)
Year Ended September 30, 2006	14.58	(0.14)	0.65	0.51	-	(0.57)
Year Ended September 30, 2005	12.41	(0.15)	2.32	2.17	-	-
Year Ended September 30, 2004	10.88	(0.16)	1.69	1.53	-	-
Class Z
Period Ended March 31, 2009 (unaudited)	11.24	0.07	(4.84)	(4.77)	-	-
Year Ended September 30, 2008	16.62	0.09	(4.10)	(4.01)	-	(1.37)
Year Ended September 30, 2007	15.23	0.03	2.47	2.50	-	(1.11)
Year Ended September 30, 2006	15.12	0.02	0.66	0.68	-	(0.57)
Year Ended September 30, 2005	12.79	(0.14)	2.47	2.33	-	-
May 6, 2004 (inception) to September 30, 2004	12.07	(0.03)	0.75	0.72	-	-
Class A
Period Ended March 31, 2009 (unaudited)	10.92	0.03	(4.70)	(4.67)	-	-
Year Ended September 30, 2008	16.32	(0.01)	(4.02)	(4.03)	-	(1.37)
Year Ended September 30, 2007	15.09	(0.06)	2.40	2.34	-	(1.11)
May 31, 2006 (inception) to September 30, 2006	15.80	(0.27)	(0.44)	(0.71)	-	-

The accompanying notes are an integral part of the financial statements.

42 Financial Highlights

						Ratio of net investment
				Ratio of expenses to		income/(loss) to average
				average net assets(b)		net assets(b)
				Before	After	Before	After
				expense	expense	Expense	expense
				limitation/	limitation/	limitation/	limitation/
			Net	recoupment	recoupment	recoupment	recoupment
	Net		assets,	and	and	and	and
distributions	asset		end of	transfer	transfer	transfer	transfer
Total	value,		period	agent	agent	agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings	earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit	credit	credit	credit	rate(c)

$-	$6.46	(42.53)%	$44,101	1.40%	1.40%	1.92%	1.92%	133.57%
(1.37)	11.24	(25.99)%	76,606	1.27%	1.27%	0.67%	0.67%	173.81%
(1.11)	16.59	17.05%	88,246	1.24%	1.23%	0.12%	0.13%	116.81%
(0.57)	15.22	4.35%	104,966	1.23%	1.23%	(0.13)%	(0.13)%	148.67%
-	15.14	18.47%	93,780	1.27%	N/A	(0.33)%	N/A	136.82%
-	12.78	14.93%	47,273	1.33%	N/A	(0.59)%	N/A	116.26%

-	5.99	(42.73)%	26,001	2.28%	2.28%	1.11%	1.11%	133.57%
(1.37)	10.46	(26.61)%	55,364	2.05%	2.05%	(0.09)%	(0.09)%	173.81%
(1.11)	15.66	16.25%	92,350	2.02%	2.02%	(0.68)%	(0.67)%	116.81%
(0.57)	14.52	3.54%	95,842	2.03%	2.02%	(0.91)%	(0.91)%	148.67%
-	14.58	17.49%	78,145	2.04%	N/A	(1.10)%	N/A	136.82%
-	12.41	14.06%	53,101	2.08%	N/A	(1.34)%	N/A	116.26%

-	6.47	(42.44)%	755	1.43%	1.43%	1.98%	1.98%	133.57%
(1.37)	11.24	(26.11)%	1,222	1.34%	1.34%	0.65%	0.65%	173.81%
(1.11)	16.62	17.18%	1,320	1.18%	1.18%	0.17%	0.17%	116.81%
(0.57)	15.23	4.57%	1,291	0.99%	0.98%	0.12%	0.12%	148.67%
-	15.12	18.22%	1,165	1.76%	N/A	(0.94)%	N/A	136.82%

-	12.79	5.97%	36	1.12%	N/A	(0.28)%	N/A	116.26%

-	6.25	(42.77)%	1,257	2.53%	2.53%	0.78%	0.78%	133.57%
(1.37)	10.92	(26.76)%	1,878	2.09%	2.09%	(0.08)%	(0.08)%	173.81%
(1.11)	16.32	16.25%	1,390	1.66%	1.65%	(0.42)%	(0.41)%	116.81%

-	15.09	(4.49)%	128	7.44%	7.43%	(5.45)%	(5.44)%	148.67%

Financial Highlights 43

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Equity Income Fund
Class I
Period Ended March 31, 2009 (unaudited)	$11.87	$0.21	$(4.48)	$(4.27)	$(0.23)	$-
Year Ended September 30, 2008	16.48	0.34	(3.00)	(2.66)	(0.31)	(1.64)
Year Ended September 30, 2007	14.94	0.29	2.26	2.55	(0.34)	(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	14.33	0.27	1.54	1.81	(0.27)	(0.08)
Year Ended September 30, 2004	12.22	0.31	2.09	2.40	(0.29)	-
Class C
Period Ended March 31, 2009 (unaudited)	11.73	0.17	(4.42)	(4.25)	(0.20)	-
Year Ended September 30, 2008	16.33	0.21	(2.97)	(2.76)	(0.20)	(1.64)
Year Ended September 30, 2007	14.85	0.14	2.23	2.37	(0.22)	(0.67)
Year Ended September 30, 2006	15.71	0.15	0.29	0.44	(0.21)	(1.09)
Year Ended September 30, 2005	14.27	0.13	1.54	1.67	(0.15)	(0.08)
Year Ended September 30, 2004	12.21	0.20	2.06	2.26	(0.20)	-
Class Z
Period Ended March 31, 2009 (unaudited)	11.84	0.22	(4.47)	(4.25)	(0.24)	-
Year Ended September 30, 2008	16.46	0.38	(3.04)	(2.66)	(0.32)	(1.64)
Year Ended September 30, 2007	14.94	0.30	2.26	2.56	(0.37)	(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	14.33	0.28	1.55	1.83	(0.29)	(0.08)
May 10, 2004 (inception) to September 30, 2004	13.43	0.39	0.70	1.09	(0.19)	-
Class A
Period Ended March 31, 2009 (unaudited)	11.80	0.20	(4.45)	(4.25)	(0.23)	-
Year Ended September 30, 2008	16.40	0.31	(2.99)	(2.68)	(0.28)	(1.64)
Year Ended September 30, 2007	14.92	0.27	2.22	2.49	(0.34)	(0.67)
May 31, 2006 (inception) to September 30, 2006	15.04	0.08	(0.01)	0.07	(0.19)	-

The accompanying notes are an integral part of the financial statements.

44 Financial Highlights

								Ratio of net investment
				Ratio of expenses to				income/(loss) to average
				average net assets(b)				net assets(b)
				Before		After		Before	After
				expense		expense		Expense	expense
				limitation/		limitation/		limitation/	limitation/
			Net	recoupment		recoupment		recoupment	recoupment
	Net		assets,	and		and		and	and
distributions	asset		end of	transfer		transfer		transfer	transfer
Total	value,		period	agent		agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings		earnings		earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit		credit		credit	credit	rate(c)

$(0.23)	$7.37	(36.29)%	$40,884	1.38%		1.38	%(e)	4.88%	4.88%	91.13%
(1.95)	11.87	(17.76)%	98,501	1.23	%(d)	1.23	%(e)	2.48%	2.48%	132.93%
(1.01)	16.48	17.67%	124,668	1.23	%(f)	1.22	%(e)	1.86%	1.86%	121.30%
(1.44)	14.94	4.02%	133,835	1.23%		1.23	%(e)	1.96%	1.96%	162.84%
(0.35)	15.79	12.71%	129,681	1.27%		1.27%		1.79%	1.79%	143.82%
(0.29)	14.33	19.69%	117,552	1.35%		1.37%		2.25%	2.23%	51.84%

(0.20)	7.28	(36.53)%	3,137	2.74%		2.22	%(e)	3.53%	4.05%	91.13%
(1.84)	11.73	(18.60)%	4,461	2.34	%(d)	2.20	%(e)	1.40%	1.54%	132.93%
(0.89)	16.33	16.45%	5,331	2.33	%(f)	2.21	%(e)	0.75%	0.87%	121.30%
(1.30)	14.85	3.03%	4,753	2.29%		2.20	%(e)	0.91%	1.00%	162.84%
(0.23)	15.71	11.71%	3,861	2.53%		2.20%		0.53%	0.86%	143.82%
(0.20)	14.27	18.56%	1,885	3.47%		2.20%		0.12%	1.40%	51.84%

(0.24)	7.35	(36.21)%	54	8.43%		1.21	%(e)	(2.15)%	5.07%	91.13%
(1.96)	11.84	(17.81)%	81	11.18	%(d)	1.20	%(e)	(7.14)%	2.84%	132.93%
(1.04)	16.46	17.74%	40	11.08	%(f)	1.21	%(e)	(7.96)%	1.92%	121.30%
(1.44)	14.94	4.04%	24	4.36%		1.20	%(e)	(1.20)%	1.96%	162.84%
(0.37)	15.79	12.89%	23	9.37%		1.20%		(6.31)%	1.86%	143.82%

(0.19)	14.33	8.12%	14	1.11%		0.97	%(g)	2.62%	2.76%	51.84%

(0.23)	7.32	(36.28)%	458	6.01%		1.46	%(e)	0.38%	4.93%	91.13%
(1.92)	11.80	(17.98)%	281	5.40	%(d)	1.44	%(e)	(1.67)%	2.29%	132.93%
(1.01)	16.40	17.29%	322	3.77	%(f)	1.45	%(e)	(0.60)%	1.73%	121.30%

(0.19)	14.92	0.46%	19	38.36%		1.44	%(e)	(35.18)%	1.74%	162.84%

Financial Highlights 45

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Income Opportunity Fund
Class I
Period Ended March 31, 2009 (unaudited)	$11.28	$0.11	$(2.80)	$(2.69)	$(0.14)	$-
Year Ended September 30, 2008	13.18	0.12	(1.39)	(1.27)	(0.10)	(0.53)
Year Ended September 30, 2007	13.80	(0.02)	1.64	1.62	(0.01)	(2.23)
Year Ended September 30, 2006	13.88	(0.01)	0.05	0.04	-	(0.12)
Year Ended September 30, 2005	13.25	(0.06)	1.26	1.20	-	(0.57)
Year Ended September 30, 2004	12.40	(0.07)	1.36	1.29	-	(0.44)
Class C
Period Ended March 31, 2009 (unaudited)	10.72	0.06	(2.66)	(2.60)	(0.10)	-
Year Ended September 30, 2008	12.61	0.01	(1.32)	(1.31)	(0.05)	(0.53)
Year Ended September 30, 2007	13.39	(0.11)	1.56	1.45	-	(2.23)
Year Ended September 30, 2006	13.56	(0.11)	0.06	(0.05)	-	(0.12)
Year Ended September 30, 2005	13.06	(0.16)	1.23	1.07	-	(0.57)
Year Ended September 30, 2004	12.32	(0.16)	1.34	1.18	-	(0.44)
Class Z
Period Ended March 31, 2009 (unaudited)	11.46	0.13	(2.85)	(2.72)	(0.14)	-
Year Ended September 30, 2008	13.37	0.15	(1.43)	(1.28)	(0.10)	(0.53)
Year Ended September 30, 2007	13.94	0.01	1.65	1.66	-	(2.23)
Year Ended September 30, 2006	13.94	0.02	0.10	0.12	-	(0.12)
Year Ended September 30, 2005	13.29	(0.03)	1.25	1.22	-	(0.57)
May 6, 2004 (inception) to September 30, 2004	12.86	(0.01)	0.44	0.43	-	-
Class A
Period Ended March 31, 2009 (unaudited)	11.25	0.10	(2.78)	(2.68)	(0.14)	-
Year Ended September 30, 2008	13.15	0.10	(1.38)	(1.28)	(0.09)	(0.53)
Year Ended September 30, 2007	13.80	(0.03)	1.65	1.62	(0.04)	(2.23)
May 31, 2006 (inception) to September 30, 2006	13.73	0.03	0.04	0.07	-	-

The accompanying notes are an integral part of the financial statements.

46 Financial Highlights

							Ratio of net investment
				Ratio of expenses to			income/(loss) to average
				average net assets(b)			net assets(b)
				Before	After		Before	After
				expense	expense		Expense	expense
				limitation/	limitation/		limitation/	limitation/
			Net	recoupment	recoupment		recoupment	recoupment
distributions	Net		assets,	and	and		and	and
	asset		end of	transfer	transfer		transfer	transfer
Total	value,		period	agent	agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings		earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit	credit		credit	credit	rate(c)

$(0.14)	$8.45	(23.95)%	$37,780	1.39%	1.39	%(e)	2.34%	2.34%	109.72%
(0.63)	11.28	(10.04)%	82,599	1.30%	1.30	%(e)	0.93%	0.93%	184.47%
(2.24)	13.18	12.51%	77,195	1.50%	1.50	%(e)	(0.11)%	(0.11)%	150.42%
(0.12)	13.80	0.30%	60,321	1.47%	1.47	%(e)	(0.04)%	(0.04)%	159.55%
(0.57)	13.88	9.21%	54,347	1.54%	1.45%		(0.57)%	(0.48)%	159.35%
(0.44)	13.25	10.53%	42,962	1.60%	1.45%		(0.67)%	(0.52)%	167.57%

(0.10)	8.02	(24.26)%	2,902	2.73%	2.22	%(e)	0.90%	1.41%	109.72%
(0.58)	10.72	(10.85)%	4,207	2.52%	2.21	%(e)	(0.24)%	0.07%	184.47%
(2.23)	12.61	11.53%	2,291	2.76%	2.25	%(e)	(1.34)%	(0.83)%	150.42%
(0.12)	13.39	(0.36)%	2,842	2.61%	2.23	%(e)	(1.23)%	(0.85)%	159.55%
(0.57)	13.56	8.31%	3,652	2.80%	2.20%		(1.80)%	(1.20)%	159.35%
(0.44)	13.06	9.69%	1,964	3.89%	2.20%		(2.93)%	(1.23)%	167.57%

(0.14)	8.60	(23.81)%	69	2.51%	1.22	%(e)	1.30%	2.59%	109.72%
(0.63)	11.46	(9.99)%	422	4.39%	1.21	%(e)	(1.98)%	1.20%	184.47%
(2.23)	13.37	12.67%	37	17.99%	1.25	%(e)	(16.64)%	0.10%	150.42%
(0.12)	13.94	0.88%	5	3.52%	1.22	%(e)	(2.14)%	0.15%	159.55%
(0.57)	13.94	9.42%	3	53.94%	1.20%		(52.97)%	(0.23)%	159.35%

-	13.29	3.34%	3	1.12%	1.12%		(0.11)%	(0.11)%	167.57%

(0.14)	8.43	(23.91)%	805	3.39%	1.47	%(e)	0.15%	2.07%	109.72%
(0.62)	11.25	(10.18)%	863	3.75%	1.46	%(e)	(1.44)%	0.85%	184.47%
(2.27)	13.15	12.51%	294	7.12%	1.49	%(e)	(5.85)%	(0.22)%	150.42%

-	13.80	0.51%	15	42.18%	1.47	%(e)	(40.01)%	0.69%	159.55%

Financial Highlights 47

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Long/Short Fund(h)
Class I
Period Ended March 31, 2009 (unaudited)	$13.76	$0.09	$(4.15)	$(4.06)	$(0.28)	$-
Year Ended September 30, 2008	19.26	0.13	(4.86)	(4.73)	(0.03)	(0.74)
Year Ended September 30, 2007	17.19	0.07	2.47	2.54	(0.04)	(0.43)
Year Ended September 30, 2006	15.99	0.03	1.17	1.20	-	-
Year Ended September 30, 2005	13.92	(0.08)	2.65	2.57	-	(0.50)
Year Ended September 30, 2004	12.00	(0.08)	2.16	2.08	-	(0.16)
Class C
Period Ended March 31, 2009 (unaudited)	13.13	0.04	(3.95)	(3.91)	(0.19)	-
Year Ended September 30, 2008	18.54	-	(4.67)	(4.67)	-	(0.74)
Year Ended September 30, 2007	16.67	(0.08)	2.38	2.30	-	(0.43)
Year Ended September 30, 2006	15.63	(0.13)	1.17	1.04	-	-
Year Ended September 30, 2005	13.73	(0.19)	2.59	2.40	-	(0.50)
Year Ended September 30, 2004	11.92	(0.18)	2.15	1.97	-	(0.16)
Class Z
Period Ended March 31, 2009 (unaudited)	13.81	0.09	(4.14)	(4.05)	(0.29)	-
Year Ended September 30, 2008	19.30	0.18	(4.93)	(4.75)	-	(0.74)
Year Ended September 30, 2007	17.29	0.10	2.41	2.51	(0.07)	(0.43)
Year Ended September 30, 2006	16.05	0.11	1.13	1.24	-	-
Year Ended September 30, 2005	13.94	(0.05)	2.66	2.61	-	(0.50)
May 6, 2004 (inception) to September 30, 2004	13.99	(0.04)	(0.01)	(0.05)	-	-
Class A
Period Ended March 31, 2009 (unaudited)	13.69	0.08	(4.11)	(4.03)	(0.28)	-
Year Ended September 30, 2008	19.20	0.10	(4.85)	(4.75)	(0.02)	(0.74)
Year Ended September 30, 2007	17.18	0.05	2.46	2.51	(0.06)	(0.43)
May 31, 2006 (inception) to September 30, 2006	17.52	0.05	(0.39)	(0.34)	-	-

(x)	Calculated using the average share method.
(a)	The total return calculation is for the period indicated and excludes any sales charges.
(b)	Annualized for periods less than a year.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized.
(d)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including legal expenses related to a tax matter were 1.43%, 2.54%, 11.38% and 5.60% for Class I, C, Z and A, respectively.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.

The accompanying notes are an integral part of the financial statements.

48 Financial Highlights

								Ratio of net investment
				Ratio of expenses to				income/(loss) to average
				average net assets(b)				net assets(b)
				Before		After		Before	After
				expense		expense		Expense	expense
				limitation/		limitation/		limitation/	limitation/
			Net	recoupment		recoupment		recoupment	recoupment
distributions	Net		assets,	and		and		and	and
	asset		end of	transfer		transfer		transfer	transfer
Total	value,		period	agent		agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings		earnings		earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit		credit		credit	credit	rate(c)

$(0.28)	$9.42	(29.65)%	$25,624	1.86%		1.86	%(e)	1.69%	1.69%	75.14%
(0.77)	13.76	(25.43)%	93,243	1.47%		1.47	%(e)	0.78%	0.78%	174.59%
(0.47)	19.26	15.05%	238,943	1.46%		1.46	%(e)	0.39%	0.39%	105.00%
-	17.19	7.50%	168,522	1.45	%(i)	1.45	%(e)	0.18%	0.18%	94.62%
(0.50)	15.99	18.69%	53,158	1.58%		1.58%		(0.53)%	(0.53)%	112.06%
(0.16)	13.92	17.42%	24,480	2.15%		1.74%		(1.03)%	(0.62)%	148.32%

(0.19)	9.03	(29.88)%	14,936	2.76%		2.64	%(e)	0.76%	0.88%	75.14%
(0.74)	13.13	(26.09)%	27,148	2.31%		2.31	%(e)	(0.01)%	(0.01)%	174.59%
(0.43)	18.54	14.05%	43,986	2.33%		2.32	%(e)	(0.48)%	(0.47)%	105.00%
-	16.67	6.65%	26,763	2.30	%(i)	2.30	%(e)	(0.78)%	(0.78)%	94.62%
(0.50)	15.63	17.68%	13,925	2.37%		2.32%		(1.35)%	(1.31)%	112.06%
(0.16)	13.73	16.61%	3,716	3.70%		2.49%		(2.57)%	(1.35)%	148.32%

(0.29)	9.47	(29.45)%	133	3.60%		1.58	%(e)	(0.31)%	1.71%	75.14%
(0.74)	13.81	(25.45)%	540	2.37%		1.44	%(e)	0.16%	1.09%	174.59%
(0.50)	19.30	14.81%	447	1.25%		1.25	%(e)	0.55%	0.55%	105.00%
-	17.29	7.73%	3,306	1.17	%(i)	1.17	%(e)	0.61%	0.61%	94.62%
(0.50)	16.05	18.96%	140	3.07%		1.33%		(2.07)%	(0.33)%	112.06%

-	13.94	(0.36)%	32	1.98%		1.76%		(0.50)%	(0.28)%	148.32%

(0.28)	9.38	(29.58)%	2,380	2.37%		1.89	%(e)	1.14%	1.62%	75.14%
(0.76)	13.69	(25.61)%	4,859	1.72%		1.72	%(e)	0.63%	0.63%	174.59%
(0.49)	19.20	14.94%	6,481	1.68%		1.67	%(e)	0.27%	0.26%	105.00%

-	17.18	(1.94)%	821	2.51%		1.54	%(e)	(0.01)%	0.96%	94.62%

(f)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including legal expenses related to a tax matter were 1.81%, 2.91%, 11.66% and 4.35% for Class I, C, Z and A, respectively.
(g)	The limitation on expenses for Class Z Shares occurred when the Advisor reimbursed the Fund for excise and income taxes incurred during the period. These expenses were extraordinary expenses not subject to the contractual expense limitation discussed in Note 3.
(h)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.55% for Class I, 2.30% for Class C, 1.30% for Class Z and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(i)	Prior disclosures were reclassified to be consistent with current presentation.

Financial Highlights 49

Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Income Opportunity Fund (“Income Opportunity Fund”) and ICON Long/Short Fund (“Long/Short Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and transfer agent costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active series funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is capital appreciation with a secondary objective of capital preservation. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Income Opportunity Fund is modest capital appreciation and to maximize realized gains. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Income Opportunity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short

50 Notes to Financial Statements

position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the

Notes to Financial Statements 51

Notes to Financial Statements (unaudited) (continued)

NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

52 Notes to Financial Statements

Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a framework for measuring fair value and expands disclosures about fair value measurements in the financial statements.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 - significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2009.

	LEVEL 1		LEVEL 2		LEVEL 3
		Liabilities in		Liabilities in		Liabilities in
	Investments	Securities Sold	Investments	Securities Sold	Investments	Securities Sold
Fund Name	in Securities	Short*	in Securities	Short*	in Securities	Short*

ICON Bond Fund	$3,822,099	$-	$133,930,573	$-	$-	$-
ICON Core Equity Fund	81,349,630	-	4,241,460	-	-	-
ICON Equity Income Fund	37,226,365	-	6,657,678	-	-	-
ICON Income Opportunity Fund	48,873,665	(1,338,750)	3,114,384	-	-	-
ICON Long/Short Fund	45,246,839	(6,387,340)	4,204,566	-	-	-

*Liabilities in securities sold short may include written options.

Notes to Financial Statements 53

Notes to Financial Statements (unaudited) (continued)

New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management intends to adopt SFAS 161 during the fiscal year ending September 30, 2009, as required.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2009.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

54 Notes to Financial Statements

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. The related appreciation or depreciation of the contract is presented on the Statement of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2009.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2009.

Options Transactions

The Income Opportunity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability.

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option.

When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

The Income Opportunity Fund’s written options are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. Such collateral for the Fund is restricted from use. The cash collateral or borrowings from the prime broker are included on the Statement of Assets and Liabilities. The securities pledged as collateral are included on the Schedule of Investments.

As of March 31, 2009, the Equity Income Fund and the Income Opportunity Fund engaged in options transactions which are included on each Fund’s Schedule of Investments.

56 Notes to Financial Statements

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded on the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2009, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Assets Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portions of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2009, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Bond Fund	$2,129,889	$2,230,599
ICON Core Equity Fund	11,552,556	11,715,974
ICON Income Opportunity Fund	6,594,161	6,658,842
ICON Long/Short Fund	5,643,517	5,745,792

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2009.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Income Opportunity Fund distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years,

58 Notes to Financial Statements

and interim tax periods within, no examinations are in progress or anticipated at this time.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily nets assets of the Bond Fund, 0.75% of average daily net assets of the Core Equity, Equity Income and Income Opportunity Funds, and 0.85% of average daily net assets of the Long/Short Fund.

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

ICON has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class I	Class C	Class Z	Class A

ICON Bond Fund	1.00%	1.60%	0.75%	N/A
ICON Equity Income Fund	1.45%	2.20%	1.20%	1.45%
ICON Income Opportunity Fund	1.45%	2.20%	1.20%	1.45%
ICON Long/Short Fund	1.55%	2.30%	1.25%	1.55%

The Funds’ expense limitation will continue in effect until at least January 31, 2019. To the extent ICON reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2009, the following amounts were still available for recoupment by ICON based upon their potential expiration dates:

Fund	2010	2011	2012

ICON Bond Fund	$102,191	$143,896	$93,565
ICON Equity Income Fund	9,458	25,056	24,385
ICON Income Opportunity Fund	15,908	32,443	24,185
ICON Long/Short Fund	-	4,673	20,558

Accounting, Custody and Transfer Agent Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the fund accounting agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open

60 Notes to Financial Statements

account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which results from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2009, the Funds received transfer agent earnings credits which are included on the Statement of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. During the period ended March 31, 2009, the Funds’ payment for administrative services to ICON is included on the Statement of Operations. The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with Citi pursuant to which Citi assists ICON with the administration and business affairs of the Trust. For its services, ICON pays Citi at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class I shareholders pay an annual distribution fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily

Notes to Financial Statements 61

Notes to Financial Statements (unaudited) (continued)

net assets for Class I shares and Class A shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2009, the total amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the distribution amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON. For the period ended March 31, 2009, this amount was $28,232.

4. Line of Credit

The Funds have entered into Lines of Credit agreements with BBH to provide temporary funding for redemption requests and the prime broker. At BBH, the maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in each Fund subject to a maximum borrowing limit by the Trust of $150 million. Interest on domestic borrowings with BBH is charged at LIBOR plus 1.50%, which was 2.00% at March 31, 2009. Interest on domestic borrowings with the prime broker is charged at the Fed Funds rate plus 50 basis points, which was 0.75% at March 31, 2009. The average interest rate charged for the period ended March 31, 2009, was 2.95%.

Average Borrowing
Fund	(10/1/08-3/31/09)

ICON Bond Fund	$781,500
ICON Core Equity Fund**	1,424,027
ICON Equity Income Fund	1,510,352
ICON Income Opportunity Fund**	2,404,997
ICON Long/Short Fund**	1,491,174

**Fund had outstanding borrowings as of March 31, 2009.

Average borrowing is calculated using only the days there was a borrowing. It is not an annualized number.

62 Notes to Financial Statements

5. Options Contracts Written

The number of option contracts written and the premiums received by the Income Opportunity Fund during the period ended March 31, 2009, were as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of period	760	$4,557,454
Options written during period	28,100	116,686,215
Options expired during period	-	-
Options closed during period	(28,335)	(119,943,428)
Options exercised during period	-	-

Options outstanding, end of period	525	$1,300,241

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2008 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions. During the year ended September 30, 2008, the Bond Fund utilized capital loss carryforwards in the amount of $1,011,657.

For the year ended September 30, 2008, the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Bond Fund	$442,729	2015
ICON Core Equity Fund	1,364,078	2016
ICON Equity Income Fund	77,639	2016
ICON Income Opportunity Fund	260,291	2016

Notes to Financial Statements 63

Notes to Financial Statements (unaudited) (continued)

For the year ended September 30, 2008, the Funds elected to defer post October losses:

Post October
Fund	Losses

ICON Bond Fund	$500,650
ICON Core Equity Fund	12,826,769
ICON Equity Income Fund	8,840,408
ICON Income Opportunity Fund	5,979,260
ICON Long/Short Fund	31,450,976

As of September 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed			Accumulated	Unrealized
	Ordinary	Net Long-Term	Accumulated	Distributions	capital and	Appreciation	Total Accumulated
Fund	Income	Gains	Earnings	Payable*	other losses	(Depreciation)**	Earnings (Deficits)

ICON Bond Fund	$-	$-	$-	$(355,126)	$(943,379)	$(6,353,361)	$(7,651,866)
ICON Core Equity Fund	-	-	-	-	(14,190,847)	(5,432,953)	(19,623,800)
ICON Equity Income Fund	948,243	-	948,243	(991,249)	(8,918,047)	(1,038,361)	(9,999,414)
ICON Income Opportunity Fund	-	-	-	(278,360)	(6,239,551)	(4,149,788)	(10,667,699)
ICON Long/Short Fund	239,054	-	239,054	-	(31,450,976)	(7,031,013)	(38,242,935)

*	Differences between the financial statement distribution payable and the tax basis distribution payable are a result of accrual based accounting and cash basis accounting used for federal tax reporting purposes.

**	Differences between the book-basis and tax-basis unrealized appreciation/ (depreciation) are attributable primarily to tax deferral of losses on wash sales and recognition of tax unrealized appreciation/ (depreciation) of passive foreign investment companies.

64 Notes to Financial Statements

As of March 31, 2009, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from fair value by net unrealized appreciation/ (depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Bond Fund	$145,082,286	$783,894	$(8,113,508)	$(7,329,614)
ICON Core Equity Fund	92,255,196	2,827,278	(9,491,384)	(6,664,106)
ICON Equity Income Fund	48,706,044	1,550,420	(6,372,421)	(4,822,001)
ICON Income Opportunity Fund	56,896,911	1,345,608	(7,593,220)	(6,247,612)
ICON Long/Short Fund	51,054,938	2,770,298	(10,761,171)	(7,990,873)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and options contracts) was as follows:

			Purchases of Long-	Proceeds from Sales
	Purchases of	Proceeds from Sales	Term U.S. Government	of Long-Term U.S.
Fund	Securities	of Securities	Obligations	Government Obligations

ICON Bond Fund	$36,060,613	$11,761,761	$12,472,846	$9,078,031
ICON Core Equity Fund	118,478,977	121,531,742	-	-
ICON Equity Income Fund	62,298,676	74,364,639	879,325	6,664,991
ICON Income Opportunity Fund	69,308,894	82,197,815	-	-
ICON Long/Short Fund	51,836,470	97,300,150	-	-

8. Subsequent Event

Effective May 19, 2009, the Income Opportunity Fund changed its name to the ICON Risk-Managed Equity Fund.

Notes to Financial Statements 65

Six Month Hypothetical Expense Example
March 31, 2009 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/08 - 3/31/09).

Actual Expenses

The first set of lines in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines in the table for each Fund provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

66 Expense Example

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/08	3/31/09	10/1/08 - 3/31/09*	10/1/08 - 3/31/09

ICON Bond Fund
Class I
Actual Expenses	$1,000.00	$1,016.00	$5.08	1.01%
Hypothetical Example (5% return before expenses)	1,000.00	1,019.96	5.09
Class C
Actual Expenses	1,000.00	1,011.90	8.03	1.60%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.02	8.05
Class Z
Actual Expenses	1,000.00	1,017.20	3.77	0.75%
Hypothetical Example (5% return before expenses)	1,000.00	1,021.26	3.78
ICON Core Equity Fund
Class I
Actual Expenses	1,000.00	574.70	5.50	1.40%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.02	7.04
Class C
Actual Expenses	1,000.00	572.70	8.94	2.28%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.63	11.45
Class Z
Actual Expenses	1,000.00	575.60	5.62	1.43%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.87	7.19
Class A
Actual Expenses	1,000.00	572.30	9.92	2.53%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.38	12.69
ICON Equity Income Fund
Class I
Actual Expenses	1,000.00	637.10	5.63	1.38%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.12	6.94

Expense Example 67

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/08	3/31/09	10/1/08 - 3/31/09*	10/1/08 - 3/31/09

Class C
Actual Expenses	$1,000.00	$634.70	$9.05	2.22%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.93	11.15
Class Z
Actual Expenses	1,000.00	637.90	4.94	1.21%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.97	6.09
Class A
Actual Expenses	1,000.00	637.20	5.96	1.46%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.72	7.34
ICON Income Opportunity Fund
Class I
Actual Expenses	1,000.00	760.50	6.10	1.39%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.07	6.99
Class C
Actual Expenses	1,000.00	757.40	9.73	2.22%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.93	11.15
Class Z
Actual Expenses	1,000.00	761.90	5.36	1.22%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.92	6.14
Class A
Actual Expenses	1,000.00	760.90	6.45	1.47%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.67	7.39
ICON Long/Short Fund
Class I
Actual Expenses	1,000.00	703.50	7.90	1.86%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.73	9.35
Class C
Actual Expenses	1,000.00	701.20	11.20	2.64%
Hypothetical Example (5% return before expenses)	1,000.00	1,011.84	13.24
Class Z
Actual Expenses	1,000.00	705.50	6.72	1.58%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.12	7.95

68 Expense Example

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/08	3/31/09	10/1/08 - 3/31/09*	10/1/08 - 3/31/09

Class A
Actual Expenses	$1,000.00	$704.20	$8.03	1.89%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.58	9.50

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Expense Example 69

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconfunds.com on or about 15 days following each month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

70 Other Information

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2009 Semiannual Report
ICON International Funds
Investment Update
March 31, 2009
(Unaudited)

ICON Asia-Pacific Region Fund
ICON Europe Fund
ICON International Equity Fund

1-800-764-0442 ï www.iconfunds.com

SAR-INTL-09, M29753

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

About This Report (Unaudited)	2

Message from ICON Funds (Unaudited)	5

Schedules of Investments (Unaudited)
ICON Asia-Pacific Region Fund	7
ICON Europe Fund	11
ICON International Equity Fund	14

Financial Statements (Unaudited)	18

Financial Highlights (Unaudited)	24

Notes to Financial Statements (Unaudited)	28

Six-Month Hypothetical Expense Example (Unaudited)	41

Other Information (Unaudited)	44

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s views, opinions and portfolio holdings as of March 31, 2009, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security, industry or sector. Each Fund’s holdings as of March 31, 2009 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the

2 About This Report

United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and investment team expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “intrinsic value,” “indicates,” “believes,” “considers,” “estimates,” variations of such words and similar expressions are intended to identify forward looking statements, which are not statements of historical fact. Forward looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates; the risks noted in this report and other factors beyond the control of our

About This Report 3

investment team. Therefore, actual outcome may differ materially from what is expressed in such forward looking statements.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

4 About This Report

Message From ICON Funds (unaudited)

Dear Shareholder,

It may surprise you to learn that we at ICON hope to look back on the last six months as the final stage of an unusual, unforeseeable and unfortunate financial and economic setting. I would like to offer you ICON’S opinion relative to the underlying causes of the recent financial crisis, in addition to providing our outlook for what we anticipate will be a brighter future.

Back in 2005, the Federal Reserve (the “FED”) began tightening monetary policy in response to a strong economy and some upward pressure on commodity prices. The FED’s objective was to slow the economy and decrease inflationary elements. Consequently, the money supply, as measured by M1, was flat through 2005, 2006 and the first half of 2007. The initial impact of this constraint was felt, as usual, at the margins and would have jeopardized only the riskiest home or land acquisitions. Problems in the sub-prime mortgage market would not surface until mid-2007.

In response to the mortgage crisis, the Federal Reserve reversed monetary policy and began a series of dramatic easing in August 2007. Ordinarily, we believe this should have stimulated growth in the money supply and helped avert a recession. By early 2008, however, it was clear to the FED that the banking system was frozen, banks were not making loans and the money supply was not growing. The Federal Reserve and the Department of the Treasury made every effort and used a variety of strategies to clear a log-jammed financial system, but the damage was arguably done. In early 2008 the money supply had already been flat for over three years. We believe this stagnant M1 supply was choking the economy. Housing, mortgages and financial institutions were especially hard hit. In a somewhat ironic twist, the economy was rapidly deteriorating and directly impacting the very financial institutions the FED was trying to unlock in order to stabilize the economy. By the summer of 2008, one year after the FED’s initial monetary easing, M1 had started to grow again. If anybody was curious about what happens if you hold M1 flat for over three and a half years, we now have an answer: you will have a deep recession.

The collapse of various financial institutions, in our opinion, did not cause the recession. Rather, we think M1 being flat for three and a half years caused the recession. The financial system’s failures simply contributed to the inefficacies of the FED’s policies and were symptomatic of a larger problem. Federal Reserve Chairman Ben Bernanke stated the FED was surprised the system remained frozen and that standard easing did not work. We at ICON, along with countless other advisers, money managers,

Message From ICON Funds 5

investment professionals and investors were likewise surprised when the FED’s easing failed to break the logjam.

When analyzing the investing environment, I think it is important to sort out the political and philosophical debates from the economic and financial basics. The money supply has grown in the last nine months-a fact which suggests banks may be lending again. And, if banks are lending again, this in turn suggests to us that the FED’s continued efforts have paid off, that the FED has successfully broken the logjam that froze our financial system. Money growth is also a powerful stimulus to the economy, especially when combined with a fiscal stimulus package. Stock prices seem to be reacting and anticipating a recovery, as most indexes are beginning to rebound following their lows in early March.

We are not out of the woods yet. GDP is not growing and businesses and investors continue to struggle across the globe. Now that the FED’s policies have broken the financial system’s logjam, however, we believe the right monetary and fiscal conditions are in place to promote a long-awaited recovery.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

6 Message From ICON Funds

ICON Asia-Pacific Region Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (100.5%)
326,895	Acer, Inc.	$492,335
86,000	AMP, Ltd.	280,650
70,000	ASICS Corp.	488,543
40,300	Australia & New Zealand Banking Group, Ltd.	440,212
108,000	AXA Asia Pacific Holdings, Ltd.	255,730
389,800	Bangkok Bank Public Co., Ltd.	819,234
44,400	Bank of Baroda	205,466
1,647,000	Bank of China, Ltd. - Class H	546,053
44,800	Bank of India	194,501
13,500	BHP Billiton, Ltd.	298,259
16,550	Cheil Industries, Inc.	456,476
40,000	Cheung Kong Holdings, Ltd.	344,762
627,000	China Agri-Industries Holdings, Ltd.(a)	298,480
368,000	China Coal Energy Co. - Class H	271,605
837,000	China Construction Bank Corp. - Class H	475,160
1,068,000	China Dongxiang Group Co.(b)	393,162
209,000	China High Speed Transmission Equipment Group Co., Ltd.(b)	298,721
117,000	China Mobile, Ltd.	1,019,203
588,000	China Oilfield Services, Ltd.	466,018
146,000	China Overseas Land & Investment, Ltd.	228,829
1,206,000	China Petroleum & Chemical Corp.	772,823
588,000	China Railway Group, Ltd.(a)	342,892
120,000	China Shenhua Energy Co., Ltd.	270,759
272,000	China Shipping Development Co., Ltd.	257,913
173,746	Chunghwa Telecom Co., Ltd.	316,913
419,000	CNOOC, Ltd.	421,047
24,700	Commonwealth Bank of Australia	592,750
206,000	Cosco Pacific, Ltd.	202,870
1,320,000	Dalian Port (PDA) Co., Ltd. - Class H	425,687
19,000	DBS Group Holdings, Ltd.	105,948
4,755	DC Chemical Co., Ltd.(b)	695,042
26,000	Dongkuk Steel Mill Co., Ltd.	483,507
59,000	Esprit Holdings, Ltd.	301,047
1,482,000	Fosun International	492,949
52,000	GigaMedia, Ltd.(a)*	287,040
1,036,000	Guangdong Investment, Ltd.	417,678
16,499	Hanjin Heavy Industries & Construction Co., Ltd.	341,198
44,100	Hankook Tire Co., Ltd.	424,376
11,000	Hanwha Corp.	239,245
53,000	Henderson Land Development Co., Ltd.	202,104
16,000	High Tech Computer Corp.	197,048
130,000	Hon Hai Precision Industry Co., Ltd.	294,225

Schedule of Investments 7

Shares or Principal Amount		Value

264,000	Hong Leong Financial Group Bhd.	$339,356
16,000	Hoya Corp.	318,473
1,400	Hyundai Heavy Industries Co., Ltd.(b)	200,492
2,700	Idemitsu Kosan Co., Ltd.	203,997
1,147,000	Industrial & Commercial Bank of China, Ltd. - Class H(b)	596,136
19,400	Jindal Steel & Power, Ltd.	463,037
362	Jupiter Telecommunications Co., Ltd.	241,860
33,000	Kintetsu World Express, Inc.	614,063
5,200	Kobayashi Pharmaceutical Co., Ltd.	171,798
27,000	Korean Reinsurance Co.(a)	208,825
37,000	Largan Precision Co., Ltd.	310,783
21,000	LG Fashion Corp.(b)	278,707
92,000	Li & Fung, Ltd.	215,682
339,000	Li Ning Co., Ltd.(b)	560,740
434,000	Lianhua Supermarket Holdings, Ltd.	495,832
39,560	LIG Insurance Co., Ltd.(a)	387,174
52,000	MediaTek, Inc.	489,612
2,960	Megastudy Co., Ltd.	430,766
180,000	Mitsubishi UFJ Financial Group, Inc.	886,945
548,000	MMC Corp., Berhad	213,585
195,000	MobileOne, Ltd.	191,395
174,000	Nan Ya Plastics Corp.	199,643
40,100	National Australia Bank, Ltd.	559,569
1,700	Nintendo Co., Ltd.	497,379
6,900	Nitori Co., Ltd.	386,246
1,358,000	Noble Group, Ltd.	1,063,218
26,000	Nomura Real Estate Holdings, Inc.(b)	396,703
103	NTT DoCoMo, Inc.	140,352
474,000	Petrochina Co., Ltd.	378,164
13,330	Point, Inc.	605,647
95,000	Primary Health Care, Ltd.(b)	301,160
1,956,000	PT Perusahaan Gas Negara	365,753
68,500	PTT Exploration & Production Public Co., Ltd.	188,310
9,900	Reliance Industries, Ltd.	298,347
8,500	Rio Tinto, Ltd.	337,460
28,500	Samsung Heavy Industries Co., Ltd.(b)	534,943
4,600	SANKYO Co., Ltd.	201,066
5,000	Secom Co., Ltd.	185,151
144,000	Shanghai Industrial Holdings, Ltd.	399,712
260,000	Shanghai Zhenhua Port Machinery Co., Ltd.	242,499
275,000	Shimao Property Holdings, Ltd.	240,408
14,600	Shin-Etsu Chemical Co., Ltd.	717,411
16,000	Shinhan Financial Group, Ltd.(a)	289,482
29,000	Shionogi & Co., Ltd.	499,942
600,000	Shun Tak Holdings, Ltd.	186,615
2,898,000	Sichuan Expressway Co., Ltd.(a)	542,963
92,000	Simplo Technology Co., Ltd.	253,009
17,900	SINA Corp. - ADR(a)*	416,175
1,034,000	Singapore Post, Ltd.	527,460
151,000	Singapore Telecommunications, Ltd.	251,755

8 Schedule of Investments

Shares or Principal Amount		Value

1,266,000	Sinofert Holdings, Ltd.(b)	$557,289
4,000	SK Energy Co., Ltd.	259,043
1,176,000	Soho China	472,421
15,200	Sumitomo Mitsui Financial Group, Inc.(b)	535,294
131,361	Taiwan Mobile Co., Ltd.	190,724
54,500	Tanjong PLC	206,577
673,000	Techtronic Industries Co., Ltd.	312,303
786,000	Thai Union Frozen Products Public Co., Ltd.	452,493
694,000	Thanachart Capital Public Co., Ltd.	188,209
39,000	The Bank of Yokohama, Ltd.	167,239
96,000	The Wharf Holdings, Ltd.	239,029
102,000	United Phosphorus, Ltd.	197,813
501,000	Want Want China Holdings, Ltd.	232,501
66,000	Wing Hang Bank, Ltd.*	316,358
415,000	Wistron Corp.	447,704
12,300	Woongjin Coway Co., Ltd.	268,770
131,000	Yue Yuen Industrial Holdings, Ltd.	299,216
705,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H(b)	717,092
179,000	ZTE Corp.(b)	729,644

Total Common Stocks (Cost $48,518,876)		42,173,979

Other Securities (10.3%)
4,311,619	Invesco Aim Liquid Assets Portfolio, 0.81%*∧	4,311,619

Total Other Securities (Cost $4,311,619)		4,311,619
Total Investments 110.8% (Cost $52,830,495)		46,485,598
Liabilities Less Other Assets (10.8)%		(4,549,535)

Net Assets 100.0%		$41,936,063

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

*	All securities were fair valued (Note 2) as of March 31, 2009 unless noted with a ”*”. Total value of securities fair valued was $41,154,406.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR  American Depositary Receipt

ICON Asia-Pacific Region Fund

As of March 31, 2009, the Fund had the following forward currency contracts outstanding:

			Original		Unrealized
		Delivery	Contract	Market	Appreciation/
	Currency	Date	Value	Value	(Depreciation)

Contracts to Sell:
(10,500,000,000)	Korean Won	04/02/09	$(8,649,094)	$(7,592,740)	$1,056,354

Contracts to Buy:
10,500,000,000	Korean Won	04/02/09	$8,126,935	$7,592,740	$(534,195)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments 9

ICON Asia–Pacific Region Fund
Country Composition
March 31, 2009
(unaudited)

Hong Kong	21.1%
Japan	17.3%
China	17.0%
Republic of Korea (South)	13.2%
Taiwan	7.8%
Australia	7.2%
Thailand	3.9%
Singapore	3.4%
India	3.3%
Cayman Islands	2.3%
Malaysia	1.8%
Bermuda	1.3%
Indonesia	0.9%

100.5%

Percentages are based upon net assets.

ICON Asia–Pacific Region Fund
Industry Composition
March 31, 2009
(unaudited)

Diversified Banks	16.5%
Wireless Telecommunication Services	3.7%
Steel	3.5%
Construction & Farm Machinery & Heavy Trucks	3.2%
Real Estate Development	3.0%
Air Freight & Logistics	2.8%
Computer Hardware	2.8%
Integrated Oil & Gas	2.7%
Apparel Accessories & Luxury Goods	2.7%
Trading Companies & Distributors	2.5%
Apparel Retail	2.1%
Real Estate Management & Development	2.0%
Footwear	1.9%
Leisure Products	1.8%
Oil & Gas Refining & Marketing	1.8%
Fertilizers & Agricultural Chemicals	1.8%
Communications Equipment	1.7%
Specialty Chemicals	1.7%
Electrical Components & Equipment	1.7%
Internet Software & Services	1.7%
Diversified Chemicals	1.7%
Packaged Foods & Meats	1.7%
Diversified Metals & Mining	1.5%
Electronic Components	1.5%
Marine Ports & Services	1.5%
Industrial Conglomerates	1.5%
Oil & Gas Exploration & Production	1.4%
Integrated Telecommunication Services	1.4%
Household Appliances	1.3%
Highways & Railtracks	1.3%
Life & Health Insurance	1.3%
Coal & Consumable Fuels	1.2%
Pharmaceuticals	1.2%
Home Entertainment Software	1.2%
Food Retail	1.2%
Semiconductors	1.2%
Oil & Gas Drilling	1.1%
Commodity Chemicals	1.1%
Marine	1.0%
Education Services	1.0%
Tires & Rubber	1.0%
Water Utilities	1.0%
Other Industries (each less than 1%)	10.6%

100.5%

Percentages are based upon net assets.

ICON Asia–Pacific Region Fund
Sector Composition
March 31, 2009
(unaudited)

Financial	25.0%
Industrial	17.4%
Consumer Discretionary	11.4%
Information Technology	11.4%
Materials	11.3%
Energy	8.2%
Telecommunications & Utilities	7.5%
Leisure & Consumer Staples	6.0%
Health Care	2.3%

100.5%

Percentages are based upon net assets.

10 Schedule of Investments

ICON Europe Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (96.1%)
4,700	Adidas AG	$155,965
5,255	Allianz AG	442,082
19,400	Anglo American PLC	330,297
18,500	Arcadis N.V.	223,017
25,300	ArcelorMittal - Class A	516,131
71,900	BAE Systems PLC	344,780
35,000	BIM Birlesik Magazalar A.S.	743,775
3,000	Bonduelle S.C.A.	207,713
225,000	BP PLC	1,508,445
387,300	Cable & Wireless PLC	774,387
7,200	Carrefour S.A.	280,828
24,600	Deutsche Telekom AG(b)	305,299
18,600	Diageo PLC	207,667
29,906	Ebro Puleva S.A.	350,966
9,200	Eni S.p.A.	178,105
33,800	Eurasian Natural Resource Corp.	218,680
58,200	Experian PLC	363,859
1,960	Galenica AG(b)	565,931
36,572	Gerry Weber International AG(b)	751,237
17,900	GFK AG	411,733
18,000	Henkel AG & KGaA	487,067
15,800	Kerry Group PLC	320,230
37,540	Koninklijke Ahold N.V.	411,101
75,600	Kontron AG	728,310
5,700	Linde AG	387,109
7,000	LUKOIL - ADR*	263,900
3,600	Mayr-Melnhof Karton AG	253,271
209,300	Meggitt PLC	385,113
9,300	Merck KGaA(a)(b)	819,488
6,700	MTU Aero Engines Holding AG	155,216
1,150	Muenchener Rueckversicherungs-Gesellschaft AG	140,314
66,600	Navios Maritime Holdings, Inc.(b)*	153,180
47,050	Nestle S.A.	1,590,113
28,390	Novartis AG	1,074,472
14,200	Nutreco Holding N.V.	508,359
395,000	Old Mutual PLC	294,013
12,700	Pernod Ricard S.A.(b)	707,654
26,800	Petrofac, Ltd.	205,990
52,700	Prosafe SE(a)	187,595
26,500	Prosegur Compania de Seguridad S.A.	713,513
133,900	Prudential PLC	649,021
23,900	Public Power Corp. S.A.	433,668
16,200	Rautaruukki Oyj	259,171
51,410	Rexam PLC	198,630
3,800	Rio Tinto PLC	127,574
7,560	Roche Holding AG	1,037,976
75,200	Royal Dutch Shell PLC - Class B	1,635,678
4,060	RWE AG	285,894
35,500	SAP AG	1,250,443
25,000	Seadrill, Ltd.	241,765
14,900	Securitas AB	108,799
14,600	Siemens AG	837,834
28,000	StatoilHydro ASA	490,231
4,010	Syngenta AG	806,344
18,400	Telefonica S.A.	366,863
31,900	Telekomunikacja Polska S.A.	173,001
95,700	TeliaSonera AB	460,473
48,000	Tesco PLC	229,292
20,600	TGS Nopec Geophysical Co. ASA(a)	160,197

Schedule of Investments 11

Shares or Principal Amount		Value

90,900	The Carphone Warehouse Group PLC	$163,027
30,000	The Davis Service Group PLC	112,524
22,500	ThyssenKrupp AG	396,355
35,600	Total S.A.	1,760,122
27,900	United Internet AG	235,573
3,000	Vestas Wind Systems A/S(a)	131,815
19,200	Vivendi Universal	507,740
432,900	Vodafone Group PLC	754,609
23,600	Wolters Kluwer N.V.	382,488
31,390	Yara International ASA	686,072
62,800	YIT Oyj(b)	420,670
4,750	Zurich Financial Services AG(b)	750,970

Total Common Stocks (Cost $44,508,052)		34,721,724

Short-Term Investments (1.9%)
21	Brown Brothers Harriman Time Deposit - Euro, 0.30%, 04/01/09*#	28
$668,300	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09*#	668,300

Total Short-Term Investments (Cost $668,328)		668,328

Other Securities (10.3%)
3,724,230	Invesco Aim Liquid Assets Portfolio, 0.81%*∧	3,724,230

Total Other Securities (Cost $3,724,230)		3,724,230
Total Investments 108.3% (Cost $48,900,610)		39,114,282
Liabilities Less Other Assets (8.3)%		(3,012,280)

Net Assets 100.0%		$36,102,002

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

*	All securities were fair valued (Note 2) as of March 31, 2009 unless noted with a ”*”. Total value of securities fair valued was $34,304,644.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR  American Depositary Receipt

12 Schedule of Investments

ICON Europe Fund
Country Composition
March 31, 2009
(unaudited)

United Kingdom	21.7%
Germany	21.4%
Switzerland	16.1%
France	9.6%
Netherlands	5.6%
Norway	4.2%
Spain	4.0%
Turkey	2.1%
Ireland (Republic of)	1.9%
Finland	1.9%
Sweden	1.6%
Greece	1.2%
United States	0.7%
Russian Federation	0.7%
Austria	0.7%
Bermuda	0.7%
Kazakhstan	0.6%
Italy	0.5%
Poland	0.5%
Denmark	0.4%

96.1%

Percentages are based upon net assets.

ICON Europe Fund
Industry Composition
March 31, 2009
(unaudited)

Integrated Oil & Gas	16.2%
Pharmaceuticals	8.2%
Packaged Foods & Meats	6.9%
Fertilizers & Agricultural Chemicals	4.1%
Food Retail	3.8%
Integrated Telecommunication Services	3.6%
Application Software	3.5%
Multi-Line Insurance	3.3%
Steel	3.2%
Life & Health Insurance	2.6%
Distillers & Vintners	2.6%
Apparel Accessories & Luxury Goods	2.5%
Aerospace & Defense	2.5%
Industrial Conglomerates	2.3%
Security & Alarm Services	2.3%
Research & Consulting Services	2.1%
Alternative Carriers	2.1%
Wireless Telecommunication Services	2.1%
Semiconductors	2.0%
Diversified Metals & Mining	1.8%
Health Care Distributors	1.6%
Oil & Gas Equipment & Services	1.5%
Agricultural Products	1.4%
Movies & Entertainment	1.4%
Household Products	1.3%
Electric Utilities	1.2%
Construction & Engineering	1.2%
Industrial Gases	1.1%
Publishing	1.1%
Other Industries (each less than 1%)	6.6%

96.1%

Percentages are based upon net assets.

ICON Europe Fund
Sector Composition
March 31, 2009
(unaudited)

Leisure & Consumer Staples	19.3%
Energy	18.4%
Industrial	12.1%
Materials	11.4%
Telecommunications & Utilities	9.8%
Health Care	9.8%
Financial	6.3%
Information Technology	6.1%
Consumer Discretionary	2.9%

96.1%

Percentages are based upon net assets.

Schedule of Investments 13

ICON International Equity Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (89.4%)
5,020	Allianz AG	$422,312
39,300	ArcelorMittal - Class A	801,738
100,000	ASICS Corp.	697,919
81,500	Bank of Baroda	377,151
1,788,000	Bank of China, Ltd. - Class H	592,801
116,700	Bank of India	506,657
24,200	Bank of Nova Scotia*	596,505
42,218	Bidvest Group, Ltd.	392,308
51,200	BIM Birlesik Magazalar A.S.	1,088,037
256,100	BP PLC	1,716,946
555,400	Cable & Wireless PLC	1,110,495
216,000	Cafe De Coral Holdings, Ltd.	423,866
17,000	Canadian National Railway Co.*	609,599
600,000	Chaoda Modern Agriculture Holdings, Ltd.	357,606
556,000	China Agri-Industries Holdings, Ltd.(a)	264,681
1,970,000	China Bluechemical, Ltd. - Class H	1,077,833
702,000	China Construction Bank Corp. - Class H	398,521
640,000	China High Speed Transmission Equipment Group Co., Ltd.(b)	914,743
53,000	China Mobile, Ltd.	461,690
1,092,000	China Oilfield Services, Ltd.	865,463
920,000	China Petroleum & Chemical Corp.	589,550
1,402,000	China Railway Group, Ltd.(a)(b)	817,576
370,000	China Yurun Food Group, Ltd.	472,663
574,000	Compal Electronics, Inc.	412,299
501,000	Corporacion GEO S.A.B. de C.V. - Class B(a)*	506,000
85,000	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes*	337,581
1,860,000	Dalian Port (PDA) Co., Ltd. - Class H	599,832
7,880	DC Chemical Co., Ltd.(b)	1,151,826
54,200	Dongkuk Steel Mill Co., Ltd.	1,007,926
55,040	Ebro Puleva S.A.	645,930
42,300	Eurasian Natural Resource Corp.	273,674
2,033,000	Fosun International	676,225
2,940	Galenica AG(b)	848,896
26,760	Gerry Weber International AG(b)	549,686
75,300	GigaMedia, Ltd.(a)*	415,656
459,000	Golden Eagle Retail Group, Ltd.	301,875
4,326,000	Guangdong Investment, Ltd.	1,744,087
165,000	Henderson Land Development Co., Ltd.	629,190
55,000	High Tech Computer Corp.	677,354
333,000	Hon Hai Precision Industry Co., Ltd.	753,668
7,000	Hyundai Department Store	365,251

14 Schedule of Investments

Shares or Principal Amount		Value

11,400	Hyundai Heavy Industries Co., Ltd.(b)	$1,632,581
406,000	JD Group, Ltd.	1,417,532
935	Jupiter Telecommunications Co., Ltd.	624,694
91	KDDI Corp.	428,597
47,000	Kintetsu World Express, Inc.	874,574
45,000	LG Fashion Corp.(b)	597,228
876,000	Lianhua Supermarket Holdings, Ltd.	1,000,804
6,500	Linde AG	441,440
11,600	LUKOIL - ADR*	437,320
54,800	Matsumotokiyoshi Holdings Co., Ltd.(b)	886,847
315,000	Meggitt PLC	579,601
16,300	Merck KGaA(a)(b)	1,436,306
108,400	Metalurgica Gerdau S.A.*	785,304
55,000	MRV Engenharia E Participacoes S.A.*	327,296
96,500	Naspers Limited	1,634,578
62,000	National Australia Bank, Ltd.	865,169
58,700	Nestle S.A.	1,983,839
2,500	Nintendo Co., Ltd.	731,440
22,540	Novartis AG	853,068
558,000	Old Mutual PLC	415,340
16,700	Petro-Canada*	448,734
55,700	Petrofac, Ltd.	428,121
34,000	Petroleo Brasiliero S.A.*	419,612
21,100	Point, Inc.	958,676
33,100	Potash Corp. of Saskatchewan, Inc.*	2,677,148
29,400	Prosegur Compania de Seguridad S.A.	791,596
178,400	Prudential PLC	864,715
5,860,000	PT Perusahaan Gas Negara	1,095,763
1,058,000	PT Tambang Batubara Bukit Asam Tbk	620,954
36,400	Research In Motion, Ltd.*	1,573,531
7,910	Roche Holding AG	1,086,030
64,700	Rona, Inc.*	609,273
89,400	Royal Dutch Shell PLC - Class B	1,944,542
6,250	RWE AG	440,108
52,800	SAP AG	1,859,814
150,000	Shanghai Industrial Holdings, Ltd.	416,367
42,000	Shionogi & Co., Ltd.	724,054
11,500	Shoppers Drug Mart Corp.*	395,407
1,414,000	Shui On Land, Ltd.	496,634
1,912,000	Shun Tak Holdings, Ltd.	594,681
5,392,000	Sichuan Expressway Co., Ltd.(a)	1,010,233
21,000	Siemens AG	1,205,104
1,922,000	Sinofert Holdings, Ltd.(b)	846,058
2,372,000	Soho China	952,877
48,013	StatoilHydro ASA	840,624
151,000	Tata Steel, Ltd.	615,654
18,600	Telefonica S.A.	370,850
104,300	TeliaSonera AB	501,854
53,700	TGS Nopec Geophysical Co. ASA(a)	417,601
1,055,000	Thai Union Frozen Products Public Co., Ltd.	607,353
18,100	The Toronto-Dominion Bank*	624,059
294,000	The Wharf Holdings, Ltd.	732,027
31,155	Total S.A.	1,540,354
293,000	Vodafone Group PLC	510,743
3,125,000	Want Want China Holdings, Ltd.(b)	1,450,233

Schedule of Investments 15

Shares or Principal Amount		Value

6,510	Zurich Financial Services AG(b)	$1,029,224

Total Common Stocks (Cost $87,584,064)		77,107,782

Preferred Stock (1.9%)
146,100	Companhia Vale do Rio Doce - Class A*	1,689,065

Total Preferred Stocks (Cost $1,614,075)		1,689,065

Short-Term Investments (4.5%)
28	Brown Brothers Harriman Time Deposit - Australian Dollar, 2.23%, 04/01/09*#	19
34	Brown Brothers Harriman Time Deposit - Euro, 0.30%, 04/01/09*#	45
3,989,427	Brown Brothers Harriman Time Deposit - Hong Kong Dollar, 0.02%, 04/01/09*#	514,738
$3,343,797	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09*#	3,343,797

Total Short-Term Investments (Cost $3,858,599)		3,858,599

Other Securities (11.1%)
9,607,061	Invesco Aim Liquid Assets Portfolio, 0.81%*∧	9,607,061

Total Other Securities (Cost $9,607,061)		9,607,061
Total Investments 106.9% (Cost $102,663,799)		92,262,507
Liabilities Less Other Assets (6.9)%		(5,985,143)

Net Assets 100.0%		$86,277,364

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

*	All securities were fair valued (Note 2) as of March 31, 2009 unless noted with a ”*”. Total value of securities fair valued was $66,344,757.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR  American Depositary Receipt

ICON International Equity Fund

As of March 31, 2009, the Fund had the following forward currency contracts outstanding:

			Original		Unrealized
		Delivery	Contract	Market	Appreciation/
	Currency	Date	Value	Value	(Depreciation)

Contracts to Sell:
(5,000,000,000)	Korean Won	04/02/09	$(4,118,616)	$(3,615,590)	$503,026
Contracts to Buy:
5,000,000,000	Korean Won	04/02/09	$3,869,969	$3,615,590	$(254,379)

The accompanying notes are an integral part of the financial statements.

16 Schedule of Investments

ICON International Equity Fund
Country Composition
March 31, 2009
(unaudited)

Hong Kong	13.1%
Canada	8.7%
United Kingdom	8.4%
Germany	7.4%
China	7.1%
Switzerland	6.8%
Japan	6.7%
Republic of Korea (South)	5.5%
South Africa	4.0%
Brazil	3.7%
Taiwan	2.2%
Spain	2.0%
Indonesia	2.0%
France	1.8%
India	1.7%
Norway	1.5%
Turkey	1.3%
Australia	1.0%
Bermuda	1.0%
Netherlands	0.9%
Thailand	0.7%
Mexico	0.6%
Sweden	0.6%
United States	0.5%
Russian Federation	0.5%
Singapore	0.5%
Cayman Islands	0.4%
Belize	0.4%
Kazakhstan	0.3%

91.3%

Percentages are based upon net assets.

ICON International Equity Fund
Industry Composition
March 31, 2009
(unaudited)

Integrated Oil & Gas	9.3%
Packaged Foods & Meats	5.9%
Fertilizers & Agricultural Chemicals	5.3%
Pharmaceuticals	4.8%
Diversified Banks	4.6%
Steel	4.5%
Cable & Satellite	2.6%
Food Retail	2.5%
Industrial Conglomerates	2.4%
Home Improvement Retail	2.3%
Diversified Metals & Mining	2.2%
Application Software	2.2%
Water Utilities	2.0%
Construction & Farm Machinery & Heavy Trucks	1.9%
Communications Equipment	1.8%
Multi-Line Insurance	1.7%
Real Estate Development	1.7%
Wireless Telecommunication Services	1.6%
Real Estate Management & Development	1.5%
Drug Retail	1.5%
Life & Health Insurance	1.5%
Homebuilding	1.4%
Diversified Chemicals	1.3%
Apparel Accessories & Luxury Goods	1.3%
Alternative Carriers	1.3%
Gas Utilities	1.3%
Computer Hardware	1.3%
Highways & Railtracks	1.2%
Apparel Retail	1.1%
Heavy Electrical Equipment	1.1%
Air Freight & Logistics	1.0%
Integrated Telecommunication Services	1.0%
Oil & Gas Drilling	1.0%
Health Care Distributors	1.0%
Oil & Gas Equipment & Services	1.0%
Other Industries (each less than 1%)	11.2%

91.3%

Percentages are based upon net assets.

ICON International Equity Fund
Sector Composition
March 31, 2009
(unaudited)

Materials	13.8%
Leisure & Consumer Staples	13.7%
Industrial	12.2%
Energy	12.0%
Financial	11.0%
Telecommunications & Utilities	7.7%
Consumer Discretionary	7.6%
Information Technology	7.5%
Health Care	5.8%

91.3%

Percentages are based upon net assets.

Schedule of Investments 17

Statements of Assets and Liabilities
March 31, 2009 (unaudited)

	ICON	ICON	ICON
	Asia-Pacific	Europe	International
	Region Fund	Fund	Equity Fund

Assets
Investments, at cost	$52,830,495	$48,900,610	$102,663,799

Investments, at value†	46,485,598	39,114,282	92,262,507
Foreign currency, at value (cost $431,316, $0 and $109,399)	434,635	-	111,570
Unrealized appreciation on forward foreign currency exchange contracts	1,056,354	-	503,026
Receivables:
Fund shares sold	60,146	43,600	97,491
Investments sold	374,383	689,126	3,487,381
Interest	9,309	7,940	14,095
Dividends	156,400	78,313	198,515
Expense reimbursements by Adviser	6,493	6,347	12,794
Foreign tax reclaims	303	53,032	143,788
Other assets	58,753	58,862	75,839

Total Assets	48,642,374	40,051,502	96,907,006

Liabilities
Payables:
Due to custodian bank	1,679,320	-	-
Interest	1,401	147	-
Investments bought	-	-	240,704
Payable for collateral received on securities loaned	4,311,619	3,724,230	9,607,061
Fund shares redeemed	99,634	143,210	369,879
Advisory fees	34,454	30,627	71,970
Accrued distribution fees	90	39	16,485
Fund accounting fees	15,965	17,241	20,539
Transfer agent fees	14,680	12,549	21,015
Administration fees	1,604	1,262	3,089
Trustee fees	4,984	4,408	10,538
Accrued expenses	8,365	15,787	13,983
Unrealized depreciation on forward foreign currency contracts	534,195	-	254,379

Total Liabilities	6,706,311	3,949,500	10,629,642

Net Assets - all share classes	$41,936,063	$36,102,002	$86,277,364

Net Assets - Class S	$41,686,621	$35,962,534	$24,390,815

Net Assets - Class I	$7,164	$2,347	$29,685,644

Net Assets - Class C	$42,752	$12,858	$11,958,590

Net Assets - Class Z	$3,556	$2,363	$10,630,091

Net Assets - Class A	$195,970	$121,900	$3,429,906

Net Assets - Class Q	$-	$-	$6,182,318

Net Assets Consist of
Paid-in capital	$91,211,488	$107,110,565	$225,497,742
Accumulated undistributed net investment income/(loss)	(988,836)	130,901	(177,314)
Accumulated undistributed net realized gain/(loss) from investment and foreign currency transactions	(42,468,223)	(61,353,451)	(128,898,384)
Unrealized appreciation/(depreciation) on investments and other assets and liabilities denominated in foreign currency	(5,818,366)	(9,786,013)	(10,144,680)

Net Assets	$41,936,063	$36,102,002	$86,277,364

Shares outstanding (unlimited shares authorized, no par value)
Class S	6,219,932	4,400,587	3,399,599
Class I	1,066	287	4,242,063
Class C	6,408	1,582	1,794,458
Class Z	530	289	1,499,415
Class A	29,242	14,874	485,754
Class Q	-	-	873,498
Net asset value (offering and redemption price per share)
Class S	$6.70	$8.17	$7.17
Class I	$6.72	$8.18	$7.00
Class C	$6.67	$8.13	$6.66
Class Z	$6.71	$8.18	$7.09
Class A	$6.70	$8.20	$7.06
Class Q	$-	$-	$7.08
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$7.11	$8.70	$7.49

† Includes securities on loan of	$4,059,837	$3,659,127	$9,153,728

The accompanying notes are an integral part of the financial statements.

18 Financial Statements

Statements of Operations
For the period ended March 31, 2009 (unaudited)

	ICON	ICON	ICON
	Asia-Pacific	Europe	International
	Region Fund	Fund	Equity Fund

Investment Income
Interest	$256	$1,839	$6,056
Dividends	339,335	609,482	876,375
Income from securities lending, net	71,408	37,001	113,101
Foreign taxes withheld	(25,438)	(42,677)	(69,705)

Total Investment Income	385,561	605,645	925,827

Expenses
Advisory fees	236,320	266,603	549,288
Distribution fees:
Class I	9	12	68,214
Class C	145	62	71,736
Class A	412	238	5,416
Fund accounting fees	19,735	20,559	31,185
Transfer agent fees	49,853	45,987	79,000
Custody fees	25,698	20,512	34,205
Administration fees	11,666	13,152	27,116
Registration fees	23,687	23,962	26,112
Insurance expense	5,747	5,635	11,460
Trustee fees and expenses	4,316	3,866	7,731
Interest expense	10,644	8,631	552
Other expenses	45,226	35,374	55,947

Total expenses before expense reimbursement and transfer agent earnings credit	433,458	444,593	967,962
Transfer agent earnings credit	(81)	(95)	(186)
Expense reimbursement by Adviser due to expense limitation agreement	(17,174)	(16,428)	(25,283)

Net Expenses	416,203	428,070	942,493

Net Investment Income/(Loss)	(30,642)	177,575	(16,666)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	(31,783,425)	(38,443,940)	(84,516,596)
Net realized gain/(loss) from foreign currency transactions	1,239,947	(215,640)	572,942
Change in unrealized net appreciation/(depreciation) on investments and foreign currency translations	11,009,422	8,590,521	28,024,540

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions	(19,534,056)	(30,069,059)	(55,919,114)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(19,564,698)	$(29,891,484)	$(55,935,780)

The accompanying notes are an integral part of the financial statements.

Financial Statements 19

Statements of Changes in Net Assets

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31, 2009	September 30,
	(unaudited)	2008
Operations
Net investment income/(loss)	$(30,642)	$1,016,624
Net realized gain/(loss) from investment transactions	(31,783,425)	(5,390,874)
Net realized gain/(loss) from foreign currency transactions	1,239,947	(468,780)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	11,009,422	(61,368,762)

Net increase/(decrease) in net assets resulting from operations	(19,564,698)	(66,211,792)

Dividends and Distributions to Shareholders
Net investment income
Class S	(766,237)	(1,159,659)
Class I	(87)	-
Class C	(282)	-
Class Z	(69)	-
Class A	(2,949)	(7,875)
Class Q	-	-
Net realized gains
Class S	-	(21,792,618)
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	-	(177,023)

Net decrease from dividends and distributions	(769,624)	(23,137,175)

Fund Share Transactions
Shares sold
Class S	7,312,742	53,849,697
Class I	-	14,400
Class C	31,210	65,721
Class Z	-	7,100
Class A	393,829	2,156,577
Class Q	-	-
Reinvested dividends and distributions
Class S	742,224	22,106,280
Class I	87	-
Class C	282	-
Class Z	69	-
Class A	2,549	156,269
Class Q	-	-
Shares repurchased
Class S	(15,684,064)	(123,177,916)
Class I	-	-
Class C	(13,014)	(18,434)
Class Z	-	-
Class A	(495,164)	(2,136,060)
Class Q	-	-

Net increase/(decrease) from fund share transactions	(7,709,250)	(46,976,366)

Total net increase/(decrease) in net assets	(28,043,572)	(136,325,333)
Net Assets
Beginning of period	69,979,635	206,304,968

End of period	$41,936,063	$69,979,635

The accompanying notes are an integral part of the financial statements.

20 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31, 2009	September 30,	March 31, 2009	September 30,
(unaudited)	2008	(unaudited)	2008

$177,575	$2,588,293	$(16,666)	$3,320,212
(38,443,940)	(19,985,274)	(84,516,596)	(42,436,248)
(215,640)	(315,187)	572,942	(927,844)

8,590,521	(39,200,115)	28,024,540	(77,067,637)

(29,891,484)	(56,912,283)	(55,935,780)	(117,111,517)

(1,818,493)	(1,423,883)	-	-
(317)	-	(1,476,602)	(1,286,755)
(313)	-	(116,245)	(4,422)
(91)	-	(426,650)	(312,185)
(4,370)	(2,786)	(82,280)	(62,758)
-	-	(204,736)	-

-	(18,793,180)	-	-
-	-	-	(19,127,601)
-	-	-	(3,423,110)
-	-	-	(3,637,063)
-	(67,852)	-	(931,990)

(1,823,584)	(20,287,701)	(2,306,513)	(28,785,884)

3,817,924	73,628,287	33,285,480	2,400,225
-	22,500	6,666,207	97,739,179
3,000	20,157	723,969	14,385,146
-	5,000	13,850,260	23,922,897
7,224	189,257	343,348	11,423,858
-	-	582,702	25,433,899

1,796,515	19,745,712	-	-
317	-	1,423,394	19,925,371
313	-	102,403	3,142,931
91	-	423,014	3,880,524
3,787	58,430	71,623	919,493
-	-	204,396	-

(22,392,930)	(71,225,916)	(7,892,592)	(241,380)
(8,753)	-	(52,622,047)	(77,547,995)
-	-	(3,601,480)	(6,372,588)
-	-	(11,270,954)	(36,410,408)
(135,405)	(252,653)	(1,644,135)	(6,748,398)
-	-	(2,517,932)	(7,583,868)

(16,907,917)	22,190,774	(21,872,344)	68,268,886

(48,622,985)	(55,009,210)	(80,114,637)	(77,628,515)

84,724,987	139,734,197	166,392,001	244,020,516

$36,102,002	$84,724,987	$86,277,364	$166,392,001

Financial Statements 21

Statements of Changes in Net Assets (continued)

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31, 2009	September 30,
	(unaudited)	2008
Transactions in Fund Shares
Shares sold
Class S	1,068,258	3,584,171
Class I	-	1,054
Class C	4,898	5,015
Class Z	-	520
Class A	57,904	138,278
Class Q	-	-
Reinvested dividends and distributions
Class S	105,388	1,502,859
Class I	12	-
Class C	40	-
Class Z	10	-
Class A	362	10,689
Class Q	-	-
Shares repurchased
Class S	(2,292,287)	(8,661,436)
Class I	-	-
Class C	(2,035)	(1,510)
Class Z	-	-
Class A	(72,968)	(156,998)
Class Q	-	-

Net increase/(decrease)	(1,130,418)	(3,577,358)
Shares outstanding, beginning of period	7,387,596	10,964,954

Shares outstanding, end of period	6,257,178	7,387,596

Accumulated undistributed net investment income/(loss)	$(988,836)	$(188,570)

The accompanying notes are an integral part of the financial statements.

22 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31, 2009	September 30,	March 31, 2009	September 30,
(unaudited)	2008	(unaudited)	2008

401,940	3,521,445	4,378,755	156,261
-	1,224	858,573	5,932,009
347	1,202	98,833	910,029
-	279	1,877,191	1,499,033
787	9,019	45,949	673,802
-	-	80,022	1,645,599

191,242	984,824	-	-
34	-	191,841	1,204,832
33	-	14,484	200,187
10	-	56,477	231,812
402	2,920	9,552	55,159
-	-	27,289	-

(2,566,502)	(3,918,107)	(1,118,881)	(16,536)
(971)	-	(7,077,914)	(5,346,734)
-	-	(515,501)	(446,685)
-	-	(1,683,016)	(2,332,032)
(14,463)	(11,624)	(218,954)	(412,986)
-	-	(345,099)	(534,313)

(1,987,141)	591,182	(3,320,399)	3,419,437
6,404,760	5,813,578	15,615,186	12,195,749

4,417,619	6,404,760	12,294,787	15,615,186

$130,901	$1,776,910	$(177,314)	$2,145,865

Financial Statements 23

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Asia – Pacific Region Fund
Class S
Period Ended March 31, 2009 (unaudited)	$9.47	$- (d)	$(2.66)	$(2.66)	$(0.11)	$-
Year Ended September 30, 2008	18.82	0.10	(6.99)	(6.89)	(0.12)	(2.34)
Year Ended September 30, 2007	13.19	0.15	5.51	5.66	(0.03)	-
Year Ended September 30, 2006	11.25	0.02	1.93	1.95	(0.01)	-
Year Ended September 30, 2005	8.17	0.03	3.08	3.11	(0.03)	-
Year Ended September 30, 2004	7.62	0.02	0.55	0.57	(0.02)	-
Class I
Period Ended March 31, 2009 (unaudited)	9.45	(0.01)	(2.64)	(2.65)	(0.08)	-
January 25, 2008 (inception) to September 30, 2008	13.73	0.10	(4.38)	(4.28)	-	-
Class C
Period Ended March 31, 2009 (unaudited)	9.41	(0.03)	(2.64)	(2.67)	(0.07)	-
January 25, 2008 (inception) to September 30, 2008	13.73	0.05	(4.37)	(4.32)	-	-
Class Z
Period Ended March 31, 2009 (unaudited)	9.48	0.01	(2.65)	(2.64)	(0.13)	-
January 25, 2008 (inception) to September 30, 2008	13.73	0.15	(4.40)	(4.25)	-	-
Class A
Period Ended March 31, 2009 (unaudited)	9.38	(0.01)	(2.62)	(2.63)	(0.05)	-
Year Ended September 30, 2008	18.72	0.03	(6.93)	(6.90)	(0.10)	(2.34)
Year Ended September 30, 2007	13.18	0.27	5.30	5.57	(0.03)	-
May 31, 2006 (inception) to September 30, 2006	13.54	0.04	(0.40)	(0.36)	-	-

ICON Europe Fund
Class S
Period Ended March 31, 2009 (unaudited)	13.23	0.03	(4.78)	(4.75)	(0.31)	-
Year Ended September 30, 2008	24.04	0.36	(8.21)	(7.85)	(0.21)	(2.75)
Year Ended September 30, 2007	18.82	0.21	5.33	5.54	(0.05)	(0.27)
Year Ended September 30, 2006	15.68	0.20	3.80	4.00	-	(0.86)
Year Ended September 30, 2005	12.03	0.07	3.58	3.65	-	-
Year Ended September 30, 2004	9.84	(0.04)	2.23	2.19	-	-
Class I
Period Ended March 31, 2009 (unaudited)	13.18	0.01	(4.75)	(4.74)	(0.26)	-
January 25, 2008 (inception) to September 30, 2008	17.91	0.33	(5.06)	(4.73)	-	-
Class C
Period Ended March 31, 2009 (unaudited)	13.12	(0.01)	(4.74)	(4.75)	(0.24)	-
January 25, 2008 (inception) to September 30, 2008	17.91	0.07	(4.86)	(4.79)	-	-
Class Z
Period Ended March 31, 2009 (unaudited)	13.24	0.05	(4.79)	(4.74)	(0.32)	-
January 25, 2008 (inception) to September 30, 2008	17.91	0.36	(5.03)	(4.67)	-	-
Class A
Period Ended March 31, 2009 (unaudited)	13.14	0.02	(4.75)	(4.73)	(0.21)	-
Year Ended September 30, 2008	23.91	0.26	(8.17)	(7.91)	(0.11)	(2.75)
Year Ended September 30, 2007	18.79	0.15	5.28	5.43	(0.04)	(0.27)
May 31, 2006 (inception) to September 30, 2006	18.40	(0.02)	0.41	0.39	-	-

The accompanying notes are an integral part of the financial statements.

24 Financial Highlights

				Ratio of expenses to average net assets(b)			Ratio of net investment income/(loss) to average net assets(b)
				Before	After		Before	After
				expense	expense		expense	expense
				limitation/	limitation/		limitation/	limitation/
			Net	recoupment	recoupment		recoupment	recoupment
	Net		assets,	and	and		and	and
distributions	asset		end of	transfer	transfer		transfer	transfer
Total	value,		period	agent	agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings		earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit	credit		credit	credit	rate(c)

$(0.11)	$6.70	(28.10)%	$41,687	1.76%	1.76%		(0.15)%	(0.15)%	104.80%
(2.46)	9.47	(41.26)%	69,519	1.42%	1.42%		0.70%	0.70%	168.42%
(0.03)	18.82	43.03%	205,332	1.38%	1.38%		0.96%	0.97%	130.84%
(0.01)	13.19	17.36%	147,444	1.44%	1.44%		0.12%	0.12%	159.51%
(0.03)	11.25	38.12%	48,721	1.93%	N/A		0.30%	N/A	185.84%
(0.02)	8.17	7.51%	17,047	1.91%	N/A		0.20%	N/A	58.62%

(0.08)	6.72	(28.05)%	7	110.67%	1.86	%(e)	(108.99)%	(0.18)%	104.80%
-	9.45	(31.17)%	10	51.45%	1.91	%(e)	(48.29)%	1.25%	168.42%

(0.07)	6.67	(28.43)%	43	30.65%	2.60	%(e)	(28.84)%	(0.79)%	104.80%
-	9.41	(31.46)%	33	23.58%	2.64	%(e)	(20.28)%	0.66%	168.42%

(0.13)	6.71	(27.89)%	4	49.20%	1.31	%(e)	(47.54)%	0.35%	104.80%
-	9.48	(30.95)%	5	77.18%	1.37	%(e)	(74.04)%	1.77%	168.42%

(0.05)	6.70	(28.08)%	196	6.87%	1.85	%(e)	(5.27)%	(0.25)%	104.80%
(2.44)	9.38	(41.53)%	412	2.94%	1.88	%(e)	(0.82)%	0.24%	168.42%
(0.03)	18.72	42.38%	973	3.26%	1.85	%(e)	0.24%	1.65%	130.84%
-	13.18	(2.66)%	24	25.78%	1.81	%(e)	(23.09)%	0.88%	159.51%

(0.31)	8.17	(36.22)%	35,963	1.61%	1.61%		0.64%	0.64%	65.71%
(2.96)	13.23	(36.83)%	84,320	1.35%	1.35%		1.89%	1.89%	181.83%
(0.32)	24.04	29.69%	139,069	1.35%	1.35%		0.97%	0.97%	133.36%
(0.86)	18.82	27.09%	105,409	1.51%	1.51%		1.13%	1.13%	100.62%
-	15.68	30.34%	23,243	1.85%	N/A		0.51%	N/A	153.55%
-	12.03	22.26%	7,826	2.24%	N/A		(0.38)%	N/A	78.57%

(0.26)	8.18	(36.23)%	2	89.18%	1.83	%(e)	(87.18)%	0.17%	65.71%
-	13.18	(26.41)%	16	26.07%	1.83	%(e)	(21.42)%	2.82%	181.83%

(0.24)	8.13	(36.46)%	13	66.46%	2.59	%(e)	(64.06)%	(0.19)%	65.71%
-	13.12	(26.74)%	16	51.24%	2.58	%(e)	(48.03)%	0.63%	181.83%

(0.32)	8.18	(36.08)%	2	69.46%	1.25	%(e)	(67.15)%	1.06%	65.71%
-	13.24	(26.07)%	4	92.86%	1.32	%(e)	(88.52)%	3.02%	181.83%

(0.21)	8.20	(36.22)%	122	9.85%	1.84	%(e)	(7.60)%	0.41%	65.71%
(2.86)	13.14	(37.17)%	370	4.36%	1.83	%(e)	(1.18)%	1.35%	181.83%
(0.31)	23.91	29.14%	666	2.43%	1.84	%(e)	0.09%	0.69%	133.36%
-	18.79	2.12%	30	33.40%	1.84	%(e)	(31.86)%	(0.30)%	100.62%

Financial Highlights 25

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON International Equity Fund
Class S
Period Ended March 31, 2009 (unaudited)	$10.84	$0.01	$(3.68)	$(3.67)	$-	$-
January 25, 2008 (inception) to September 30, 2008	15.25	0.20	(4.61)	(4.41)	-	-
Class I
Period Ended March 31, 2009 (unaudited)	10.71	- (d)	(3.55)	(3.55)	(0.16)	-
Year Ended September 30, 2008	20.09	0.22	(7.48)	(7.26)	(0.13)	(1.99)
Year Ended September 30, 2007	14.94	0.18	5.63	5.81	- (d)	(0.66)
Year Ended September 30, 2006	12.91	0.09	2.57	2.66	(0.01)	(0.62)
Year Ended September 30, 2005	10.59	0.04	3.25	3.29	-	(0.97)
February 6, 2004 (inception) to September 30, 2004	10.96	0.04	(0.41)	(0.37)	-	-
Class C
Period Ended March 31, 2009 (unaudited)	10.10	(0.03)	(3.35)	(3.38)	(0.06)	-
Year Ended September 30, 2008	19.09	0.07	(7.07)	(7.00)	- (d)	(1.99)
Year Ended September 30, 2007	14.36	- (d)	5.39	5.39	-	(0.66)
Year Ended September 30, 2006	12.53	(0.03)	2.48	2.45	-	(0.62)
Year Ended September 30, 2005	10.55	(0.14)	3.09	2.95	-	(0.97)
February 19, 2004 (inception) to September 30, 2004	11.29	(0.02)	(0.72)	(0.74)	-	-
Class Z
Period Ended March 31, 2009 (unaudited)	10.87	0.01	(3.59)	(3.58)	(0.20)	-
Year Ended September 30, 2008	20.34	0.22	(7.53)	(7.31)	(0.17)	(1.99)
Year Ended September 30, 2007	15.07	0.20	5.73	5.93	-	(0.66)
Year Ended September 30, 2006	13.00	0.09	2.63	2.72	(0.03)	(0.62)
Year Ended September 30, 2005	10.60	0.06	3.31	3.37	-	(0.97)
Year Ended September 30, 2004	8.41	0.01	2.24	2.25	(0.06)	-
Class A
Period Ended March 31, 2009 (unaudited)	10.78	- (d)	(3.58)	(3.58)	(0.14)	-
Year Ended September 30, 2008	20.24	0.18	(7.52)	(7.34)	(0.13)	(1.99)
Year Ended September 30, 2007	15.06	0.17	5.67	5.84	-	(0.66)
May 31, 2006 (inception) to September 30, 2006	15.17	0.03	(0.14)	(0.11)	-	-
Class Q
Period Ended March 31, 2009 (unaudited)	10.86	0.01	(3.59)	(3.58)	(0.20)	-
January 28, 2008 (inception) to September 30, 2008	15.44	0.23	(4.81)	(4.58)	-	-

(x)	Calculated using the average share method.
(a)	The total return calculation is for the period indicated and excludes any sales charges.
(b)	Annualized for periods less than a year.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized.
(d)	Amount less than $0.005.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.

The accompanying notes are an integral part of the financial statements.

26 Financial Highlights

				Ratio of expenses to average net assets(b)			Ratio of net investment income/(loss) to average net assets(b)
				Before	After		Before	After
				expense	expense		expense	expense
				limitation/	limitation/		limitation/	limitation/
			Net	recoupment	recoupment		recoupment	recoupment
	Net		assets,	and	and		and	and
distributions	asset		end of	transfer	transfer		transfer	transfer
Total	value,		period	agent	agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings		earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit	credit		credit	credit	rate(c)

$-	$7.17	(33.86)%	$24,391	1.37%	1.37	%(e)	0.41%	0.41%	101.02%
-	10.84	(28.92)%	1,515	1.62%	1.62	%(e)	2.08%	2.08%	188.73%

(0.16)	7.00	(33.25)%	29,686	1.74%	1.74	%(e)	(0.07)%	(0.07)%	101.02%
(2.12)	10.71	(39.85)%	110,029	1.55%	1.55	%(e)	1.39%	1.39%	188.73%
(0.66)	20.09	40.11%	170,383	1.54%	1.54	%(e)	1.02%	1.03%	132.30%
(0.63)	14.94	21.20%	76,454	1.71%	1.71	%(e)	0.59%	0.59%	129.31%
(0.97)	12.91	32.90%	15,376	2.02%	1.97%		0.27%	0.32%	139.23%
-	10.59	(3.38)%	3,211	2.32%	N/A		0.44%	N/A	117.74%

(0.06)	6.66	(33.53)%	11,959	2.69%	2.56	%(e)	(0.99)%	(0.86)%	101.02%
(1.99)	10.10	(40.38)%	22,194	2.44%	2.44	%(e)	0.47%	0.47%	188.73%
(0.66)	19.09	38.74%	29,274	2.57%	2.56	%(e)	(0.04)%	(0.03)%	132.30%
(0.62)	14.36	20.09%	13,899	2.76%	2.54	%(e)	(0.39)%	(0.18)%	129.31%
(0.97)	12.53	29.56%	1,622	4.52%	3.51%		(2.23)%	(1.22)%	139.23%
-	10.55	(6.55)%	183	3.06%	N/A		(0.16)%	N/A	117.74%

(0.20)	7.09	(33.01)%	10,630	1.39%	1.25	%(e)	0.22%	0.36%	101.02%
(2.16)	10.87	(39.66)%	13,580	1.27%	1.27	%(e)	1.31%	1.31%	188.73%
(0.66)	20.34	40.56%	37,619	1.26%	1.26	%(e)	1.16%	1.16%	132.30%
(0.65)	15.07	21.54%	28,295	1.41%	1.40	%(e)	0.60%	0.61%	129.31%
(0.97)	13.00	33.57%	15,466	1.68%	1.68%		0.51%	0.51%	139.23%
(0.06)	10.60	26.79%	9,303	1.98%	N/A		0.03%	N/A	117.74%

(0.14)	7.06	(33.26)%	3,430	2.11%	1.81	%(e)	(0.42)%	(0.12)%	101.02%
(2.12)	10.78	(39.95)%	7,001	1.73%	1.73	%(e)	1.17%	1.17%	188.73%
(0.66)	20.24	39.97%	6,744	1.70%	1.69	%(e)	0.98%	0.99%	132.30%
-	15.06	(0.73)%	88	19.13%	1.79	%(e)	(16.62)%	0.72%	129.31%

(0.20)	7.08	(33.11)%	6,182	1.44%	1.44	%(e)	0.27%	0.27%	101.02%
-	10.86	(29.66)%	12,072	1.31%	1.31	%(e)	2.36%	2.36%	188.73%

Financial Highlights 27

Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares, Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares, Class S, Class I, Class C, Class Z, Class A, and Class Q. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and transfer agent costs and that each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap

28 Notes to Financial Statements

investing, including limited product lines, less liquidity, and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board of Trustees (“Board”) to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board.

Notes to Financial Statements 29

Notes to Financial Statements (unaudited) (continued)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a framework for measuring fair value and expands disclosures about fair value measurements in the financial statements.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risks).

Level 3 - significant unobservable inputs.

30 Notes to Financial Statements

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2009.

	LEVEL 1		LEVEL 2		LEVEL 3
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Fund Name	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

ICON Asia-Pacific Region Fund	$5,331,192	$-	$41,154,406	$522,159	$-	$-
ICON Europe Fund	4,141,310	-	34,972,972	-	-	-
ICON International Equity Fund	22,059,151	-	70,203,356	248,647	-	-

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management intends to adopt SFAS 161 during the fiscal year ending September 30, 2009, as required.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds

Notes to Financial Statements 31

Notes to Financial Statements (unaudited) (continued)

in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2009.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statement of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. At March 31, 2009, the Funds had outstanding forward foreign currency contracts that are listed in the Schedules of Investments.

32 Notes to Financial Statements

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2009.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale

Notes to Financial Statements 33

Notes to Financial Statements (unaudited) (continued)

transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any options transactions during the period ended March 31, 2009.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Assets Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments. The lending fees received and the Funds’ portions of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

As of March 31, 2009, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Asia-Pacific Region Fund	$4,059,837	$4,311,619
ICON Europe Fund	3,659,127	3,724,230
ICON International Equity Fund	9,153,728	9,607,061

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2009.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise

34 Notes to Financial Statements

taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, and interim tax periods within, no examinations are in progress or anticipated at this time.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Notes to Financial Statements 35

Notes to Financial Statements (unaudited) (continued)

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as the investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class I	Class C	Class Z	Class A	Class Q

ICON Asia-Pacific Region Fund	-	1.80%	2.55%	1.25%	1.80%	N/A
ICON Europe Fund	-	1.80%	2.55%	1.25%	1.80%	N/A
ICON International Equity Fund	1.80%	1.80%	2.55%	1.25%	1.80%	1.55%

The expense limitations will continue in effect until at least January 31, 2019. To the extent ICON reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

36 Notes to Financial Statements

As of March 31, 2009 the following amounts were still available for recoupment by ICON based upon their potential expiration dates:

Fund	2010	2011	2012

ICON Asia-Pacific Region Fund	$1,505	$9,485	$31,829
ICON Europe Fund	1,200	10,356	30,755
ICON International Equity Fund	-	-	25,283

Accounting, Custody and Transfer Agent Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the fund accounting agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which results from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2009, the Funds received transfer agent earnings credits which are included on the Statements of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. During the period ended March 31, 2009, the Funds payment for administrative services to ICON is included in the Statement of Operations. The administrative services agreement provides that ICON will not be liable

Notes to Financial Statements 37

Notes to Financial Statements (unaudited) (continued)

for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with Citi pursuant to which Citi assists ICON with the administration and business affairs of the Trust. For its services, ICON pays Citi at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class I and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. The total amount paid under 12b-1 plans is shown on the Statement of Operations.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2009, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the distribution amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON. For the period ended March 31, 2009, the amount was $6,588.

4. Line of Credit

The Funds have entered into Lines of Credit agreements with BBH to provide temporary funding for redemption requests. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in each Fund subject to a maximum borrowing limit by the Trust of $150 million. Interest on domestic borrowings is charged at LIBOR plus 1.50%, which was

38 Notes to Financial Statements

2.00% at March 31, 2009. The average interest rate charged for the period ended March 31, 2009, was 4.96%.

Average Borrowing
Fund	(10/1/08 - 3/31/09)

ICON Asia-Pacific Region Fund**	$528,668
ICON Europe Fund	174,559
ICON International Equity Fund	7,803

**Fund had outstanding borrowings as of March 31, 2009.

Average borrowing is calculated using only the days there was a borrowing. It is not an annualized number.

5. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals.

During the year ended September 30, 2008, no capital loss carryforwards were utilized. For the year ended September 30, 2008, the ICON Asia-Pacific Region Fund, the ICON Europe Fund and the ICON International Equity Fund will elect to defer post October losses of $12,130,307, $23,014,349 and $45,547,724, respectively.

As of September 30, 2008, the components of accumulated earnings (deficit) on a tax basis was as follows:

		Undistributed		Accumulated	Unrealized
	Undistributed	Net Long-Term	Accumulated	capital and	Appreciation	Total Accumulated
Fund	Ordinary Income	Gains	Earnings	other losses	(Depreciation)	Earnings (Deficits)

ICON Asia-Pacific Region Fund	$66,908	$-	$66,908	$(12,130,307)	$(16,973,854)	$(29,037,253)
ICON Europe Fund	1,982,357	-	1,982,357	(23,014,349)	(18,435,256)	(39,467,248)
ICON International Equity Fund	2,390,401	-	2,390,401	(45,547,724)	(38,181,697)	(81,339,020)

Notes to Financial Statements 39

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2009, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Asia-Pacific Region Fund	$53,041,298	$3,314,305	$(9,870,005)	$(6,555,700)
ICON Europe Fund	50,070,495	638,928	(11,595,141)	(10,956,213)
ICON International Equity Fund	106,010,793	3,900,579	(17,648,865)	(13,748,286)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and options contracts) was as follows:

	Purchases of	Proceeds from Sales
Fund	Securities	of Securities

ICON Asia-Pacific Region Fund	$49,306,840	$54,359,186
ICON Europe Fund	35,855,143	56,362,195
ICON International Equity Fund	105,478,947	130,376,024

40 Notes to Financial Statements

Six Month Hypothetical Expense Example
March 31, 2009 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/08-3/31/09).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

Expense Example 41

Six Month Hypothetical Expense Example
March 31, 2009 (unaudited) (continued)

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/08	3/31/09	10/1/08-3/31/09*	10/1/08-3/31/09

ICON Asia-Pacific Region Fund
Class S Actual Expenses	$1,000.00	$719.00	$7.54	1.76%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.22	8.85
Class I
Actual Expenses	1,000.00	719.50	7.97	1.86%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.73	9.35
Class C
Actual Expenses	1,000.00	715.70	11.12	2.60%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.04	13.04
Class Z
Actual Expenses	1,000.00	721.10	5.62	1.31%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.47	6.59
Class A
Actual Expenses	1,000.00	719.20	7.93	1.85%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.78	9.30
ICON Europe Fund
Class S
Actual Expenses	1,000.00	637.80	6.57	1.61%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.97	8.10
Class I
Actual Expenses	1,000.00	637.70	7.47	1.83%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.88	9.20
Class C
Actual Expenses	1,000.00	635.40	10.56	2.59%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.09	12.99

42 Expense Example

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/08	3/31/09	10/1/08-3/31/09*	10/1/08-3/31/09

Class Z
Actual Expenses	$1,000.00	$639.20	$5.11	1.25%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.77	6.29
Class A
Actual Expenses	1,000.00	637.80	7.51	1.84%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.83	9.25
ICON International Equity Fund
Class S
Actual Expenses	1,000.00	661.40	5.67	1.37%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.17	6.89
Class I
Actual Expenses	1,000.00	667.50	7.23	1.74%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.32	8.75
Class C
Actual Expenses	1,000.00	664.70	10.62	2.56%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.24	12.84
Class Z
Actual Expenses	1,000.00	669.90	5.20	1.25%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.77	6.29
Class A
Actual Expenses	1,000.00	667.40	7.52	1.81%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.97	9.10
Class Q
Actual Expenses	1,000.00	668.90	5.99	1.44%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.82	7.24

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Expense Example 43

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconfunds.com on or about 15 days following each month end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor

44 Other Information

(This page intentionally left blank)

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2009 Semiannual Report
ICON Sector Funds
Investment Update
March 31, 2009
(Unaudited)

ICON Consumer Discretionary Fund
ICON Energy Fund
ICON Financial Fund
ICON Healthcare Fund
ICON Industrials Fund
ICON Information Technology Fund
ICON Leisure and Consumer Staples Fund
ICON Materials Fund
ICON Telecommunication & Utilities Fund

1-800-764-0442 ï www.iconfunds.com

SAR-SECT-09, M29752

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

About this Report (Unaudited)	2

Message from ICON Funds (Unaudited)	4

Schedules of Investments (Unaudited)
ICON Consumer Discretionary Fund	6
ICON Energy Fund	9
ICON Financial Fund	12
ICON Healthcare Fund	15
ICON Industrials Fund	18
ICON Information Technology Fund	21
ICON Leisure and Consumer Staples Fund	24
ICON Materials Fund	27
ICON Telecommunication & Utilities Fund	30

Financial Statements (Unaudited)	32

Financial Highlights (Unaudited)	42

Notes to Financial Statements (Unaudited)	48

Six-Month Hypothetical Expense Example (Unaudited)	61

Other Information (Unaudited)	63

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund results shown, unless otherwise indicated, are at net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s views, opinions and portfolio holdings as of March 31, 2009, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security, industry or sector. Each Fund’s holdings as of March 31, 2009 are included in each Fund’s Schedule of Investments.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

2 About This Report

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and investment team expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “intrinsic value,” “indicates,” “believes,” “considers,” “estimates,” variations of such words and similar expressions are intended to identify forward looking statements, which are not statements of historical fact. Forward looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates; the risks noted in this Report and other factors beyond the control of our investment team. Therefore, actual outcome may differ materially from what is expressed in such forward looking statements.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment, and the Technology sector has been among the most volatile in the market. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

About This Report 3

Message from ICON Funds (unaudited)

Dear Shareholder,

It may surprise you to learn that we at ICON hope to look back on the last six months as the final stage of an unusual, unforeseeable and unfortunate financial and economic setting. I would like to offer you ICON’s opinion relative to the underlying causes of the recent financial crisis, in addition to providing our outlook for what we anticipate will be a brighter future.

Back in 2005, the Federal Reserve (the “FED”) began tightening monetary policy in response to a strong economy and some upward pressure on commodity prices. The FED’s objective was to slow the economy and decrease inflationary elements. Consequently, the money supply, as measured by M1, was flat through 2005, 2006 and the first half of 2007. The initial impact of this constraint was felt, as usual, at the margins and would have jeopardized only the riskiest home or land acquisitions. Problems in the sub-prime mortgage market would not surface until mid-2007.

In response to the mortgage crisis, the Federal Reserve reversed monetary policy and began a series of dramatic easing in August 2007. Ordinarily, we believe this should have stimulated growth in the money supply and helped avert a recession. By early 2008, however, it was clear to the FED that the banking system was frozen, banks were not making loans and the money supply was not growing. The Federal Reserve and the Department of the Treasury made every effort and used a variety of strategies to clear a log-jammed financial system, but the damage was arguably done. In early 2008 the money supply had already been flat for over three years. We believe this stagnant M1 supply was choking the economy. Housing, mortgages and financial institutions were especially hard hit. In a somewhat ironic twist, the economy was rapidly deteriorating and directly impacting the very financial institutions the FED was trying to unlock in order to stabilize the economy. By the summer of 2008, one year after the FED’s initial monetary easing, M1 had started to grow again. If anybody was curious about what happens if you hold M1 flat for over three and a half years, we now have an answer: you will have a deep recession.

The collapse of various financial institutions, in our opinion, did not cause the recession. Rather, we think M1 being flat for three and a half years caused the recession. The financial system’s failures simply contributed to the inefficacies of the FED’s policies and were symptomatic of a larger problem. Federal Reserve Chairman Ben Bernanke stated the FED was surprised the system remained frozen and that standard easing did not work. We at ICON, along with countless other advisers, money managers,

4 Message From ICON Funds

investment professionals and investors were likewise surprised when the FED’s easing failed to break the logjam.

When analyzing the investing environment, I think it is important to sort out the political and philosophical debates from the economic and financial basics. The money supply has grown in the last nine months – a fact which suggests banks may be lending again. And, if banks are lending again, this in turn suggests to us that the FED’s continued efforts have paid off, that the FED has successfully broken the logjam that froze our financial system. Money growth is also a powerful stimulus to the economy, especially when combined with a fiscal stimulus package. Stock prices seem to be reacting and anticipating a recovery, as most indexes are beginning to rebound following their lows in early March.

We are not out of the woods yet. GDP is not growing and businesses and investors continue to struggle across the globe, Now that the FED’s policies, have broken the financial system’s logjam, however, we believe the right monetary and fiscal conditions are in place to promote a long-awaited recovery.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

Message From ICON Funds 5

ICON Consumer Discretionary Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (87.3%)
43,800	Abercrombie & Fitch Co. - Class A(b)	$1,042,440
10,500	Advance Auto Parts, Inc.	431,340
69,700	America’s Car-Mart, Inc.(a)	947,223
26,000	Bed Bath & Beyond, Inc.(a)(b)	643,500
19,200	Best Buy Co., Inc.(b)	728,832
25,800	BorgWarner, Inc.	523,740
7,500	Capella Education Co.(a)	397,500
25,000	Corinthian Colleges, Inc.(a)	486,250
8,500	DeVry, Inc.	409,530
18,800	Dollar Tree, Inc.(a)	837,540
81,500	Fred’s, Inc. - Class A	919,320
18,500	GameStop Corp. - Class A(a)	518,370
48,200	Garmin, Ltd.	1,022,322
55,400	Gentex Corp.	551,784
42,400	Group 1 Automotive, Inc.(b)	592,328
44,800	Guess?, Inc.	944,384
73,200	H&R Block, Inc.	1,331,508
32,100	Hibbett Sports, Inc.(a)	616,962
4,700	ITT Educational Services, Inc.(a)	570,674
23,300	J.C. Penney Co., Inc.(b)	467,631
67,100	Jos. A. Bank Clothiers, Inc.(a)(b)	1,866,051
49,100	KB Home(b)	647,138
17,300	Kohl’s Corp.(a)	732,136
106,900	Lowe’s Cos., Inc.	1,950,925
22,320	Nike, Inc. - Class B(b)	1,046,585
80,900	Nordstrom, Inc.(b)	1,355,075
25,200	O’Reilly Automotive, Inc.(a)(b)	882,252
23,500	Polo Ralph Lauren Corp.	992,875
18,100	Ross Stores, Inc.	649,428
9,000	Snap-on, Inc.	225,900
74,150	Staples, Inc.(b)	1,342,856
32,900	Steven Madden, Ltd.(a)	617,862
71,500	Target Corp.	2,458,885
68,600	The Dress Barn, Inc.(a)(b)	843,094
83,500	The Home Depot, Inc.(b)	1,967,260
52,000	The Ryland Group, Inc.	866,320
31,000	The Stanley Works	902,720
66,400	TJX Cos., Inc.(b)	1,702,496
27,200	V.F. Corp.	1,553,392
16,500	Walgreen Co.	428,340
13,000	Whirlpool Corp.	384,670
72,400	Williams-Sonoma, Inc.	729,792

Total Common Stocks (Cost $40,259,737)		38,129,230

6 Schedule of Investments

Shares or Principal Amount		Value

Short-Term Investments (16.4%)
$7,182,573	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	$7,182,573

Total Short-Term Investments (Cost $7,182,573)		7,182,573
Other Securities (23.8%)
10,408,779	Invesco Aim Liquid Assets Portfolio, 0.81%∧	10,408,779

Total Other Securities (Cost $10,408,779)		10,408,779
Total Investments 127.5% (Cost $57,851,089)		55,720,582
Liabilities Less Other Assets (27.5)%		(12,032,810)

Net Assets 100.0%		$43,687,772

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

Schedule of Investments 7

ICON Consumer
Discretionary Fund
Industry Composition
March 31, 2009
(unaudited)

Apparel Retail	16.1%
General Merchandise Stores	9.6%
Home Improvement Retail	9.0%
Automotive Retail	6.5%
Department Stores	5.9%
Apparel Accessories & Luxury Goods	5.8%
Specialty Stores	4.5%
Education Services	4.2%
Footwear	3.8%
Homebuilding	3.5%
Household Appliances	3.5%
Homefurnishing Retail	3.2%
Specialized Consumer Services	3.0%
Computer & Electronics Retail	2.9%
Auto Parts & Equipment	2.5%
Consumer Electronics	2.3%
Drug Retail	1.0%

87.3%

Percentages are based upon net assets.

ICON Consumer
Discretionary Fund
Sector Composition
March 31, 2009
(unaudited)

Consumer Discretionary	86.3%
Leisure & Consumer Staples	1.0%

87.3%

Percentages are based upon net assets.

8 Schedule of Investments

ICON Energy Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (94.5%)
270,500	Alliance Resource Partners LP(b)	$7,871,550
112,400	Apache Corp.	7,203,716
268,200	Arch Coal, Inc.	3,585,834
247,100	Atwood Oceanics, Inc.(a)	4,099,389
143,600	Baker Hughes, Inc.	4,099,780
31,800	BP Prudhoe Bay Royalty Trust(b)	2,070,498
180,600	Cameco Corp.(b)	3,100,902
243,200	Cameron International Corp.(a)	5,333,376
744,000	Chevron Corp.	50,026,560
240,900	CONSOL Energy, Inc.	6,080,316
53,800	Diamond Offshore Drilling, Inc.	3,381,868
161,900	Dril-Quip, Inc.(a)(b)	4,970,330
109,500	Energy Transfer Partners LP(b)	4,039,455
156,800	ENSCO International, Inc.	4,139,520
910,400	Exxon Mobil Corp.(b)	61,998,240
6,800	First Solar, Inc.(a)(b)	902,360
200,500	Foundation Coal Holdings, Inc.(b)	2,877,175
142,900	GulfMark Offshore, Inc.(a)	3,409,594
426,800	Halliburton Co.	6,602,596
110,100	Holly Corp.	2,334,120
301,100	Imperial Oil, Ltd.	10,848,633
132,600	LUKOIL - ADR	4,999,020
289,400	Marathon Oil Corp.	7,608,326
220,600	Massey Energy Co.	2,232,472
286,300	Murphy Oil Corp.	12,817,651
323,000	National Oilwell Varco, Inc.(a)	9,273,330
246,200	Newfield Exploration Co.(a)(b)	5,588,740
242,200	Noble Corp.	5,834,598
374,900	Occidental Petroleum Corp.	20,863,185
178,700	Oceaneering International, Inc.(a)	6,588,669
307,100	Peabody Energy Corp.	7,689,784
107,700	Petro-Canada - ADR	2,862,666
41,100	PetroChina Co., Ltd.– ADR(b)	3,275,670
157,000	Plains Exploration & Production Co.(a)(b)	2,705,110
247,100	Pride International, Inc.(a)(b)	4,442,858
226,100	Sasol – ADR	6,545,595
129,600	Southwestern Energy Co.(a)	3,847,824
309,300	StatoilHydro ASA – ADR	5,394,192
91,200	Sunoco, Inc.(b)	2,414,976
117,200	SunPower Corp. - Class A(a)(b)	2,787,016
256,900	Teekay Shipping Corp.(b)	3,655,687

Schedule of Investments 9

Shares or Principal Amount		Value

148,600	Tidewater, Inc.(b)	$5,517,518
281,400	Valero Energy Corp.	5,037,060
275,500	Walter Industries, Inc.(b)	6,300,685
107,000	XTO Energy, Inc.	3,276,340

Total Common Stocks (Cost $377,792,231)		340,534,784

Short-Term Investments (6.0%)
$21,493,989	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	$21,493,989

Total Short-Term Investments (Cost $21,493,989)		21,493,989

Other Securities (12.1%)
43,804,937	Invesco Aim Liquid Assets Portfolio, 0.81%∧	43,804,937

Total Other Securities (Cost $43,804,937)		43,804,937
Total Investments 112.6% (Cost $443,091,157)		405,833,710
Liabilities Less Other Assets (12.6)%		(45,375,889)

Net Assets 100.0%		$360,457,821

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

10 Schedule of Investments

ICON Energy Fund
Industry Composition
March 31, 2009
(unaudited)

Integrated Oil & Gas	52.0%
Oil & Gas Equipment & Services	12.6%
Coal & Consumable Fuels	11.0%
Oil & Gas Exploration & Production	7.0%
Oil & Gas Drilling	6.0%
Oil & Gas Refining & Marketing	2.7%
Oil & Gas Storage & Transportation	2.1%
Electrical Components & Equipment	1.1%

94.5%

Percentages are based upon net assets.

ICON Energy Fund
Sector Composition
March 31, 2009
(unaudited)

Energy	93.4%
Industrial	1.1%

94.5%

Percentages are based upon net assets.

Schedule of Investments 11

ICON Financial Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (95.0%)
8,900	ACE, Ltd.	$359,560
40,200	Allianz SE - ADR	336,072
15,100	American Financial Group, Inc.	242,355
59,600	Annaly Capital Management, Inc. - REIT	826,652
52,000	Anworth Mortgage Asset Corp. - REIT	318,760
6,700	Automatic Data Processing, Inc.	235,572
10,600	Banco de Chile - ADR	377,678
57,800	Bank of New York Mellon Corp.	1,632,850
5	Berkshire Hathaway, Inc. - Class A(a)	433,500
4,300	CME Group, Inc.	1,059,477
27,400	Comerica, Inc.	501,694
56,000	Delphi Financial Group, Inc. - Class A	753,760
9,200	Deutsche Bank AG - ADR	373,980
45,000	Duke Realty Corp. - REIT	247,500
28,500	EZCORP, Inc. - Class A(a)	329,745
25,100	Federated Investors, Inc.	558,726
29,800	First Cash Financial Services, Inc.(a)	444,616
15,800	Fiserv, Inc.(a)	576,068
17,000	HCC Insurance Holdings, Inc.	428,230
23,700	Hospitality Properties Trust	284,400
11,100	InterContinental Exchange, Inc.(a)	826,617
19,600	Investment Technology Group, Inc.(a)	500,192
49,500	Jabil Circuit, Inc.	275,220
111,300	JPMorgan Chase & Co.	2,958,354
36,900	KeyCorp	290,403
7,800	Lender Processing Services, Inc.	238,758
14,400	Loews Corp.	318,240
18,500	Mack-Cali Realty Corp. - REIT	366,485
14,800	MetLife, Inc.	336,996
286,500	MF Global, Ltd.(a)	1,211,895
125,300	MFA Financial, Inc.	736,764
113,900	Morgan Stanley	2,593,503
16,700	Northern Trust Corp.	998,994
13,100	PartnerRe, Ltd.	813,117
12,100	Prosperity Bancshares, Inc.	330,935
19,400	RenaissanceRe Holdings, Ltd.	959,136
12,000	State Street Corp.	369,360
31,400	The Goldman Sachs Group, Inc.	3,329,028
62,100	Tower Group, Inc.	1,529,523
47,400	Travelers Cos., Inc.	1,926,336
35,100	UBS AG(a)	330,993
20,100	Unum Group	251,250
4,200	Visa, Inc. - Class A	233,520
25,600	W. R. Berkley Corp.	577,280
36,000	Washington Federal, Inc.	478,440
25,800	World Acceptance Corp.(a)	441,180

Total Common Stocks (Cost $33,413,276)		33,543,714

Exchange Traded Funds (1.9%)
48,400	SPDR KBW Bank	670,824

Total Exchange Traded Funds (Cost $715,980)		670,824

12 Schedule of Investments

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Put Options Purchased (0.0% )
Financial Select Sector SPDR, Expiration April 2009, Exercise price $6.00	1,350	$9,450

Total Put Options Purchased (Cost $117,031)		9,450

Shares or Principal Amount		Value

Short-Term Investments (3.4%)
$1,187,466	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	$1,187,466

Total Short-Term Investments (Cost $1,187,466)		1,187,466
Total Investments 100.3% (Cost $35,433,753)		35,411,454
Liabilities Less Other Assets (0.3)%		(91,262)

Net Assets 100.0%		$35,320,192

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

*	All options have 100 shares per contract.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments 13

ICON Financial Fund
Industry Composition
March 31, 2009
(unaudited)

Investment Banking & Brokerage	21.6%
Property & Casualty Insurance	13.6%
Asset Management & Custody Banks	10.1%
Other Diversified Financial Services	8.4%
Specialized Finance	5.3%
Mortgage REITs	5.3%
Reinsurance	5.0%
Life & Health Insurance	3.8%
Multi-Line Insurance	3.8%
Data Processing & Outsourced Services	3.7%
Consumer Finance	3.5%
Diversified Banks	2.5%
Diversified Capital Markets	2.0%
Regional Banks	1.7%
Office REITs	1.7%
Thrifts & Mortgage Finance	1.4%
Other Industries (each less than 1%)	1.6%

95.0%

Percentages are based upon common stock investments excluding exchange traded funds as a percentage of net assets.

ICON Financial Fund
Sector Composition
March 31, 2009
(unaudited)

Financial	90.5%
Information Technology	4.5%

95.0%

Percentages are based upon common stock investments excluding exchange traded funds as a percentage of net assets.

14 Schedule of Investments

ICON Healthcare Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (95.7%)
100,500	Abbott Laboratories	$4,793,850
51,300	Aetna, Inc.	1,248,129
67,300	Allergan, Inc.(b)	3,214,248
25,434	Amedisys, Inc.(a)(b)	699,181
74,000	Amerisource-Bergen Corp.(b)	2,416,840
87,300	Amgen, Inc.(a)	4,323,096
25,300	Baxter International, Inc.	1,295,866
25,600	Bayer AG - ADR	1,223,936
25,000	Becton, Dickinson & Co.	1,681,000
23,700	Biogen Idec, Inc.(a)	1,242,354
275,900	Bristol-Myers Squibb Co.	6,047,728
30,000	C.R. Bard, Inc.(b)	2,391,600
36,600	Cardinal Health, Inc.	1,152,168
40,000	Cephalon, Inc.(a)(b)	2,724,000
96,500	CIGNA Corp.	1,697,435
114,500	Community Health Systems, Inc.(a)	1,756,430
162,500	Eli Lilly and Co.	5,429,125
98,300	Endo Pharmaceuticals Holdings, Inc.(a)(b)	1,737,944
45,000	Express Scripts, Inc.(a)	2,077,650
19,700	Genzyme Corp.(a)(b)	1,169,983
676,000	Health Management Associates, Inc. Class A(a)(b)	1,744,080
98,200	Health Net, Inc.(a)	1,421,936
33,800	Henry Schein, Inc.(a)(b)	1,352,338
133,500	IMS Health, Inc.(b)	1,664,745
150,400	Johnson & Johnson, Inc.	7,911,040
109,400	Kindred Healthcare, Inc.(a)	1,635,530
45,000	Laboratory Corp. of America Holdings(a)(b)	2,632,050
50,000	McKesson Corp.	1,752,000
85,000	Medco Health Solutions, Inc.(a)(b)	3,513,900
45,400	Medtronic, Inc.	1,337,938
298,500	Merck & Co., Inc.	7,984,875
118,600	Mylan Laboratories, Inc.(a)(b)	1,590,426
81,500	Orthofix International N.V.(a)	1,509,380
174,100	Par Pharmaceutical Cos., Inc.(a)	1,648,727
697,300	Pfizer, Inc.	9,497,226
45,000	Pharmaceutical Product Development, Inc.	1,067,400
77,900	PSS World Medical, Inc.(a)(b)	1,117,865

Schedule of Investments 15

Shares or Principal Amount		Value

90,300	Sanofi-Aventis - ADR(b)	$2,522,079
41,500	Sepracor, Inc.(a)(b)	608,390
45,000	St. Jude Medical, Inc.(a)	1,634,850
47,000	Synovis Life Technologies, Inc.(a)	650,480
116,800	UnitedHealth Group, Inc.	2,444,624
40,000	VCA Antech, Inc.(a)(b)	902,000
133,000	Watson Pharmaceutical, Inc.(a)(b)	4,137,630
59,300	WellPoint, Inc.(a)	2,251,621

Total Common Stocks (Cost $129,339,707)		112,855,693
Short-Term Investments (4.3%)
$5,058,330	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	5,058,330

Total Short-Term Investments (Cost $5,058,330)		5,058,330
Other Securities (21.6%)
25,512,070	Invesco Aim Liquid Assets Portfolio, 0.81%∧	25,512,070

Total Other Securities (Cost $25,512,070)		25,512,070
Total Investments 121.6% (Cost $159,910,107)		143,426,093
Liabilities Less Other Assets (21.6)%		(25,523,363)

Net Assets 100.0%		$117,902,730

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

16 Schedule of Investments

ICON Healthcare Fund
Industry Composition
March 31, 2009
(unaudited)

Pharmaceuticals	49.4%
Health Care Equipment	8.9%
Biotechnology	8.1%
Managed Health Care	7.7%
Health Care Services	7.6%
Health Care Distributors	6.5%
Health Care Facilities	5.2%
Health Care Technology	1.4%
Life Sciences Tools & Services	0.9%

95.7%

Percentages are based upon net assets.

ICON Healthcare Fund
Sector Composition
March 31, 2009
(unaudited)

Health Care	95.7%

95.7%

Percentages are based upon net assets.

Schedule of Investments 17

ICON Industrials Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (96.3%)
30,000	3M Co.(b)	$1,491,600
25,000	Acuity Brands, Inc.(b)	563,500
30,000	AMETEK, Inc.	938,100
40,000	Apogee Enterprises, Inc.	439,200
70,000	BE Aerospace, Inc.(a)	606,900
21,000	Burlington Northern Santa Fe Corp.	1,263,150
25,000	Caterpillar, Inc.(b)	699,000
17,000	Con-way, Inc.	304,810
50,000	Continental Airlines, Inc. - Class B(a)(b)	440,500
20,000	Cooper Industries, Ltd. - Class A(b)	517,200
15,000	Crane Co.	253,200
20,000	CSX Corp.	517,000
25,000	Cummins, Inc.	636,250
15,000	Danaher Corp.(b)	813,300
100,000	Delta Air Lines, Inc.(a)(b)	563,000
30,000	Dover Corp.	791,400
25,000	FedEx Corp.(b)	1,112,250
5,000	First Solar, Inc.(a)(b)	663,500
6,000	Fluor Corp.	207,300
60,500	Foster Wheeler AG(a)	1,056,935
15,000	GATX Corp.	303,450
100,000	Genco Shipping & Trading, Ltd.(b)	1,234,000
25,000	General Cable Corp.(a)	495,500
15,000	General Dynamics Corp.	623,850
300,000	General Electric Co.(b)	3,033,000
62,800	Honeywell International, Inc.	1,749,608
25,000	Illinois Tool Works, Inc.(b)	771,250
35,000	Jacobs Engineering Group, Inc.(a)	1,353,100
16,800	Kennametal, Inc.	272,328
50,000	Kirby Corp.(a)	1,332,000
12,000	L-3 Communications Holdings, Inc.	813,600
27,700	Lennox International, Inc.(b)	732,942
40,000	Lockheed Martin Corp.(b)	2,761,200
25,000	Middleby Corp.(a)	810,750
425,000	Navios Maritime Holdings, Inc.	977,500
25,000	Norfolk Southern Corp.	843,750
27,000	Northrop Grumman Corp.(b)	1,178,280
36,600	Oshkosh Truck Corp.(b)	246,684
10,000	Parker Hannifin Corp.	339,800
40,000	Perini Corp.(a)(b)	492,000
30,000	Pitney Bowes, Inc.(b)	700,500
10,000	Precision Castparts Corp.(b)	599,000
35,000	Raytheon Co.	1,362,900

18 Schedule of Investments

Shares or Principal Amount		Value

25,000	Regal-Beloit Corp.	$766,000
25,000	Rockwell Collins, Inc.	816,000
18,200	Ryder System, Inc.	515,242
30,000	Saia, Inc.(a)	358,500
100,000	Seaspan Corp.	822,000
10,000	Siemens AG - ADR	569,700
40,000	SkyWest, Inc.	497,600
20,000	SunPower Corp. - Class A(a)(b)	475,600
21,800	Sykes Enterprises, Inc.(a)	362,534
35,000	The Boeing Co.	1,245,300
25,000	The Toro Co.(b)	604,500
25,000	Triumph Group, Inc.	955,000
35,900	Union Pacific Corp.	1,475,849
25,000	United Parcel Service, Inc. - Class B(b)	1,230,500
90,000	United Technologies Corp.	3,868,200
18,000	W.W. Grainger, Inc.	1,263,240
30,000	Waste Management, Inc.	768,000

Total Common Stocks (Cost $77,198,452)		53,498,852

Short-Term Investments (4.6%)
$2,550,925	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	2,550,925

Total Short-Term Investments (Cost $2,550,925)		2,550,925
Other Securities (31.5%)
17,505,053	Invesco Aim Liquid Assets Portfolio, 0.81%∧	17,505,053

Total Other Securities (Cost $17,505,053)		17,505,053
Total Investments 132.4% (Cost $97,254,430)		73,554,830
Liabilities Less Other Assets (32.4)%		(17,996,873)

Net Assets 100.0%		$55,557,957

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

Schedule of Investments 19

ICON Industrials Fund
Industry Composition
March 31, 2009
(unaudited)

Aerospace & Defense	29.8%
Industrial Conglomerates	9.2%
Electrical Components & Equipment	8.0%
Marine	7.9%
Railroads	7.4%
Industrial Machinery	7.4%
Construction & Engineering	5.6%
Air Freight & Logistics	4.2%
Construction & Farm Machinery & Heavy Trucks	3.9%
Trading Companies & Distributors	2.8%
Airlines	2.7%
Trucking	2.0%
Building Products	2.1%
Office Services & Supplies	1.9%
Environmental & Facilities Services	1.4%

96.3%

Percentages are based upon net assets.

ICON Industrials Fund
Sector Composition
March 31, 2009
(unaudited)

Industrial	96.3%

96.3%

Percentages are based upon net assets.

20 Schedule of Investments

ICON Information Technology Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.5%)
112,000	Accenture, Ltd. - Class A(b)	$3,078,880
63,100	Altera Corp.(b)	1,107,405
46,200	Apple Computer, Inc.(a)	4,856,544
48,600	Arrow Electronics, Inc.(a)	926,316
41,600	Automatic Data Processing, Inc.	1,462,656
49,000	Avnet, Inc.(a)	857,990
164,100	Brightpoint, Inc.(a)(b)	702,348
74,700	CACI International, Inc. - Class A(a)(b)	2,725,803
247,000	Cisco Systems, Inc.(a)(b)	4,142,190
20,500	Computer Sciences Corp.(a)	755,220
112,600	CSG Systems International, Inc.(a)	1,607,928
41,700	Fidelity National Information Services, Inc.	758,940
100,300	Fiserv, Inc.(a)(b)	3,656,938
224,400	Flextronics International, Ltd.(a)	648,516
6,900	Google, Inc. - Class A(a)	2,401,614
74,400	Harris Corp.	2,153,136
110,000	Hewlett-Packard Co.	3,526,600
85,700	Hutchinson Technology, Inc.(a)(b)	222,820
46,100	Ingram Micro, Inc.(a)	582,704
329,300	Intel Corp.(b)	4,955,965
78,400	International Business Machines Corp.(b)	7,596,176
45,500	j2 Global Communications, Inc.(a)	995,995
23,500	KLA-Tencor Corp.(b)	470,000
61,800	Logitech International S.A.(a)(b)	635,304
5,100	Mastercard, Inc. - Class A(b)	854,148
408,700	Microsoft Corp.(b)	7,507,819
39,600	Multi-Fineline Electronix, Inc.(a)	666,864
108,600	NETGEAR, Inc.(a)	1,308,630
186,500	Oracle Corp.(a)	3,370,055
40,400	SAP AG - ADR(b)	1,425,716
36,600	ScanSource, Inc.(a)	680,028
33,000	Sohu.com, Inc.(a)(b)	1,363,230
41,200	SYNNEX Corp.(a)(b)	810,404
171,700	Teradyne, Inc.(a)	752,046
32,800	VeriSign, Inc.(a)(b)	618,936
25,300	Visa, Inc. - Class A(b)	1,406,680

Total Common Stocks (Cost $85,999,213)		71,592,544

Short-Term Investments (0.6%)
$448,006	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	448,006

Total Short-Term Investments (Cost $448,006)		448,006

Schedule of Investments 21

Shares or Principal Amount		Value

Other Securities (29.9%)
21,476,757	Invesco Aim Liquid Assets Portfolio, 0.81%∧	$21,476,757

Total Other Securities (Cost $21,476,757)		21,476,757
Total Investments 130.0% (Cost $107,923,976)		93,517,307
Liabilities Less Other Assets (30.0)%		(21,561,975)

Net Assets 100.0%		$71,955,332

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

22 Schedule of Investments

ICON Information Technology Fund
Industry Composition
March 31, 2009
(unaudited)

Computer Hardware	22.2%
Systems Software	15.1%
Data Processing & Outsourced Services	14.6%
Communications Equipment	10.6%
Semiconductors	8.4%
IT Consulting & Other Services	8.1%
Internet Software & Services	7.5%
Technology Distributors	6.3%
Application Software	2.0%
Electronic Manufacturing Services	1.8%
Semiconductor Equipment	1.7%
Computer Storage & Peripherals	1.2%

99.5%

Percentages are based upon net assets.

ICON Information Technology Fund
Sector Composition
March 31, 2009
(unaudited)

Information Technology	99.5%

99.5%

Percentages are based upon net assets.

Schedule of Investments 23

ICON Leisure and Consumer Staples Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (97.6%)
14,500	Altria Group, Inc.	$232,290
24,200	Archer Daniels Midland Co.(b)	672,276
25,100	Burger King Holdings, Inc.	576,045
42,500	Callaway Golf Co.(b)	305,150
18,100	Carnival Corp.	390,960
11,200	CEC Entertainment, Inc.(a)	289,856
57,600	Coca-Cola Enterprises, Inc.	759,744
92,600	Comcast Corp. - Class A(b)	1,263,064
7,300	Corn Products International, Inc.(b)	154,760
14,600	Cracker Barrel Old Country Store, Inc.	418,144
29,800	CVS Caremark Corp.	819,202
22,300	DISH Network Corp. - Class A(a)	247,753
8,900	Fomento Economico Mexicano S.A.B. de C.V. - ADR	224,369
10,800	Fresh Del Monte Produce, Inc.(a)(b)	177,336
9,900	Hormel Foods Corp.	313,929
22,500	International Game Technology(b)	207,450
15,200	Kraft Foods, Inc. - Class A	338,808
20,200	Life Time Fitness, Inc.(a)	253,712
2,800	Lorillard, Inc.	172,872
23,500	Marriott International, Inc. - Class A(b)	384,460
43,500	Mattel, Inc.	501,555
9,000	McCormick & Co., Inc.	266,130
90,700	News Corp. - Class A	600,434
23,600	PepsiAmericas, Inc.	407,100
16,500	PepsiCo, Inc.	849,420
31,200	Pool Corp.	418,080
28,100	Rentrak Corp.(a)	252,900
38,100	Royal Caribbean Cruises, Ltd.(b)	305,181
17,100	Safeway, Inc.(b)	345,249
20,200	Smithfield Foods, Inc.(a)(b)	191,092
21,800	Speedway Motorsports, Inc.(b)	257,676
20,800	Starbucks Corp.(a)	231,088
13,500	Sysco Corp.	307,800
35,000	Texas Roadhouse, Inc. - Class A(a)	333,550
50,600	The DIRECTV Group, Inc.(a)(b)	1,153,174
10,600	The McGraw-Hill Cos., Inc.	242,422
25,000	The Pepsi Bottling Group, Inc.	553,500
17,500	The Thomson Corp.(b)	444,150
67,470	The Walt Disney Co.	1,225,255
8,575	Time Warner Cable, Inc. - Class A	212,660
34,166	Time Warner, Inc.(b)	659,404
12,800	Unilever PLC - ADR	242,304

24 Schedule of Investments

Shares or Principal Amount		Value

14,400	Viacom, Inc. - Class B(a)	$250,272
10,300	Wal-Mart Stores, Inc.	536,630
27,800	Walgreen Co.	721,688
11,200	Wimm-Bill-Dann Foods OJSC - ADR(a)	356,272
56,500	Wyndham Worldwide Corp.	237,300

Total Common Stocks (Cost $25,646,739)		20,304,466

Short-Term Investments (2.5%)
$523,006	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	523,006

Total Short-Term Investments (Cost $523,006)		523,006
Other Securities (32.8%)
6,821,191	Invesco Aim Liquid Assets Portfolio, 0.81%∧	6,821,191

Total Other Securities (Cost $6,821,191)		6,821,191
Total Investments 132.9% (Cost $32,990,936)		27,648,663
Liabilities Less Other Assets (32.9)%		(6,842,601)

Net Assets 100.0%		$20,806,062

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

Schedule of Investments 25

ICON Leisure and Consumer Staples Fund
Industry Composition
March 31, 2009
(unaudited)

Movies & Entertainment	15.4%
Soft Drinks	13.5%
Cable & Satellite	12.8%
Restaurants	8.9%
Packaged Foods & Meats	8.2%
Drug Retail	7.4%
Hotels Resorts & Cruise Lines	6.3%
Leisure Products	5.9%
Agricultural Products	4.8%
Publishing	3.3%
Hypermarkets & Super Centers	2.6%
Leisure Facilities	2.4%
Tobacco	1.9%
Food Retail	1.7%
Food Distributors	1.5%
Casinos & Gaming	1.0%

97.6%

Percentages are based upon net assets.

ICON Leisure and Consumer Staples Fund
Sector Composition
March 31, 2009
(unaudited)

Leisure & Consumer Staples	97.6%

97.6%

Percentages are based upon net assets.

26 Schedule of Investments

ICON Materials Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.9%)
60,000	Air Products & Chemical, Inc.(b)	$3,375,000
60,000	Airgas, Inc.	2,028,600
60,000	Alcoa, Inc.	440,400
30,000	Ball Corp.	1,302,000
60,000	Bemis Co., Inc.	1,258,200
10,000	BHP Billiton, Ltd. - ADR	446,000
50,000	Carpenter Technology Corp.	706,000
40,000	Celanese Corp., Series A	534,800
25,000	CF Industries Holdings, Inc.	1,778,250
70,000	Commercial Metals Co.	808,500
60,000	Companhia Vale do Rio Doce - ADR	798,000
10,000	CONSOL Energy, Inc.	252,400
150,000	E.I. du Pont de Nemours and Co.(b)	3,349,500
15,000	FMC Corp.	647,100
64,500	Genco Shipping & Trading, Ltd.(b)	795,930
75,000	Gerdau Ameristeel Corp.	230,250
15,000	Greif, Inc. - Class A(b)	499,350
50,000	International Flavors & Fragrances, Inc.	1,523,000
75,000	Lafarge S.A. - ADR(b)	847,500
60,000	Lubrizol Corp.	2,040,600
140,000	Monsanto Co.	11,634,000
288,800	Navios Maritime Holdings, Inc.(b)	664,240
85,000	Newmont Mining Corp.(b)	3,804,600
75,000	Nucor Corp.(b)	2,862,750
30,000	Owens-Illinois, Inc.(a)(b)	433,200
30,000	Pactiv Corp.(a)	437,700
10,000	Posco - ADR(b)	668,300
20,000	Potash Corp. of Saskatchewan, Inc.(b)	1,616,200
34,000	PPG Industries, Inc.	1,254,600
20,000	Praxair, Inc.	1,345,800
40,000	Reliance Steel & Aluminum Co.(b)	1,053,200
10,000	Rio Tinto PLC - ADR	1,340,600
30,000	RPM International, Inc.	381,900
18,000	Schnitzer Steel Industries, Inc.	565,020
100,000	Sealed Air Corp.	1,380,000
65,000	Sonoco Products Co.	1,363,700
65,000	Steel Dynamics, Inc.	572,650
25,000	Syngenta AG - ADR(b)	1,002,750
27,000	The Mosaic Co.	1,133,460
30,000	The Valspar Corp.	599,100
30,000	United States Steel Corp.(b)	633,900

Total Common Stocks (Cost $65,084,685)		58,409,050

Schedule of Investments 27

Shares or Principal Amount		Value

Other Securities (27.2%)
15,910,393	Invesco Aim Liquid Assets Portfolio, 0.81%∧	$15,910,393

Total Other Securities (Cost $15,910,393)		15,910,393
Total Investments 127.1% (Cost $80,995,078)		74,319,443
Liabilities Less Other Assets (27.1)%		(15,830,673)

Net Assets 100.0%		$58,488,770

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2009.

∧	Investments made with cash collateral received from securities on loan. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

28 Schedule of Investments

ICON Materials Fund
Industry Composition
March 31, 2009
(unaudited)

Fertilizers & Agricultural Chemicals	29.3%
Steel	13.9%
Industrial Gases	11.6%
Diversified Chemicals	8.9%
Specialty Chemicals	7.8%
Paper Packaging	6.9%
Gold	6.5%
Metal & Glass Containers	4.5%
Diversified Metals & Mining	4.5%
Marine	2.5%
Construction Materials	1.4%
Other Industries (each less than 1%)	2.1%

99.9%

Percentages are based upon net assets.

ICON Materials Fund
Sector Composition
March 31, 2009
(unaudited)

Materials	97.0%
Industrial	2.5%
Energy	0.4%

99.9%

Percentages are based upon net assets.

Schedule of Investments 29

ICON Telecommunication & Utilities Fund
Schedule of Investments
March 31, 2009 (unaudited)

Shares or Principal Amount		Value

Common Stocks (82.4%)
15,000	Allegheny Energy, Inc.	$347,550
20,000	Alliant Energy Corp.	493,800
100,600	AT&T, Inc.	2,535,120
20,000	China Mobile, Ltd. - ADR	870,400
50,000	Dominion Resources, Inc. of Virginia	1,549,500
15,000	DPL, Inc.	338,100
29,000	Edison International	835,490
65,000	El Paso Electric Co.(a)	915,850
15,000	Entergy Corp.	1,021,350
10,600	FPL Group, Inc.	537,738
15,000	Integrys Energy Group, Inc.	390,600
10,000	Nippon Telegraph and Telephone Corp. - ADR	190,300
15,000	NTT DoCoMo, Inc. - ADR	204,750
17,500	Partner Communications Co., Ltd. - ADR	264,600
20,000	Pepco Holdings, Inc.	249,600
12,500	Portland General Electric Co.	219,875
15,000	PPL Corp.	430,650
100,000	Premiere Global Services, Inc.(a)	882,000
50,000	Public Service Enterprise Group, Inc.	1,473,500
9,000	Sempra Energy	416,160
10,000	Southern Co.	306,200
7,500	Swisscom AG - ADR	209,850
84,000	Verizon Communications, Inc.	2,536,800
30,000	Vodafone Group PLC - ADR	522,600
5,000	Wisconsin Energy Corp.	205,850
55,000	Xcel Energy, Inc.	1,024,650

Total Common Stocks (Cost $23,613,504)		18,972,883

Shares or
Principal		Interest	Maturity
Amount		Rate	Date	Value

Corporate Bonds (1.0%)
$250,000	Exelon Generation Co., LLC	6.20%	10/1/17	223,545

Total Corporate Bonds (Cost $234,616)				223,545

Shares or Principal Amount		Value

Short-Term Investments (16.1%)
$3,692,707	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.10%, 04/01/09#	3,692,707

Total Short-Term Investments (Cost $3,692,707)		3,692,707
Total Investments 99.5% (Cost $27,540,827)		22,889,135
Other Assets Less Liabilities 0.5%		117,105

Net Assets 100.0%		$23,006,240

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2009.

ADR	American Depositary Receipt

30 Schedule of Investments

ICON Telecommunication & Utilities Fund
Industry Composition
March 31, 2009
(unaudited)

Multi-Utilities	24.1%
Integrated Telecommunication Services	23.7%
Electric Utilities	23.6%
Wireless Telecommunication Services	8.2%
Alternative Carriers	3.8%

83.4%

Percentages are based upon net assets

ICON Telecommunication & Utilities Fund
Sector Composition
March 31, 2009
(unaudited)

Telecommunications & Utilities	83.4%

83.4%

Percentages are based upon net assets.

Schedule of Investments 31

Statements of Assets and Liabilities
March 31, 2009 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$57,851,089	$443,091,157	$35,433,753	$159,910,107

Investments, at value†	55,720,582	405,833,710	35,411,454	143,426,093
Receivables:
Fund shares sold	19,728	2,317,396	34,266	101,728
Investments sold	-	-	562,014	-
Interest	6,605	41,493	3	9,370
Dividends	32,137	198,280	65,864	138,496
Other assets	32,504	81,522	44,050	45,319

Total Assets	55,811,556	408,472,401	36,117,651	143,721,006

Liabilities
Payables:
Due to custodian bank	-	-	-	-
Interest	-	-	526	-
Investments bought	1,565,592	3,522,333	660,022	-
Payable for collateral received on securities loaned	10,408,779	43,804,937	-	25,512,070
Fund shares redeemed	88,607	279,991	75,537	154,624
Advisory fees	35,637	293,095	28,899	97,518
Fund accounting fees	2,767	9,622	2,390	4,844
Transfer agent fees	12,004	36,387	14,915	18,899
Administration fees	1,737	14,177	1,324	5,062
Trustee fees	5,143	42,463	4,151	14,095
Accrued expenses	3,518	11,575	9,695	11,164

Total Liabilities	12,123,784	48,014,580	797,459	25,818,276

Net Assets	$43,687,772	$360,457,821	$35,320,192	$117,902,730

Net Assets Consist of
Paid-in capital	$74,402,608	$525,867,734	$160,388,325	$155,938,290
Accumulated undistributed net investment income/(loss)	430,652	5,405,089	997,299	1,657,882
Accumulated undistributed net realized gain/(loss) from investment transactions	(29,014,981)	(133,557,555)	(126,043,133)	(23,209,428)
Unrealized appreciation/(depreciation) on investments	(2,130,507)	(37,257,447)	(22,299)	(16,484,014)

Net Assets	$43,687,772	$360,457,821	$35,320,192	$117,902,730

Shares outstanding (unlimited shares authorized no par value)	9,010,648	28,970,419	9,407,995	11,761,990
Net asset value (offering and redemption price per share)	$4.85	$12.44	$3.75	$10.02

† Includes securities on loan of	$10,178,571	$42,624,627	$-	$25,438,038

The accompanying notes are an integral part of the financial statements.

32 Financial Statements

	ICON	ICON		ICON
ICON	Information	Leisure and	ICON	Telecommunication
Industrials	Technology	Consumer	Materials	& Utilities
Fund	Fund	Staples Fund	Fund	Fund

$97,254,430	$107,923,976	$32,990,936	$80,995,078	$27,540,827

73,554,830	93,517,307	27,648,663	74,319,443	22,889,135

45,243	57,633	13,767	160,951	75,722
-	-	-	-	-
13,307	5,325	5,063	7,617	7,758
208,459	22,528	26,445	101,653	62,916
41,018	45,921	24,328	39,736	33,747

73,862,857	93,648,714	27,718,266	74,629,400	23,069,278

184,648	-	-	46,192	-
195	26	32	18	-
433,033	-	-	-	-

17,505,053	21,476,757	6,821,191	15,910,393	-
107,112	119,339	51,958	104,838	18,376
45,394	59,357	17,189	46,823	18,755
3,226	3,060	2,369	2,735	2,044
11,997	16,611	10,407	17,001	14,004
2,180	2,840	784	2,147	812
6,561	8,598	2,485	6,783	2,712
5,501	6,794	5,789	3,700	6,335

18,304,900	21,693,382	6,912,204	16,140,630	63,038

$55,557,957	$71,955,332	$20,806,062	$58,488,770	$23,006,240

$125,356,618	$163,315,903	$38,020,009	$118,401,567	$38,086,427

897,024	731,437	351,445	498,819	228,876

(46,996,085)	(77,685,339)	(12,223,119)	(53,735,981)	(10,657,371)

(23,699,600)	(14,406,669)	(5,342,273)	(6,675,635)	(4,651,692)

$55,557,957	$71,955,332	$20,806,062	$58,488,770	$23,006,240

12,411,788	13,468,307	4,105,498	9,654,527	4,638,237

$4.48	$5.34	$5.07	$6.06	$4.96

$17,195,854	$21,429,191	$5,667,167	$15,640,695	$-

Financial Statements 33

Statements of Operations
for the period ended March 31, 2009 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund
Investment Income
Interest	$2,412	$61,695	$1,616	$10,717
Dividends	387,706	5,300,139	1,332,568	1,399,348
Income from securities lending, net	69,190	578,778	-	122,860
Foreign taxes withheld	-	(56)	-	-

Total Investment Income	459,308	5,940,556	1,334,184	1,532,925

Expenses
Advisory fees	240,018	1,826,328	348,821	691,678
Fund accounting fees	8,261	54,384	11,729	21,403
Transfer agent fees	50,566	140,408	61,341	80,029
Administration fees	11,853	90,240	17,178	34,162
Registration fees	15,418	20,466	18,946	20,051
Insurance expense	3,595	30,822	6,542	6,687
Trustee fees and expenses	3,827	23,759	4,604	8,344
Interest expense	103	-	2,273	11
Other expenses	24,032	89,164	33,205	46,911

Total expenses before transfer agent earnings credit	357,673	2,275,571	504,639	909,276
Transfer agent earnings credit	(82)	(615)	(141)	(241)

Net Expenses	357,591	2,274,956	504,498	909,035

Net Investment Income/(Loss)	101,717	3,665,600	829,686	623,890

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	(21,654,478)	(132,299,415)	(59,151,416)	(23,046,374)
Change in unrealized net appreciation/(depreciation) on investments and foreign currency translations	(2,497,937)	(7,054,340)	(8,563,112)	(20,648,998)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions	(24,152,415)	(139,353,755)	(67,714,528)	(43,695,372)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(24,050,698)	$(135,688,155)	$(66,884,842)	$(43,071,482)

The accompanying notes are an integral part of the financial statements.

34 Financial Statements

	ICON	ICON		ICON
ICON	Information	Leisure and	ICON	Telecommunication
Industrials	Technology	Consumer	Materials	& Utilities
Fund	Fund	Staples Fund	Fund	Fund

$2,652	$5,448	$303	$7,749	$5,046
1,098,350	541,199	318,951	1,064,595	585,933

123,801	111,337	47,088	53,021	-
(3,315)	-	(1,444)	(315)	(98)

1,221,488	657,984	364,898	1,125,050	590,881

389,214	446,928	131,265	355,314	126,989
13,061	14,473	5,192	11,671	4,819
53,613	68,950	36,365	61,373	37,965
19,198	22,032	6,476	17,525	6,275
16,718	19,495	11,127	15,624	15,501
6,545	8,133	1,763	8,000	3,673
5,758	7,355	2,457	5,477	2,437
262	17,787	958	1,071	-
30,819	40,166	18,298	33,562	19,530

535,188	645,319	213,901	509,617	217,189

(145)	(158)	(46)	(128)	(43)

535,043	645,161	213,855	509,489	217,146

686,445	12,823	151,043	615,561	373,735

(43,081,025)	(41,206,615)	(9,413,352)	(43,010,781)	(2,400,657)

(11,330,512)	(9,503,573)	(3,418,866)	263,212	(2,998,729)

(54,411,537)	(50,710,188)	(12,832,218)	(42,747,569)	(5,399,386)

$(53,725,092)	$(50,697,365)	$(12,681,175)	$(42,132,008)	$(5,025,651)

Financial Statements 35

Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund
	Period ended	Year ended
	March 31,	September 30,
	2009 (unaudited)	2008

Operations
Net investment income/(loss)	$101,717	$(30,197)
Net realized gain/(loss) from investment transactions	(21,654,478)	(5,264,324)
Net realized gain/(loss) from foreign currency transactions	-	-
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	(2,497,937)	(8,052,981)

Net increase/(decrease) in net assets resulting from operations	(24,050,698)	(13,347,502)

Dividends and Distributions to Shareholders
Net investment income	-	-
Net realized gains	-	(5,715,433)

Net decrease from dividends and distributions	-	(5,715,433)

Fund Share Transactions
Shares sold	12,290,069	94,454,604
Reinvested dividends and distributions	-	5,647,506
Shares repurchased	(16,793,454)	(103,274,555)

Net increase/(decrease) from fund share transactions	(4,503,385)	(3,172,445)

Total net increase/(decrease) in net assets	(28,554,083)	(22,235,380)
Net Assets
Beginning of period	72,241,855	94,477,235

End of period	$43,687,772	$72,241,855

Transactions in Fund Shares
Shares sold	2,509,718	11,901,384
Reinvested dividends and distributions	-	657,451
Shares repurchased	(3,552,204)	(9,890,815)

Net increase/(decrease)	(1,042,486)	2,668,020
Shares outstanding, beginning of period	10,053,134	7,385,114

Shares outstanding, end of period	9,010,648	10,053,134

Accumulated undistributed net investment income/(loss)	$430,652	$328,935

The accompanying notes are an integral part of the financial statements.

36 Financial Statements

ICON Energy Fund		ICON Financial Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2009 (unaudited)	2008	2009 (unaudited)	2008

$3,665,600	$4,059,340	$829,686	$3,585,734
(132,299,415)	219,827,955	(59,151,416)	(66,546,769)

-	270	-	-

(7,054,340)	(313,719,016)	(8,563,112)	(10,271,581)

(135,688,155)	(89,831,451)	(66,884,842)	(73,232,616)

(1,993,032)	(2,043,462)	(3,381,427)	(1,809,844)
(134,183,715)	(177,660,859)	-	(19,270,780)

(136,176,747)	(179,704,321)	(3,381,427)	(21,080,624)

112,464,288	106,327,332	10,554,212	164,671,288
131,269,217	172,298,136	3,316,850	20,824,424
(104,047,871)	(332,527,571)	(36,459,182)	(163,096,823)

139,685,634	(53,902,103)	(22,588,120)	22,398,889

(132,179,268)	(323,437,875)	(92,854,389)	(71,914,351)

492,637,089	816,074,964	128,174,581	200,088,932

$360,457,821	$492,637,089	$35,320,192	$128,174,581

7,943,210	3,170,690	1,945,049	15,099,515
9,452,879	5,426,713	665,988	1,728,168
(6,633,241)	(10,071,174)	(8,196,911)	(15,827,527)

10,762,848	(1,473,771)	(5,585,874)	1,000,156
18,207,571	19,681,342	14,993,869	13,993,713

28,970,419	18,207,571	9,407,995	14,993,869

$5,405,089	$3,732,521	$997,299	$3,549,040

Financial Statements 37

Statements of Changes in Net Assets (continued)

	ICON Healthcare Fund
	Period ended	Year ended
	March 31,	September 30,
	2009 (unaudited)	2008
Operations
Net investment income/(loss)	$623,890	$(359,048)
Net realized gain/(loss) from investment transactions	(23,046,374)	6,635,806
Change in net unrealized appreciation/(depreciation) on investments	(20,648,998)	(75,394,705)

Net increase/(decrease) in net assets resulting from operations	(43,071,482)	(69,117,947)

Dividends and Distributions to Shareholders
Net investment income	-	-
Net realized gains	-	(35,443,355)

Net decrease from dividends and distributions	-	(35,443,355)

Fund Share Transactions
Shares sold	45,299,234	132,311,153
Reinvested dividends and distributions	-	33,320,610
Shares repurchased	(44,407,838)	(374,274,158)

Net increase/(decrease) from fund share transactions	891,396	(208,642,395)

Total net increase/(decrease) in net assets	(42,180,086)	(313,203,697)
Net Assets
Beginning of period	160,082,816	473,286,513

End of period	$117,902,730	$160,082,816

Transactions in Fund Shares
Shares sold	4,002,660	8,446,706
Reinvested dividends and distributions	-	2,093,003
Shares repurchased	(4,109,093)	(25,442,656)

Net increase/(decrease)	(106,433)	(14,902,947)
Shares outstanding, beginning of period	11,868,423	26,771,370

Shares outstanding, end of period	11,761,990	11,868,423

Accumulated undistributed net investment income/(loss)	$1,657,882	$1,033,992

The accompanying notes are an integral part of the financial statements.

38 Financial Statements

ICON Industrials Fund		ICON Information Technology Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2009 (unaudited)	2008	2009 (unaudited)	2008

$686,445	$774,383	$12,823	$(794,082)
(43,081,025)	(3,917,940)	(41,206,615)	(7,056,250)

(11,330,512)	(37,141,255)	(9,503,573)	(66,323,367)

(53,725,092)	(40,284,812)	(50,697,365)	(74,173,699)

(571,232)	(125,130)	-	-
-	(5,678,288)	-	-

(571,232)	(5,803,418)	-	-

9,125,401	134,429,676	10,499,142	139,642,245
567,022	5,764,952	-	-
(25,124,475)	(124,558,586)	(66,296,933)	(153,982,840)

(15,432,052)	15,636,042	(55,797,791)	(14,340,595)

(69,728,376)	(30,452,188)	(106,495,156)	(88,514,294)

125,286,333	155,738,521	178,450,488	266,964,782

$55,557,957	$125,286,333	$71,955,332	$178,450,488

1,712,943	13,326,003	1,979,426	14,365,857
102,149	571,353	-	-
(4,764,296)	(13,003,410)	(11,222,899)	(15,874,267)

(2,949,204)	893,946	(9,243,473)	(1,508,410)
15,360,992	14,467,046	22,711,780	24,220,190

12,411,788	15,360,992	13,468,307	22,711,780

$897,024	$781,811	$731,437	$718,614

Financial Statements 39

Statements of Changes in Net Assets (continued)

	ICON Leisure and Consumer Staples Fund
	Period ended	Year ended
	March 31,	September 30,
	2009 (unaudited)	2008

Operations
Net investment income/(loss)	$151,043	$130,261
Net realized gain/(loss) from investment transactions	(9,413,352)	(2,758,715)
Change in net unrealized appreciation/(depreciation) on investments	(3,418,866)	(6,521,918)

Net increase/(decrease) in net assets resulting from operations	(12,681,175)	(9,150,372)

Dividends and Distributions to Shareholders
Net investment income	-	(530,094)
Net realized gains	(9,922)	(6,370,211)

Net decrease from dividends and distributions	(9,922)	(6,900,305)

Fund Share Transactions
Shares sold	1,862,604	35,257,565
Reinvested dividends and distributions	9,724	6,759,578
Shares repurchased	(10,514,400)	(15,398,164)

Net increase/(decrease) from fund share transactions	(8,642,072)	26,618,979

Total net increase/(decrease) in net assets	(21,333,169)	10,568,302
Net Assets
Beginning of period	42,139,231	31,570,929

End of period	$20,806,062	$42,139,231

Transactions in Fund Shares
Shares sold	337,227	3,776,876
Reinvested dividends and distributions	1,818	765,524
Shares repurchased	(1,952,311)	(1,797,011)

Net increase/(decrease)	(1,613,266)	2,745,389
Shares outstanding, beginning of period	5,718,764	2,973,375

Shares outstanding, end of period	4,105,498	5,718,764

Accumulated undistributed net investment income/(loss)	$351,445	$200,402

The accompanying notes are an integral part of the financial statements.

40 Financial Statements

ICON Materials Fund		ICON Telecommunication & Utilities Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2009 (unaudited)	2008	2009 (unaudited)	2008

$615,561	$857,993	$373,735	$1,795,668
(43,010,781)	(9,284,326)	(2,400,657)	(7,495,950)

263,212	(34,719,071)	(2,998,729)	(18,700,947)

(42,132,008)	(43,145,404)	(5,025,651)	(24,401,229)

(860,270)	(495,395)	(1,742,486)	(1,083,543)
-	(20,315,377)	-	(15,519,409)

(860,270)	(20,810,772)	(1,742,486)	(16,602,952)

8,566,293	117,897,877	5,806,610	105,784,266
799,139	19,305,814	1,682,883	15,458,710
(26,406,803)	(86,045,802)	(8,050,559)	(159,411,942)

(17,041,371)	51,157,889	(561,066)	(38,168,966)

(60,033,649)	(12,798,287)	(7,329,203)	(79,173,147)

118,522,419	131,320,706	30,335,443	109,508,590

$58,488,770	$118,522,419	$23,006,240	$30,335,443

1,259,701	8,803,416	1,069,668	12,220,438
119,632	1,551,914	315,147	1,860,254
(3,805,261)	(6,809,964)	(1,528,462)	(21,208,177)

(2,425,928)	3,545,366	(143,647)	(7,127,485)
12,080,455	8,535,089	4,781,884	11,909,369

9,654,527	12,080,455	4,638,237	4,781,884

$498,819	$743,528	$228,876	$1,597,627

Financial Statements 41

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Consumer Discretionary Fund
Period Ended March 31, 2009 (unaudited)	$7.19	$0.01	$(2.35)	$(2.34)	$-	$-
Year Ended September 30, 2008	12.79	- (d)	(2.61)	(2.61)	-	(2.99)
Year Ended September 30, 2007	12.11	(0.04)	0.72	0.68	-	-
Year Ended September 30, 2006	13.61	(0.06)	0.79	0.73	-	(2.23)
Year Ended September 30, 2005	12.70	(0.08)	0.99	0.91	-	-
Year Ended September 30, 2004	11.79	(0.05)	0.96	0.91	-	-
ICON Energy Fund
Period Ended March 31, 2009 (unaudited)	27.06	0.15	(6.83)	(6.68)	(0.12)	(7.82)
Year Ended September 30, 2008	41.46	0.20	(4.82)	(4.62)	(0.11)	(9.67)
Year Ended September 30, 2007	31.88	0.08	12.86	12.94	-	(3.36)
Year Ended September 30, 2006	33.76	(0.06)	(0.89)	(0.95)	(0.08)	(0.85)
Year Ended September 30, 2005	21.81	0.10	11.85	11.95	-	-
Year Ended September 30, 2004	13.70	(0.04)	8.15	8.11	-	-
ICON Financial Fund
Period Ended March 31, 2009 (unaudited)	8.55	0.06	(4.62)	(4.56)	(0.24)	-
Year Ended September 30, 2008	14.30	0.21	(4.29)	(4.08)	(0.14)	(1.53)
Year Ended September 30, 2007	14.47	0.13	0.45	0.58	(0.15)	(0.60)
Year Ended September 30, 2006	13.43	0.15	1.84	1.99	(0.09)	(0.86)
Year Ended September 30, 2005	13.36	0.13	0.99	1.12	(0.03)	(1.02)
Year Ended September 30, 2004	10.78	0.04	2.60	2.64	(0.06)	-

The accompanying notes are an integral part of the financial statements.

42 Financial Highlights

						Ratio of net investment income/
						(loss) to average net
			Net	Ratio of expenses to average net assets (b)		assets (b)
	Net		assets,	Before	After	Before	After
distributions	asset		end of	transfer	transfer	transfer	transfer
Total	value,		period	agent	agent	agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings	earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit	credit	credit	credit	rate(c)

$-	$4.85	(32.55)%	$43,688	1.49%	1.49%	0.42%	0.42%	104.79%
(2.99)	7.19	(24.21)%	72,242	1.38%	1.38%	(0.04)%	(0.04)%	218.32%
-	12.79	5.62%	94,477	1.30%	1.30%	(0.31)%	(0.31)%	144.89%
(2.23)	12.11	6.20%	110,792	N/A	1.32%	N/A	(0.46)%	173.83%
-	13.61	7.17%	169,422	N/A	1.25%	N/A	(0.57)%	157.94%
-	12.70	7.72%	151,922	N/A	1.31%	N/A	(0.38)%	120.63%

(7.94)	12.44	(27.75)%	360,458	1.25%	1.25%	2.01%	2.01%	107.82%
(9.78)	27.06	(14.62)%	492,637	1.16%	1.16%	0.59%	0.59%	119.87%
(3.36)	41.46	43.64%	816,075	1.18%	1.17%	0.23%	0.24%	54.75%
(0.93)	31.88	(2.81)%	788,366	N/A	1.17%	N/A	(0.16)%	22.86%
-	33.76	54.79%	1,008,958	N/A	1.21%	N/A	0.37%	27.51%
-	21.81	59.20%	287,614	N/A	1.35%	N/A	(0.20)%	13.42%

(0.24)	3.75	(54.02)%	35,320	1.45%	1.45%	2.39%	2.39%	102.29%
(1.67)	8.55	(31.93)%	128,175	1.22%	1.22%	1.94%	1.94%	220.83%
(0.75)	14.30	3.84%	200,089	1.21%	1.21%	0.86%	0.86%	93.04%
(0.95)	14.47	15.53%	368,614	N/A	1.20%	N/A	1.10%	153.47%
(1.05)	13.43	8.29%	210,883	N/A	1.26%	N/A	1.00%	170.75%
(0.06)	13.36	24.53%	188,393	N/A	1.32%	N/A	0.34%	114.50%

Financial Highlights 43

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Healthcare Fund
Period Ended March 31, 2009 (unaudited)	$13.49	$0.05	$(3.52)	$(3.47)	$-	$-
Year Ended September 30, 2008	17.68	(0.02)	(2.65)	(2.67)	-	(1.52)
Year Ended September 30, 2007	17.95	- (d)	1.19	1.19	-	(1.46)
Year Ended September 30, 2006	17.94	(0.10)	0.38	0.28	-	(0.27)
Year Ended September 30, 2005	13.70	(0.14)	4.42	4.28	-	(0.04)
Year Ended September 30, 2004	12.28	(0.14)	1.56	1.42	-	-
ICON Industrials Fund
Period Ended March 31, 2009 (unaudited)	8.16	0.05	(3.69)	(3.64)	(0.04)	-
Year Ended September 30, 2008	10.77	0.05	(2.32)	(2.27)	(0.01)	(0.33)
Year Ended September 30, 2007	13.22	0.02	2.63	2.65	- (d)	(5.10)
Year Ended September 30, 2006	12.70	(0.04)	0.97	0.93	-	(0.41)
Year Ended September 30, 2005	10.52	(0.04)	2.22	2.18	-	-
Year Ended September 30, 2004	8.80	(0.05)	1.77	1.72	-	-
ICON Information Technology Fund
Period Ended March 31, 2009 (unaudited)	7.86	- (d)	(2.52)	(2.52)	-	-
Year Ended September 30, 2008	11.02	(0.04)	(3.12)	(3.16)	-	-
Year Ended September 30, 2007	8.72	(0.05)	2.35	2.30	-	-
Year Ended September 30, 2006	8.70	(0.05)	0.07	0.02	-	-
Year Ended September 30, 2005	7.90	(0.08)	0.88	0.80	-	-
Year Ended September 30, 2004	8.27	(0.08)	(0.29)	(0.37)	-	-

The accompanying notes are an integral part of the financial statements.

44 Financial Highlights

						Ratio of net investment income/
						(loss) to average net
			Net	Ratio of expenses to average net assets (b)		assets (b)
	Net		assets,	Before	After	Before	After
distributions	asset		end of	transfer	transfer	transfer	transfer
Total	value,		period	agent	agent	agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings	earnings	earnings	turnover
distributions	period	return (a)	thousands)	credit	credit	credit	credit	rate(c)

$-	$10.02	(25.72)%	$117,903	1.31%	1.31%	0.90%	0.90%	64.05%
(1.52)	13.49	(16.43)%	160,083	1.25%	1.25%	(0.12)%	(0.12)%	61.44%
(1.46)	17.68	7.17%	473,287	1.21%	1.20%	0.00%	0.01%	24.56%
(0.27)	17.95	1.56%	646,202	N/A	1.19%	N/A	(0.55)%	61.37%
(0.04)	17.94	31.39%	682,759	N/A	1.22%	N/A	(0.82)%	47.88%
-	13.70	11.56%	285,670	N/A	1.29%	N/A	(1.04)%	52.72%

(0.04)	4.48	(44.70)%	55,558	1.38%	1.38%	1.77%	1.77%	56.68%
(0.34)	8.16	(21.72)%	125,286	1.25%	1.25%	0.55%	0.55%	143.40%
(5.10)	10.77	28.73%	155,739	1.28%	1.27%	0.15%	0.16%	125.44%
(0.41)	13.22	7.49%	106,015	N/A	1.24%	N/A	(0.30)%	89.38%
-	12.70	20.72%	216,636	N/A	1.24%	N/A	(0.34)%	67.25%
-	10.52	19.55%	209,693	N/A	1.29%	N/A	(0.47)%	45.77%

-	5.34	(32.06)%	71,955	1.45%	1.45%	0.03%	0.03%	32.28%
-	7.86	(28.68)%	178,450	1.24%	1.24%	(0.41)%	(0.41)%	171.22%
-	11.02	26.38%	266,965	1.23%	1.23%	(0.49)%	(0.49)%	78.66%
-	8.72	0.23%	241,988	N/A	1.25%	N/A	(0.61)%	155.39%
-	8.70	10.13%	220,073	N/A	1.29%	N/A	(0.91)%	152.16%
-	7.90	(4.47)%	244,252	N/A	1.31%	N/A	(0.91)%	189.67%

Financial Highlights 45

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Leisure and Consumer Staples Fund
Period Ended March 31, 2009 (unaudited)	$7.37	$0.03	$(2.33)	$(2.30)	$-	$- (d)
Year Ended September 30, 2008	10.62	0.03	(1.60)	(1.57)	(0.13)	(1.55)
Year Ended September 30, 2007	9.21	0.10	1.33	1.43	(0.02)	- (d)
Year Ended September 30, 2006	11.96	(0.07)	(0.01)	(0.08)	-	(2.67)
Year Ended September 30, 2005	14.51	(0.06)	0.94	0.88	-	(3.43)
Year Ended September 30, 2004	12.42	(0.04)	2.13	2.09	-	-
ICON Materials Fund
Period Ended March 31, 2009 (unaudited)	9.81	0.06	(3.73)	(3.67)	(0.08)	-
Year Ended September 30, 2008	15.39	0.08	(3.23)	(3.15)	(0.06)	(2.37)
Year Ended September 30, 2007	11.67	0.08	5.10	5.18	(0.15)	(1.31)
Year Ended September 30, 2006	11.30	0.09	1.09	1.18	(0.02)	(0.79)
Year Ended September 30, 2005	9.05	0.03	2.23	2.26	(0.01)	-
Year Ended September 30, 2004	6.20	0.01	2.87	2.88	(0.03)	-
ICON Telecommunication & Utilities Fund
Period Ended March 31, 2009 (unaudited)	6.34	0.08	(1.08)	(1.00)	(0.38)	-
Year Ended September 30, 2008	9.20	0.14	(2.03)	(1.89)	(0.06)	(0.91)
Year Ended September 30, 2007	7.66	0.10	2.18	2.28	(0.11)	(0.63)
Year Ended September 30, 2006	8.28	0.13	0.37	0.50	(0.18)	(0.94)
Year Ended September 30, 2005	6.61	0.14	1.61	1.75	(0.08)	-
Year Ended September 30, 2004	5.69	0.07	0.92	0.99	(0.07)	-

(x)	Calculated using the average share method.
(a)	Not annualized.
(b)	Annualized for periods less than a year.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized.
(d)	Amount less than $0.005.

The accompanying notes are an integral part of the financial statements.

46 Financial Highlights

						Ratio of net investment income/
						(loss) to average net
			Net	Ratio of expenses to average net assets (b)		assets (b)
	Net		assets,	Before	After	Before	After
distributions	asset		end of	transfer	transfer	transfer	transfer
Total	value,		period	agent	agent	agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings	earnings	earnings	turnover
distributions	period	return(a)	thousands)	credit	credit	credit	credit	rate(c)

$- (d)	$5.07	(31.18)%	$20,806	1.63%	1.63%	1.15%	1.15%	69.49%
(1.68)	7.37	(17.40)%	42,139	1.46%	1.46%	0.31%	0.31%	132.40%
(0.02)	10.62	15.61%	31,571	1.41%	1.41%	1.02%	1.02%	150.72%
(2.67)	9.21	0.11%	68,136	N/A	1.54%	N/A	(0.70)%	215.75%
(3.43)	11.96	5.01%	47,410	N/A	1.30%	N/A	(0.45)%	271.72%
-	14.51	16.83%	83,022	N/A	1.33%	N/A	(0.31)%	148.43%

(0.08)	6.06	(37.48)%	58,489	1.44%	1.44%	1.74%	1.74%	57.54%
(2.43)	9.81	(23.79)%	118,522	1.26%	1.26%	0.60%	0.60%	111.26%
(1.46)	15.39	48.63%	131,321	1.33%	1.33%	0.59%	0.59%	109.10%
(0.81)	11.67	11.17%	135,097	N/A	1.30%	N/A	0.74%	176.89%
(0.01)	11.30	25.04%	99,569	N/A	1.31%	N/A	0.33%	128.01%
(0.03)	9.05	46.61%	139,838	N/A	1.37%	N/A	0.13%	59.48%

(0.38)	4.96	(16.21)%	23,006	1.71%	1.71%	2.94%	2.94%	40.94%
(0.97)	6.34	(23.01)%	30,335	1.35%	1.35%	1.74%	1.74%	102.65%
(0.74)	9.20	31.60%	109,509	1.33%	1.33%	1.20%	1.20%	154.99%
(1.12)	7.66	7.56%	119,762	N/A	1.38%	N/A	1.71%	209.50%
(0.08)	8.28	26.70%	120,651	N/A	1.26%	N/A	1.88%	112.91%
(0.07)	6.61	17.57%	61,325	N/A	1.37%	N/A	1.07%	108.81%

Financial Highlights 47

Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), and ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. There are eight other active series funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure

48 Notes to Financial Statements

involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with

Notes to Financial Statements 49

Notes to Financial Statements (unaudited) (continued)

remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a framework for measuring fair value and expands disclosures about fair value measurements in the financial statements.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risks).

Level 3 - significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the

50 Notes to Financial Statements

Funds’ investments, based on the inputs used to determine their values on March 31, 2009.

	LEVEL 1	LEVEL 2	LEVEL 3
	Investments	Investments	Investments
Fund Name	in Securities	in Securities	in Securities

ICON Consumer Discretionary Fund	$48,538,009	$7,182,573	$-
ICON Energy Fund	384,339,721	21,493,989	-
ICON Financial Fund	33,846,310	1,565,144	-
ICON Healthcare Fund	138,367,763	5,058,330	-
ICON Industrials Fund	71,003,905	2,550,925	-
ICON Information Technology Fund	93,069,301	448,006	-
ICON Leisure and Consumer Staples Fund	27,125,657	523,006	-
ICON Materials Fund	74,319,443	-	-
ICON Telecommunication & Utilities Fund	18,763,033	4,126,102	-

New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management intends to adopt SFAS 161 during the fiscal year ending September 30, 2009, as required.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2009.

Notes to Financial Statements 51

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented on the Statement of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2009.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent

52 Notes to Financial Statements

payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2009.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Financial Fund purchased put options during the

Notes to Financial Statements 53

Notes to Financial Statements (unaudited) (continued)

period ended March 31, 2009. The Funds did not enter into any written option transactions during the period ended March 31, 2009.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Asset Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portions of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

As of March 31, 2009, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$10,178,571	$10,408,779
ICON Energy Fund	42,624,627	43,804,937
ICON Healthcare Fund	25,438,038	25,512,070
ICON Industrials Fund	17,195,854	17,505,053
ICON Information Technology Fund	21,429,191	21,476,757
ICON Leisure and Consumer Staples Fund	5,667,167	6,821,191
ICON Materials Fund	15,640,695	15,910,393

The value of the collateral above could include collateral for securities that were sold on or before March 31, 2009.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

54 Notes to Financial Statements

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, and interim tax periods within, no examinations are in progress or anticipated at this time.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

Allocation of Income and Expenses

Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets.

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as the investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. The Funds are obligated to pay ICON management fees computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

Accounting, Custody and Transfer Agent Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the fund accounting agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of average net assets, 0.0175% on the average net assets over $1.75 billion and up to $5 billion, and 0.01% on average net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which results from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2009, the Funds received transfer agent earnings credits which are included on the Statements of Operations.

56 Notes to Financial Statements

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. During the period ended March 31, 2009, the Funds’ payment for administrative services to ICON is included on the Statement of Operations. The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with Citi pursuant to which Citi assists ICON with the administration and business affairs of the Trust. For its services, ICON pays Citi at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2009, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

4. Line of Credit

The Funds have entered into Lines of Credit agreements with BBH to provide temporary funding for redemption requests. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in each Fund subject to a maximum borrowing limit by the Trust of $150 million. Interest on domestic borrowings is charged at LIBOR plus 1.50%, which was 2.00% at March 31, 2009. The average interest rate charged for the period ended March 31, 2009, was 2.90%

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

Average Borrowing
Fund	(10/1/08-3/31/09)

ICON Consumer Discretionary Fund	$91,666
ICON Energy Fund	-
ICON Financial Fund	2,587,766
ICON Healthcare Fund	70,005
ICON Industrials Fund**	1,182,302
ICON Information Technology Fund	1,981,471
ICON Leisure and Consumer Staples Fund	320,147
ICON Materials Fund**	440,907
ICON Telecommunication & Utilities Fund	-

**	Fund had outstanding borrowings as of March 31, 2009.

Average borrowing is calculated using only the days there was a borrowing. It is not an annualized number.

5. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted in the following tables represent net capital loss carryforwards as of September 30, 2008 that may be available to offset future realized capital gains and thereby reduces future taxable income distributions. During the year ended September 30, 2008 no capital loss carryforwards were used.

For the year ended September 30, 2008 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Financial Fund	$1,846,560	2016
ICON Industrials Fund	694,762	2016
ICON Information Technology Fund	29,035,041	2011
ICON Information Technology Fund	21,080	2016

58 Notes to Financial Statements

For the year ended September 30, 2008 the Funds will elect to defer post October losses:

Post October
Fund	Losses

ICON Consumer Discretionary Fund	$7,031,175
ICON Financial Fund	56,268,862
ICON Industrials Fund	2,961,025
ICON Information Technology Fund	7,378,932
ICON Leisure and Consumer Staples Fund	2,358,645
ICON Materials Fund	10,502,156
ICON Telecommunications & Utilities Fund	7,370,008

As of September 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Undistributed		Accumulated	Unrealized
	Undistributed	Net Long-Term	Accumulated	Capital and	Appreciation	Total Accumulated
Fund	Ordinary Income	Gains	Earnings	Other Losses	(Depreciation)	Earnings (Deficit)

ICON Consumer Discretionary Fund	$-	$-	$-	$(7,031,175)	$38,102	$(6,993,073)
ICON Energy Fund	9,296,030	126,905,412	136,201,442	-	(31,485,943)	104,715,499
ICON Financial Fund	3,548,622	-	3,548,622	(58,115,422)	(235,482)	(54,802,282)
ICON Healthcare Fund	-	-	-	-	4,001,931	4,001,931
ICON Industrials Fund	82,927	-	82,927	(3,655,787)	(12,608,621)	(16,181,481)
ICON Information Technology Fund	-	-	-	(36,435,053)	(4,946,767)	(41,381,820)
ICON Leisure and Consumer Staples Fund	9,922	-	9,922	(2,358,645)	(2,374,529)	(4,723,252)
ICON Materials Fund	80,811	-	80,811	(10,502,156)	(7,161,891)	(17,583,236)
ICON Telecommunication & Utilities Fund	1,597,627	-	1,597,627	(7,370,008)	(2,539,669)	(8,312,050)

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2009, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

				Net
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Consumer Discretionary Fund	$58,602,418	$2,149,792	$(5,031,628)	$(2,881,836)
ICON Energy Fund	444,884,461	11,832,887	(50,883,638)	(39,050,751)
ICON Financial Fund	36,322,180	2,934,041	(3,844,767)	(910,726)
ICON Healthcare Fund	160,924,755	4,362,510	(21,861,172)	(17,498,662)
ICON Industrials Fund	97,642,188	345,584	(24,432,942)	(24,087,358)
ICON Information Technology Fund	109,159,625	3,361,654	(19,003,972)	(15,642,318)
ICON Leisure and Consumer Staples Fund	33,110,058	405,634	(5,867,029)	(5,461,395)
ICON Materials Fund	81,209,771	5,866,321	(12,756,649)	(6,890,328)
ICON Telecommunication & Utilities Fund	28,265,878	285,153	(5,661,896)	(5,376,743)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and options contracts) was as follows:

	Purchases of	Proceeds from Sales
Fund	Securities	of Securities

ICON Consumer Discretionary Fund	$48,538,401	$57,174,718
ICON Energy Fund	422,622,387	388,286,999
ICON Financial Fund	74,536,624	97,982,616
ICON Healthcare Fund	90,506,651	85,465,171
ICON Industrials Fund	45,493,755	60,691,069
ICON Information Technology Fund	30,843,402	76,270,921
ICON Leisure and Consumer Staples Fund	18,816,645	27,075,226
ICON Materials Fund	41,763,856	51,786,145
ICON Telecommunications & Utilities Fund	9,527,313	13,527,995

60 Notes to Financial Statements

Six Month Hypothetical Expense Example
March 31, 2009 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/08 -3/31/09).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

Expense Example 61

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/08	3/31/09	10/1/08-3/31/09*	10/1/08-3/31/09

ICON Consumer Discretionary Fund
Actual Expenses	$1,000.00	$674.50	$6.22	1.49%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.57	7.49
ICON Energy Fund
Actual Expenses	1,000.00	722.50	5.37	1.25%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.77	6.29
ICON Financial Fund
Actual Expenses	1,000.00	459.80	5.28	1.45%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.77	7.29
ICON Healthcare Fund
Actual Expenses	1,000.00	742.80	5.69	1.31%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.47	6.59
ICON Industrials Fund
Actual Expenses	1,000.00	553.00	5.34	1.38%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.12	6.94
ICON Information Technology Fund
Actual Expenses	1,000.00	679.40	6.07	1.45%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.77	7.29
ICON Leisure and Consumer Staples Fund
Actual Expenses	1,000.00	688.20	6.86	1.63%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.87	8.20
ICON Materials Fund
Actual Expenses	1,000.00	625.20	5.83	1.44%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.82	7.24
ICON Telecommunication & Utilities Fund
Actual Expenses	1,000.00	837.90	7.84	1.71%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.47	8.60

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

62 Expense Example

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconfunds.com on or about 15 days following each month end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor

Other Information 63

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

Item 2. Code of Ethics.
     Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     (a) Not applicable.
     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
     (b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable — Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date May 22, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date May 22, 2009

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)
Date May 22, 2009